                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7170

                             TCW GALILEO FUNDS, INC.
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)

                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.   REPORT TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

[TCW GALILEO FUNDS LOGO]

TCW GALILEO FUNDS

US EQUITY FUNDS

AGGRESSIVE GROWTH EQUITIES
CONVERTIBLE SECURITIES
DIVERSIFIED VALUE
DIVIDEND FOCUSED
FOCUSED LARGE CAP VALUE
GROWTH EQUITIES
GROWTH INSIGHTS
LARGE CAP CORE
LARGE CAP GROWTH
LARGE CAP VALUE
OPPORTUNITY
SELECT EQUITIES
SMALL CAP GROWTH
VALUE ADDED
VALUE OPPORTUNITIES


APRIL 30, 2005

U.S. EQUITIES

TCW GALILEO FUNDS, INC.

Table of Contents                                                 April 30, 2005

Letter to Shareholders                                                         1

Performance Summary                                                            2

Schedules of Investments:

  TCW Galileo Aggressive Growth Equities Fund                                  4
  TCW Galileo Convertible Securities Fund                                      8
  TCW Galileo Diversified Value Fund                                          14
  TCW Galileo Dividend Focused Fund                                           18
  TCW Galileo Focused Large Cap Value Fund                                    22
  TCW Galileo Growth Equities Fund                                            25
  TCW Galileo Growth Insights Fund                                            29
  TCW Galileo Large Cap Core Fund                                             33
  TCW Galileo Large Cap Growth Fund                                           37
  TCW Galileo Large Cap Value Fund                                            42
  TCW Galileo Opportunity Fund                                                47
  TCW Galileo Select Equities Fund                                            54
  TCW Galileo Small Cap Growth Fund                                           58
  TCW Galileo Value Added Fund                                                63
  TCW Galileo Value Opportunities Fund                                        71

Statements of Assets and Liabilities                                          76

Statements of Operations                                                      80

Statements of Changes in Net Assets                                           84

Notes to Financial Statements                                                 90

Financial Highlights                                                         104

Shareholder Expenses                                                         139

Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule     143

Advisory and Sub-Advisory Agreements Disclosure                              144

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

U.S. EQUITIES

[TCW GALILEO FUNDS LOGO]

To Our Valued Shareholders

We are pleased to submit the April 30, 2005 semi-annual reports for the TCW Galileo Funds. The following pages list each Fund's investment performance.

In keeping with our commitment to make good corporate governance a priority, I am pleased to report that the board has recently decided to create two fund oversight committees: one for the U.S. equity funds and the other for the U.S. fixed income and international funds. The board believes that the creation of these two committees will enhance its ability to oversee the Funds and allow for greater communication between the board and the Funds' portfolio managers.

The TCW Galileo Funds continue to provide our clients with targeted investment strategies featuring competitive expense ratios with no front-end loads or deferral sales charges. We are committed to providing you with superior investment management and distinctive personal service.

On behalf of the board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Galileo Funds, I invite you to visit our web site at www.tcw.com or call our shareholder services department at 1-800-FUND-TCW (1-800-386-3829).

Sincerely,


/s/ Alvin R. Albe

Alvin R. Albe
President and Chief Executive Officer

May 19, 2005

U.S. EQUITIES

TCW GALILEO FUNDS, INC.

Performance Summary (Unaudited)                                   April 30, 2005

                                                                           TOTAL RETURN
                                                                ANNUALIZED AS OF APRIL 30, 2005
                                                   ----------------------------------------------------------
                                        NAV         1-YEAR        5-YEAR         10-YEAR      SINCE INCEPTION   INCEPTION DATE
                                      --------     --------     ----------      ----------    ---------------   --------------
TCW Galileo Aggressive Growth
   Equities Fund -- I Class           $  11.04      (8.23)%      (16.61)%        10.59%           11.05%(1)       11/01/94(4)
TCW Galileo Aggressive Growth
   Equities Fund -- N Class           $  10.78      (8.64)%      (16.96)%          N/A            (4.02)%         03/01/99
TCW Galileo Aggressive Growth
   Equities Fund -- K Class           $  11.04      (8.23)%         N/A            N/A            14.91%          11/01/02
TCW Galileo Convertible
   Securities Fund -- I Class         $   8.26      (1.75)%       (5.48)%         7.49%(1)         9.13%(1)       01/01/89(4)
TCW Galileo Diversified Value
   Fund -- I Class                    $  13.09      13.68%          N/A            N/A            13.45%          01/02/04
TCW Galileo Diversified Value
   Fund -- N Class                    $  13.06      13.38%         7.14%(3)        N/A             5.76%(3)       01/02/98(4)
TCW Galileo Dividend Focused
   Fund -- I Class                    $  11.03        N/A           N/A            N/A             6.18%(5)       11/01/04
TCW Galileo Dividend Focused
   Fund -- N Class                    $  11.03      10.73%        12.81%(3)      12.62%(3)        10.83%(3)       09/19/86(4)
TCW Galileo Focused Large Cap
   Value Fund -- I Class              $  11.31        N/A           N/A            N/A             3.10%(5)       11/01/04
TCW Galileo Focused Large Cap
   Value Fund -- N Class              $  11.26      11.05%         1.82%(2)        N/A             5.60%(2)       07/20/98(4)
TCW Galileo Growth Equities
   Fund -- I Class                    $   9.54      (3.15)%         N/A            N/A            (3.96)%         03/01/04
TCW Galileo Growth Equities
   Fund -- N Class                    $   9.54      (3.15)%         N/A            N/A            (3.96)%         03/01/04
TCW Galileo Growth Insights
   Fund -- N Class                    $   6.16       1.15%       (13.37)%(2)       N/A             1.04%(2)       01/31/98(4)
TCW Galileo Large Cap Core
   Fund -- I Class                    $  10.19        N/A           N/A            N/A             2.15%(6)       11/01/04
TCW Galileo Large Cap Core
   Fund -- N Class                    $  10.19        N/A           N/A            N/A             2.15%(6)       11/01/04
TCW Galileo Large Cap Growth
   Fund -- I Class                    $   8.37      (3.01)%      (14.04)%          N/A             2.98%(1)       06/19/97(4)
TCW Galileo Large Cap Growth
   Fund -- N Class                    $   8.32      (3.03)%      (14.12)%          N/A            (5.67)%         03/01/99
TCW Galileo Large Cap Value
   Fund -- I Class                    $  13.88       9.01%         2.00%           N/A             6.53%(1)       12/01/97(4)
TCW Galileo Large Cap Value
   Fund -- N Class                    $  13.84       8.23%         1.37%           N/A             3.92%          03/01/99
TCW Galileo Large Cap Value
   Fund -- K Class                    $  14.08       8.98%          N/A            N/A            15.83%          11/01/02
TCW Galileo Opportunity
   Fund -- I Class                    $  12.53       3.66%        11.61%(3)      11.02%(3)        11.07%(3)       05/06/04(4)
TCW Galileo Opportunity
   Fund -- N Class                    $  12.42       3.28%        11.27%(3)      10.68%(3)        12.67%(3)       03/31/88(4)
TCW Galileo Opportunity
   Fund -- K Class                    $  12.57       3.32%          N/A            N/A            18.93%          11/01/02
TCW Galileo Select Equities
   Fund -- I Class                    $  17.19      (0.29)%       (6.54)%        10.22%           11.01%(1)       07/01/91(4)
TCW Galileo Select Equities
   Fund -- N Class                    $  16.84      (0.65)%       (6.85)%          N/A             0.89%          03/01/99
TCW Galileo Select Equities
   Fund -- K Class                    $  17.09      (0.87)%         N/A            N/A            (0.42)%         08/06/01
TCW Galileo Small Cap Growth
   Fund -- I Class                    $  14.07      (3.96)%      (17.75)%         5.54%            8.47%(1)       12/01/89(4)
TCW Galileo Small Cap Growth
   Fund -- N Class                    $  13.78      (4.44)%      (18.05)%          N/A            (5.14)%         03/01/99
TCW Galileo Small Cap Growth
   Fund -- K Class                    $  14.07      (3.96)%         N/A            N/A            13.60%          11/01/02

                                                                           TOTAL RETURN
                                                                ANNUALIZED AS OF APRIL 30, 2005
                                                   ----------------------------------------------------------
                                        NAV         1-YEAR        5-YEAR         10-YEAR      SINCE INCEPTION   INCEPTION DATE
                                      --------     --------     ----------      ----------    ---------------   --------------
TCW Galileo Value Added
   Fund -- I Class                    $  11.95      (6.86)%         N/A            N/A             6.61%          06/14/00
TCW Galileo Value Added
   Fund -- N Class                    $  13.53      (5.52)%         N/A            N/A            (1.39)%         05/01/02
TCW Galileo Value Added
   Fund -- K Class                    $  13.53      (5.52)%         N/A            N/A            20.83%          11/01/02
TCW Galileo Value Opportunities
   Fund -- I Class                    $  21.23       3.10%        13.51%           N/A            15.33%(1)       11/01/96(4)
TCW Galileo Value Opportunities
   Fund -- N Class                    $  20.95       2.79%          N/A            N/A            10.64%          11/01/00
TCW Galileo Value Opportunities
   Fund -- K Class                    $  21.13       2.62%          N/A            N/A            21.91%          11/01/02

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE TCW GALILEO FUNDS' REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE, WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.
(2) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR SEPARATELY MANAGED ACCOUNT FOR PERIODS BEFORE THE TCW GALILEO FUND'S REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR SEPARATELY MANAGED ACCOUNT WAS NOT REGISTERED UNDER THE 1940 ACT, AND, THEREFORE, WAS NOT SUBJECTED TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE SEPARATELY MANAGED ACCOUNT HAD BEEN REGISTERED UNDER THE 1940 ACT, THE SEPARATELY MANAGED ACCOUNT'S PERFORMANCE MAY HAVE BEEN LOWER.
(3) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR SG COWEN FUND. THE PREDECESSOR SG COWEN FUND WAS AN INVESTMENT COMPANY REGISTERED UNDER THE 1940 ACT, AS AMENDED.
(4)  INCEPTION DATE OF THE PREDECESSOR ENTITY.
(5) PERFORMANCE FOR THE PERIOD FROM NOVEMBER 1, 2004 (COMMENCEMENT OF OFFERING OF I CLASS SHARES) THROUGH APRIL 30, 2005.
(6) PERFORMANCE FOR THE PERIOD FROM NOVEMBER 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2005.

U.S. EQUITIES

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND

Schedule of Investments (Unaudited)

    NUMBER OF
     SHARES       COMMON STOCK                                              VALUE
--------------------------------------------------------------------------------------
                  ADVERTISING (0.8% OF NET ASSETS)
         22,300   Monster Worldwide, Inc.                              $       513,123 *
                                                                       ---------------
                  AEROSPACE/DEFENSE (1.0%)
         27,200   Cogent, Inc.                                                 612,000 *
                                                                       ---------------
                  APPAREL RETAILERS (0.7%)
         15,900   Chico's FAS, Inc.                                            407,517*+
                                                                       ---------------
                  BANKING & FINANCIAL SERVICES (6.5%)
         26,400   Commerce Bancorp, Inc.                                       738,936 +
         25,375   SEI Investments Co.                                          832,554
         31,400   Signature Bank                                               773,382 *
         30,953   T. Rowe Price Group, Inc.                                  1,707,677
                                                                       ---------------
                  TOTAL BANKING & FINANCIAL SERVICES                         4,052,549
                                                                       ---------------
                  COMMERCIAL SERVICES (12.2%)
          7,100   51job, Inc. (ADR)                                            120,913*+
         17,400   Advisory Board Co.                                           708,180 *
         16,700   Alliance Data Systems Corp.                                  674,680 *
         22,600   Bright Horizons Family Solutions, Inc.                       765,914*+
         20,400   Corporate Executive Board Co.                              1,340,892
          5,090   Ctrip.com International, Ltd. (ADR)                          223,349*+
         48,766   Paychex, Inc.                                              1,492,240
         21,500   Resources Connection, Inc.                                   410,865 *
         47,268   Robert Half International, Inc.                            1,173,192 +
          6,100   Strayer Education, Inc.                                      654,408
                                                                       ---------------
                  TOTAL COMMERCIAL SERVICES                                  7,564,633
                                                                       ---------------
                  COMPUTER SERVICES (20.7%)
         23,073   CheckFree Corp.                                              846,318*+
         17,000   ChoicePoint, Inc.                                            670,990 *
         18,200   Cognizant Technology Solutions Corp.                         764,582 *
         59,039   Network Appliance, Inc.                                    1,572,209 *
         59,300   Salesforce.com, Inc.                                         858,664*+
         11,000   SRA International, Inc., Class A                             718,850 *
         52,900   VeriSign, Inc.                                             1,399,734 *
         12,100   Websense, Inc.                                               641,905*+
        154,438   Yahoo!, Inc.                                               5,329,655 *
                                                                       ---------------
                  TOTAL COMPUTER SERVICES                                   12,802,907
                                                                       ---------------
                  COMPUTER SOFTWARE (2.8%)
         17,400   Navteq Corp.                                                 633,708 *
         94,700   Opsware, Inc.                                                452,666 *
         60,900   Red Hat, Inc.                                                654,675*+
                                                                       ---------------
                  TOTAL COMPUTER SOFTWARE                                    1,741,049
                                                                       ---------------
                  ELECTRONICS (13.9%)
         39,264   Altera Corp.                                                 813,943 *
         20,800   Marvell Technology Group, Ltd.                               696,384*+
         91,843   Maxim Integrated Products, Inc.                            3,434,928

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

    NUMBER OF
     SHARES       COMMON STOCK                                              VALUE
--------------------------------------------------------------------------------------
                  ELECTRONICS (CONTINUED)
         14,945   Silicon Laboratories, Inc.                           $       379,603*+
        121,547   XILINX, Inc.                                               3,274,476 +
                                                                       ---------------
                  TOTAL ELECTRONICS                                          8,599,334
                                                                       ---------------
                  FOODS, HOTELS & RESTAURANTS (1.1%)
         12,100   P.F. Chang's China Bistro, Inc.                              671,792*+
                                                                       ---------------
                  HEALTHCARE (6.7%)
         29,213   Affymetrix, Inc.                                           1,347,011*+
          9,488   Express Scripts, Inc.                                        850,504 *
         27,404   Genentech, Inc.                                            1,944,040 *
                                                                       ---------------
                  TOTAL HEALTHCARE                                           4,141,555
                                                                       ---------------
                  LODGING (1.3%)
         12,500   Four Seasons Hotels, Inc.                                    793,375 +
                                                                       ---------------
                  MEDIA--BROADCASTING & PUBLISHING (2.6%)
         60,294   Univision Communications, Inc.                             1,585,129*+
                                                                       ---------------
                  MEDICAL SUPPLIES (3.8%)
         29,400   Foxhollow Technologies, Inc.                                 911,106*+
         43,510   IntraLase Corp.                                              727,487 *
         28,700   Kyphon, Inc.                                                 750,505*+
                                                                       ---------------
                  TOTAL MEDICAL SUPPLIES                                     2,389,098
                                                                       ---------------
                  PHARMACEUTICALS (4.3%)
         36,700   Encysive Pharmaceuticals, Inc.                               358,192 *
          9,325   ID Biomedical Corp.                                          150,132*+
         14,400   MGI Pharma, Inc.                                             317,520 *
         33,700   Nektar Therapeutics                                          480,562 *
          8,500   Neurocrine Biosciences, Inc.                                 297,160 *
         17,000   Onyx Pharmaceuticals, Inc.                                   525,130*+
         32,500   Vicuron Pharmaceuticals, Inc.                                531,375 *
                                                                       ---------------
                  TOTAL PHARMACEUTICALS                                      2,660,071
                                                                       ---------------
                  RETAIL (10.2%)
         50,650   Amazon.com, Inc.                                           1,639,034*+
        124,278   eBay, Inc.                                                 3,943,341 *
         16,700   Urban Outfitters, Inc.                                       739,810 *
                                                                       ---------------
                  TOTAL RETAIL                                               6,322,185
                                                                       ---------------
                  TELECOMMUNICATIONS (10.7%)
        103,701   Juniper Networks, Inc.                                     2,342,606 *
         56,546   Research In Motion, Ltd.                                   3,642,128 *
          8,690   Telephone & Data Systems, Inc.                               670,781 +
                                                                       ---------------
                  TOTAL TELECOMMUNICATIONS                                   6,655,515
                                                                       ---------------
                  TOTAL COMMON STOCK (COST: $43,493,529) (99.3%)            61,511,832
                                                                       ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                        VALUE
----------------------------------------------------------------------------------------------------------
$       299,140   American Beacon Funds, 2.837%, due 05/02/05                              $       299,140**
          8,308   Bank of America, 2.77%, due 06/01/05                                               8,308**
        551,629   Bank of America, 2.8%, due 06/09/05                                              551,629**
        224,355   Bank of America, 2.82%, due 05/16/05                                             224,355**
        224,355   Bank of Montreal, 2.938%, due 05/04/05                                           224,355**
        317,088   Bank of Nova Scotia, 2.88%, due 05/11/05                                         317,088**
        169,223   Bank of Nova Scotia, 2.88%, due 05/16/05                                         169,223**
        598,279   Bank of Nova Scotia, 3.01%, due 05/31/05                                         598,279**
        373,925   Barclays Bank PLC, 2.95%, due 06/14/05                                           373,925**
        149,570   Bear Stearns Companies, Inc., 3.135%, due 09/08/05                               149,570**
      1,582,228   BGI Institutional Money Market Fund, 2.927%, due 05/02/05                      1,582,228**
        179,441   BNP Paribas, 2.93%, due 06/07/05                                                 179,441**
        149,570   Branch Banker & Trust Co., 2.935%, due 06/06/05                                  149,570**
        523,495   Calyon, 2.925%, due 06/03/05                                                     523,495**
        299,140   Canadian Imperial Bank of Commerce, 2.85%, due 05/12/05                          299,140**
        149,710   Citigroup, Inc., 3.03%, due 07/06/05                                             149,710**
        189,486   Citigroup, Inc., 3.1%, due 07/25/05                                              189,486**
         74,785   Credit Suisse First Boston Corp., 2.88%, due 09/09/05                             74,785**
         74,785   Credit Suisse First Boston Corp., 3.055%, due 03/10/06                            74,785**
         88,124   Den Danske Bank, 2.8%, due 05/06/05                                               88,124**
      1,027,545   Den Danske Bank, 2.93%, due 05/02/05                                           1,027,545**
        299,140   Dexia Group, 2.8%, due 05/05/05                                                  299,140**
        150,035   Dexia Group, 3.01%, due 06/22/05                                                 150,035**
        217,828   Fairway Finance Corp., 3.011%, due 05/05/05                                      217,828**
        490,727   Fortis Bank, 2.97%, due 06/13/05                                                 490,727**
        148,074   Fortis Bank, 3%, due 05/24/05                                                    148,074**
        373,925   Fortis Bank, 3.01%, due 06/24/05                                                 373,925**
        414,210   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05                    414,210
        453,034   J.P. Morgan Chase & Co., 2.8%, due 05/06/05                                      453,034**
        118,165   Merrill Lynch Premier Institutional Fund, 2.652%, due 05/02/05                   118,165**
        147,436   Merrimac Cash Fund--Premium Class, 2.742%, due 05/02/05                          147,436**
        149,570   Nordea Bank Finland PLC (NY Branch), 2.99%, due 06/21/05                         149,570**
        375,420   Royal Bank of Scotland, 2.87%, due 05/10/05                                      375,420**
        367,942   Royal Bank of Scotland, 2.94%, due 06/07/05                                      367,942**
        289,032   Royal Bank of Scotland, 2.95%, due 06/10/05                                      289,032**
        495,070   Sheffiled Receivables Corp., 2.947%, due 05/20/05                                495,070**
         64,315   Svenska Handlesbanken, 2.9%, due 05/17/05                                         64,315**
        706,977   Toronto Dominion Bank, 2.75%, due 05/09/05                                       706,977**
        133,672   UBS AG, 2.805%, due 05/03/05                                                     133,672**
        299,140   Wells Fargo & Co., 3%, due 05/27/05                                              299,140**
                                                                                           ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $12,947,893) (20.9%)                      12,947,893
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $56,441,422) (120.2%)                                74,459,725
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 20.2%)                              (12,495,711)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $    61,964,014
                                                                                           ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN-BASED CORPORATION HELD IN
      U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL GAINS.
    * NON-INCOME PRODUCING.
   ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

Investments by Industry (Unaudited)                               April 30, 2005

                                                  PERCENTAGE OF
INDUSTRY                                           NET ASSETS
---------------------------------------------------------------
Advertising                                            0.8%
Aerospace/Defense                                      1.0
Apparel Retailers                                      0.7
Banking & Financial Services                           6.5
Commercial Services                                   12.2
Computer Services                                     20.7
Computer Software                                      2.8
Electronics                                           13.9
Foods, Hotels & Restaurants                            1.1
Healthcare                                             6.7
Lodging                                                1.3
Media--Broadcasting & Publishing                       2.6
Medical Supplies                                       3.8
Pharmaceuticals                                        4.3
Retail                                                10.2
Telecommunications                                    10.7
Short-Term Investments                                20.9
                                                     -----
    Total                                            120.2%
                                                     =====

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

U.S. EQUITIES

TCW GALILEO CONVERTIBLE SECURITIES FUND

Schedule of Investments (Unaudited)

   PRINCIPAL
     AMOUNT       CONVERTIBLE CORPORATE BONDS                                                   VALUE
----------------------------------------------------------------------------------------------------------
                  AIRLINES (1.0% OF NET ASSETS)
$       245,000   Pinnacle Airlines Corp., (144A), 3.25%, due 02/15/25                     $       233,975 *
                                                                                           ---------------
                  AUTOMOTIVE (1.0%)
         30,000   Wabash National Corp., 3.25%, due 08/01/08                                        43,387
        130,000   Wabash National Corp., (144A), 3.25%, due 08/01/08                               188,012 *
                                                                                           ---------------
                  TOTAL AUTOMOTIVE                                                                 231,399
                                                                                           ---------------
                  BANKING & FINANCIAL SERVICES (2.7%)
        350,000   Bear Stearns Co., Inc., Exchangeable Fifth Third Bancorp, 0.25%,
                    due 05/12/10                                                                   302,330
        400,000   Legg Mason, Inc., 0%, due 06/06/31                                               328,000
                                                                                           ---------------
                  TOTAL BANKING & FINANCIAL SERVICES                                               630,330
                                                                                           ---------------
                  COMMUNICATIONS (1.8%)
        315,000   Comverse Technology, Inc., 0%, due 05/15/23                                      424,462
                                                                                           ---------------
                  COMPUTER SERVICES (9.7%)
        100,000   Computer Associates International, Inc., 1.625%, due 12/15/09                    140,375
        215,000   Computer Associates International, Inc., (144A), 1.625%,
                    due 12/15/09                                                                   301,806 *
         50,000   CSG Systems International, Inc., 2.5%, due 06/15/24                               45,750
        210,000   CSG Systems International, Inc., (144A), 2.5%, due 06/15/24                      192,150*+
         25,000   Digital River, Inc., 1.25%, due 01/01/24                                          21,562
        105,000   Digital River, Inc., (144A), 1.25%, due 01/01/24                                  90,562 *
        180,000   Juniper Networks, Inc., 0%, due 06/15/08                                         222,525
         70,000   Micron Technology, Inc., 2.5%, due 02/01/10                                       68,075
        305,000   Micron Technology, Inc., (144A), 2.5%, due 02/01/10                              296,612*+
        435,000   Morgan Stanley, Exchangeable Cisco Systems, Inc., 0.25%,
                    due 05/15/10                                                                   411,336
        195,000   Scientific Games Corp., (144A), 0.75%, due 12/01/24                              180,375 *
        160,000   Yahoo!, Inc., 0%, due 04/01/08                                                   276,200
                                                                                           ---------------
                  TOTAL COMPUTER SERVICES                                                        2,247,328
                                                                                           ---------------
                  COMPUTER SOFTWARE (3.2%)
        185,000   International Game Technology, 0%, due 01/29/33                                  118,400
        310,000   International Game Technology, (144A), 0%, due 01/29/33                          198,400 *
        230,000   Mercury Interactive Corp., 0%, due 05/01/08                                      223,100 +
        435,000   Open Solutions, Inc., (144A), 1.467%, due 02/02/35                               200,644 *
                                                                                           ---------------
                  TOTAL COMPUTER SOFTWARE                                                          740,544
                                                                                           ---------------
                  ELECTRIC UTILITIES (0.5%)
         50,000   Calpine Corp., 4.75%, due 11/15/23                                                24,000 +
        205,000   Calpine Corp., (144A), 4.75%, due 11/15/23                                        98,400*+
                                                                                           ---------------
                  TOTAL ELECTRIC UTILITIES                                                         122,400
                                                                                           ---------------
                  ELECTRONICS (10.5%)
        410,000   Agere Systems, Inc., 6.5%, due 12/15/09                                          405,387 +
        475,000   Cypress Semiconductor Corp., 1.25%, due 06/15/08                                 490,437

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   PRINCIPAL
     AMOUNT       CONVERTIBLE CORPORATE BONDS                                                   VALUE
----------------------------------------------------------------------------------------------------------
                  ELECTRONICS (CONTINUED)
$        45,000   Eastman Kodak Co., 3.375%, due 10/15/33                                  $        46,530
        185,000   Eastman Kodak Co., (144A), 3.375%, due 10/15/33                                  191,290 *
        675,000   Lehman Brothers Holdings, Inc., 0.25%, due 08/27/10                              602,437 ^
        140,000   Solectron Corp., 0.5%, due 02/15/34                                               96,250
        350,000   Synaptics, Inc., (144A), 0.75%, due 12/01/24                                     262,955*+
        360,000   Vishay Intertechnology, Inc., 3.625%, due 08/01/23                               335,592 +
                                                                                           ---------------
                  TOTAL ELECTRONICS                                                              2,430,878
                                                                                           ---------------
                  ENTERTAINMENT & LEISURE (5.5%)
        950,000   Carnival Corp., 1.132%, due 04/29/33                                             702,715
        530,000   Walt Disney Co., 2.125%, due 04/15/23                                            556,500
                                                                                           ---------------
                  TOTAL ENTERTAINMENT & LEISURE                                                  1,259,215
                                                                                           ---------------
                  HEALTHCARE (2.8%)
        100,000   Antigenics, Inc., (144A), 5.25%, due 02/01/25                                     70,125 *
        865,000   Universal Health Services, Inc., 0.426%, due 06/23/20                            565,494
                                                                                           ---------------
                  TOTAL HEALTHCARE                                                                 635,619
                                                                                           ---------------
                  INDUSTRIAL--DIVERSIFIED (6.2%)
        630,000   Roper Industries, Inc., 1.481%, due 01/15/34                                     304,920
         70,000   Tyco International Group SA, 2.75%, due 01/15/18                                  96,862
         95,000   Tyco International Group SA, 3.125%, due 01/15/23                                140,182
        285,000   Tyco International Group SA, (144A), 2.75%, due 01/15/18                         394,369 *
        340,000   Tyco International Group SA, (144A), 3.125%, due 01/15/23                        501,704 *
                                                                                           ---------------
                  TOTAL INDUSTRIAL--DIVERSIFIED                                                  1,438,037
                                                                                           ---------------
                  MEDIA--BROADCASTING & PUBLISHING (5.0%)
        325,000   Liberty Media Corp., (144A), Exchangeable Time Warner Inc., 0.75%,
                    due 03/30/23                                                                   342,875 *
        355,000   Liberty Media Corp., Exchangeable Time Warner, Inc., 0.75%,
                    due 03/30/23                                                                   374,525
        555,000   Liberty Media Corp., Exchangeable Viacom, Inc., Class B, 3.25%,
                    due 03/15/31                                                                   446,775 +
                                                                                           ---------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                         1,164,175
                                                                                           ---------------
                  MEDICAL SUPPLIES (9.0%)
        580,000   Alza Corp., Exchangeable Johnson & Johnson, Inc., 0%,
                    due 07/28/20                                                                   546,650
        105,000   Cooper Companies, Inc., 2.625%, due 07/01/23                                     166,819 +
        270,000   Cooper Companies, Inc., (144A), 2.625%, due 07/01/23                             428,962 *
        350,000   Cytyc Corp., 2.25%, due 03/15/24                                                 353,062 +
        495,000   Fisher Scientific International, Inc., 3.25%, due 03/01/24                       506,286 +
         25,000   Thoratec Corp., 1.38%, due 05/16/34                                               13,187
         95,000   Thoratec Corp., (144A), 1.38%, due 05/16/34                                       50,113 *
                                                                                           ---------------
                  TOTAL MEDICAL SUPPLIES                                                         2,065,079
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   PRINCIPAL
     AMOUNT       CONVERTIBLE CORPORATE BONDS                                                   VALUE
----------------------------------------------------------------------------------------------------------
                  OIL & GAS (6.4%)
$       155,000   Cal Dive International, Inc., (144A), 3.25%, due 12/15/25                $       154,031 *
         45,000   McMoRan Exploration Co., 6%, due 07/02/08                                         65,813
        125,000   McMoRan Exploration Co., (144A), 5.25%, due 10/06/11                             162,344 *
         35,000   Pride International, Inc., 3.25%, due 05/01/33                                    38,763
        150,000   Pride International, Inc., (144A), 3.25%, due 05/01/33                           166,125 *
        235,000   Schlumberger, Ltd., Series B, 2.125%, due 06/01/23                               249,876 +
        355,000   SEACOR Holdings, Inc., (144A), 2.875%, due 12/15/24                              354,113 *
         50,000   Willbros Group, Inc., 2.75%, due 03/15/24                                         53,563
        205,000   Willbros Group, Inc., (144A), 2.75%, due 03/15/24                                219,606 *
                                                                                           ---------------
                  TOTAL OIL & GAS                                                                1,464,234
                                                                                           ---------------
                  PHARMACEUTICALS (8.4%)
         50,000   Axcan Pharma, Inc., 4.25%, due 04/15/08                                           59,063
        210,000   Axcan Pharma, Inc., (144A), 4.25%, due 04/15/08                                  248,063 *
        315,000   Connetics Corp., (144A), 2%, due 03/30/15                                        272,869 *
         35,000   DeCode Genetics, Inc., 3.5%, due 04/15/11                                         27,781
        140,000   DeCode Genetics, Inc., (144A), 3.5%, due 04/15/11                                111,125 *
        270,000   Medarex, Inc., (144A), 2.25%, due 05/15/11                                       221,738 *
         30,000   MGI Pharma, Inc., 1.682%, due 03/02/24                                            20,213
        135,000   MGI Pharma, Inc., (144A), 2.25%, due 03/02/24                                     90,956 *
         75,000   Teva Pharmaceutical Finance II LLC, Series A, 0.5%, due 02/01/24                  75,000 +
         75,000   Teva Pharmaceutical Finance II LLC, Series B, 0.25%, due 02/01/24                 75,281
        315,000   Teva Pharmaceutical Industries, Ltd., 0.375%, due 11/15/22                       465,413
        175,000   Teva Pharmaceutical Industries, Ltd., (144A), 0.375%, due 11/15/22               258,563 *
                                                                                           ---------------
                  TOTAL PHARMACEUTICALS                                                          1,926,065
                                                                                           ---------------
                  RETAIL (1.3%)
        320,000   Costco Companies, Inc., 0%, due 08/19/17                                         294,800
                                                                                           ---------------
                  TOTAL CONVERTIBLE CORPORATE BONDS (COST: $17,631,016) (75.0%)                 17,308,540
                                                                                           ---------------

   NUMBER OF
    SHARES        EQUITY SECURITIES
----------------------------------------------------------------------------------------------------------
                  CONVERTIBLE PREFERRED STOCK

                  AUTOMOTIVE (1.5%)
          4,915   Ford Motor Co. Capital Trust II, $3.25                                           191,439
          9,330   General Motors Corp., $1.3125                                                    154,598
                                                                                           ---------------
                  TOTAL AUTOMOTIVE                                                                 346,037
                                                                                           ---------------
                  BANKING & FINANCIAL SERVICES (4.3%)
          7,825   Household International, Inc., Exchangeable HSBC Holdings PLC, $2.219            328,650
          3,100   Lehman Brothers Holdings, Inc., $1.563                                            82,057
          2,725   State Street Corp., $13.50                                                       568,435
                                                                                           ---------------
                  TOTAL BANKING & FINANCIAL SERVICES                                               979,142
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   NUMBER OF
    SHARES        EQUITY SECURITIES                                                             VALUE
----------------------------------------------------------------------------------------------------------
                  COMMERCIAL SERVICES (1.3%)
          2,655   Xerox Corp., $6.25                                                       $       308,830
                                                                                           ---------------
                  ELECTRIC UTILITIES (0.3%)
          2,200   Aquila, Inc., $1.688                                                              70,125
                                                                                           ---------------
                  HEALTHCARE (2.6%)
          6,380   Baxter International, Inc., $3.50                                                355,366 +
          4,900   Omnicare, Inc., $2.00                                                            249,900 +
                                                                                           ---------------
                  TOTAL HEALTHCARE                                                                 605,266
                                                                                           ---------------
                  INSURANCE (5.8%)
         13,965   Chubb Corp., $1.75                                                               416,855
          4,700   Hartford Financial Services Group, Inc., $3.50                                   310,200
          7,980   Phoenix Companies, Inc., Exchangeable Hilb, Rogal and
                    Hamilton Co., $2.667                                                           277,704
          5,545   The St. Paul Companies, Inc., $4.50                                              341,794
                                                                                           ---------------
                  TOTAL INSURANCE                                                                1,346,553
                                                                                           ---------------
                  OIL & GAS (1.9%)
            110   Chesapeake Energy Corp., $41.25                                                  141,611
            225   Chesapeake Energy Corp., (144A), $41.25                                          289,660 *
                                                                                           ---------------
                  TOTAL OIL & GAS                                                                  431,271
                                                                                           ---------------
                  TELECOMMUNICATIONS (1.6%)
          7,445   Alltel Corp., $3.875                                                             371,952
                                                                                           ---------------
                  TOTAL CONVERTIBLE PREFERRED STOCK (COST: $4,081,670) (19.3%)                   4,459,176
                                                                                           ---------------

                  COMMON STOCK
----------------------------------------------------------------------------------------------------------
                  BANKING & FINANCIAL SERVICES (1.5%)
         31,160   E*TRADE Group, Inc.                                                              346,188**
                                                                                           ---------------
                  OIL & GAS (1.2%)
         12,718   Pride International, Inc.                                                        283,611**
                                                                                           ---------------
                  RETAIL (1.1%)
         11,476   The Gap, Inc.                                                                    245,013
                                                                                           ---------------
                  TOTAL COMMON STOCK (COST: $832,263) (3.8%)                                       874,812
                                                                                           ---------------
                  TOTAL EQUITY SECURITIES (COST: $4,913,933) (23.1%)                             5,333,988
                                                                                           ---------------

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------------------
$        83,611   American Beacon Funds, 2.837%, due 05/02/05                                       83,611***
          2,322   Bank of America, 2.77%, due 06/01/05                                               2,322***
        154,183   Bank of America, 2.8%, due 06/09/05                                              154,183***
         62,708   Bank of America, 2.82%, due 05/16/05                                              62,708***
         62,708   Bank of Montreal, 2.938%, due 05/04/05                                            62,708***
         88,628   Bank of Nova Scotia, 2.88%, due 05/11/05                                          88,628***
         47,298   Bank of Nova Scotia, 2.88%, due 05/16/05                                          47,298***

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                        VALUE
----------------------------------------------------------------------------------------------------------
$       167,222   Bank of Nova Scotia, 3.01%, due 05/31/05                                 $       167,222***
        104,514   Barclays Bank PLC, 2.95%, due 06/14/05                                           104,514***
         41,805   Bear Stearns Companies, Inc., 3.135%, due 09/08/05                                41,805***
        442,240   BGI Institutional Money Market Fund, 2.927%, due 05/02/05                        442,240***
         50,155   BNP Paribas, 2.93%, due 06/07/05                                                  50,155***
         41,805   Branch Banker & Trust Co., 2.935%, due 06/06/05                                   41,805***
        146,319   Calyon, 2.925%, due 06/03/05                                                     146,319***
         83,611   Canadian Imperial Bank of Commerce, 2.85%, due 05/12/05                           83,611***
         41,845   Citigroup, Inc., 3.03%, due 07/06/05                                              41,845***
         52,962   Citigroup, Inc., 3.1%, due 07/25/05                                               52,962***
         20,903   Credit Suisse First Boston Corp., 2.88%, due 09/09/05                             20,903***
         20,903   Credit Suisse First Boston Corp., 3.055%, due 03/10/06                            20,903***
         24,631   Den Danske Bank, 2.8%, due 05/06/05                                               24,631***
        287,204   Den Danske Bank, 2.93%, due 05/02/05                                             287,204***
         83,611   Dexia Group, 2.8%, due 05/05/05                                                   83,611***
         41,935   Dexia Group, 3.01%, due 06/22/05                                                  41,935***
         60,884   Fairway Finance Corp., 3.011%, due 05/05/05                                       60,884***
        137,161   Fortis Bank, 2.97%, due 06/13/05                                                 137,161***
         41,387   Fortis Bank, 3%, due 05/24/05                                                     41,387***
        104,514   Fortis Bank, 3.01%, due 06/24/05                                                 104,514***
        812,796   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05                    812,796
        126,625   J.P. Morgan Chase & Co., 2.8%, due 05/06/05                                      126,625***
         33,028   Merrill Lynch Premier Institutional Fund, 2.652%, due 05/02/05                    33,028***
         41,209   Merrimac Cash Fund--Premium Class, 2.742%, due 05/02/05                           41,209***
         41,805   Nordea Bank Finland PLC (NY Branch), 2.99%, due 06/21/05                          41,805***
        104,932   Royal Bank of Scotland, 2.87%, due 05/10/05                                      104,932***
        102,841   Royal Bank of Scotland, 2.94%, due 06/07/05                                      102,841***
         80,786   Royal Bank of Scotland, 2.95%, due 06/10/05                                       80,786***
        138,374   Sheffiled Receivables Corp., 2.947%, due 05/20/05                                138,374***
         17,976   Svenska Handlesbanken, 2.9%, due 05/17/05                                         17,976***
        197,603   Toronto Dominion Bank, 2.75%, due 05/09/05                                       197,603***
         37,362   UBS AG, 2.805%, due 05/03/05                                                      37,362***
         83,611   Wells Fargo & Co., 3%, due 05/27/05                                               83,611***
                                                                                           ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $4,316,017) (18.7%)                        4,316,017
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $26,860,966) (116.8%)                                26,958,545
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 16.8%)                               (3,879,212)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $    23,079,333
                                                                                           ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
    * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED BUYERS. AT APRIL 30, 2005, THE VALUE OF THESE SECURITIES AMOUNTED TO $6,772,522 OR 29.34% OF NET ASSETS. THESE SECURITIES ARE DETERMINED TO BE LIQUID BY THE FUND'S BOARD OF DIRECTORS.
   ** NON-INCOME PRODUCING.
  *** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
    ^ SECURITY CONVERTIBLE INTO A BASKET OF FOUR TECHNOLOGY COMPANIES: APPLIED
      MATERIALS, INC., XILINX, INC., TEXAS INSTRUMENTS, INC., AND MAXIM INTEGRATED PRODUCTS, INC.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

Investments by Industry (Unaudited)                               April 30, 2005

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS
----------------------------------------------------------------------------------
Airlines                                                                    1.0%
Automotive                                                                  2.5
Banking & Financial Services                                                8.5
Communications                                                              1.8
Computer Services                                                           9.7
Computer Software                                                           3.2
Electric Utilities                                                          0.8
Electronics                                                                10.5
Entertainment & Leisure                                                     5.5
Healthcare                                                                  5.4
Industrial--Diversified                                                     6.2
Media--Broadcasting & Publishing                                            5.0
Medical Supplies                                                            9.0
Oil & Gas                                                                   9.5
Pharmaceuticals                                                             8.4
Retail                                                                      2.4
Commercial Services                                                         1.3
Insurance                                                                   5.8
Telecommunications                                                          1.6
Short-Term Investments                                                     18.7
                                                                          -----
    Total                                                                 116.8%
                                                                          =====

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

U.S. EQUITIES

TCW GALILEO DIVERSIFIED VALUE FUND

Schedule of Investments (Unaudited)

    NUMBER OF
     SHARES       COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  AEROSPACE/DEFENSE (9.4% OF NET ASSETS)
         39,550   Boeing Co.                                                               $     2,354,016
         50,109   Honeywell International, Inc.                                                  1,791,898
         16,900   Textron, Inc.                                                                  1,273,415
         11,300   United Technologies Corp.                                                      1,149,436
                                                                                           ---------------
                  TOTAL AEROSPACE/DEFENSE                                                        6,568,765
                                                                                           ---------------
                  AUTOMOTIVE (2.5%)
         64,250   General Motors Corp.                                                           1,714,190 +
                                                                                           ---------------
                  BANKING & FINANCIAL SERVICES (7.8%)
         31,150   American Express Co.                                                           1,641,605
         62,018   J.P. Morgan Chase & Co., Inc.                                                  2,201,019
         30,300   Merrill Lynch & Company, Inc.                                                  1,634,079
                                                                                           ---------------
                  TOTAL BANKING & FINANCIAL SERVICES                                             5,476,703
                                                                                           ---------------
                  BEVERAGES, FOOD & TOBACCO (4.9%)
         24,200   Flowers Foods, Inc.                                                              697,928
         63,200   Kraft Foods, Inc., Class A                                                     2,048,312 +
         41,600   Tyson Foods, Inc., Class A                                                       702,624
                                                                                           ---------------
                  TOTAL BEVERAGES, FOOD & TOBACCO                                                3,448,864
                                                                                           ---------------
                  COMMUNICATIONS (2.5%)
         48,400   Sony Corp. (ADR)                                                               1,776,764 +
                                                                                           ---------------
                  COMPUTER SERVICES (6.2%)
         34,200   Electronic Data Systems Corp.                                                    661,770
        103,757   Hewlett-Packard Co.                                                            2,123,906
         14,400   International Business Machines Corp.                                          1,099,872
        138,940   Solectron Corp.                                                                  458,502 *
                                                                                           ---------------
                  TOTAL COMPUTER SERVICES                                                        4,344,050
                                                                                           ---------------
                  COMPUTER SOFTWARE (1.6%)
         45,400   Microsoft Corp.                                                                1,148,620
                                                                                           ---------------
                  ELECTRONICS (4.0%)
        124,700   Advanced Micro Devices, Inc.                                                   1,774,481*+
         59,220   Intersil Corp., Class A                                                        1,033,981
                                                                                           ---------------
                  TOTAL ELECTRONICS                                                              2,808,462
                                                                                           ---------------
                  ENERGY & OIL SERVICES (1.4%)
         21,000   Transocean, Inc.                                                                 973,770 *
                                                                                           ---------------
                  ENTERTAINMENT & LEISURE (2.7%)
        103,800   Mattel, Inc.                                                                   1,873,590
                                                                                           ---------------
                  HEALTHCARE (5.2%)
         50,000   HCA, Inc.                                                                      2,792,000
         73,500   Tenet Healthcare Corp.                                                           879,795*+
                                                                                           ---------------
                  TOTAL HEALTHCARE                                                               3,671,795
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

    NUMBER OF
     SHARES       COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  INSURANCE (8.9%)
         25,900   Allstate Corp.                                                           $     1,454,544
         27,250   American International Group, Inc.                                             1,385,662
         13,800   Chubb Corp.                                                                    1,128,564
         44,400   Medco Health Solutions, Inc.                                                   2,263,068 *
                                                                                           ---------------
                  TOTAL INSURANCE                                                                6,231,838
                                                                                           ---------------
                  MEDIA--BROADCASTING & PUBLISHING (8.4%)
         31,300   Clear Channel Communications, Inc.                                               999,722
         42,000   Comcast Corp., Class A                                                         1,348,620 *
         73,700   Readers Digest Association, Inc.                                               1,252,900
         98,250   Time Warner, Inc.                                                              1,651,582 *
         17,000   Tribune Co.                                                                      656,200
                                                                                           ---------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                         5,909,024
                                                                                           ---------------
                  MEDICAL SUPPLIES (1.7%)
         20,450   Becton Dickinson & Co.                                                         1,196,734
                                                                                           ---------------
                  OIL & GAS (2.6%)
         17,322   ConocoPhillips                                                                 1,816,212
                                                                                           ---------------
                  PAPER & FOREST PRODUCTS (3.9%)
         14,450   Kimberly-Clark Corp.                                                             902,402
         63,100   MeadWestvaco Corp.                                                             1,858,295
                                                                                           ---------------
                  TOTAL PAPER & FOREST PRODUCTS                                                  2,760,697
                                                                                           ---------------
                  PHARMACEUTICALS (3.9%)
         29,600   Watson Pharmaceuticals, Inc.                                                     888,000*+
         41,400   Wyeth                                                                          1,860,516
                                                                                           ---------------
                  TOTAL PHARMACEUTICALS                                                          2,748,516
                                                                                           ---------------
                  RETAIL (5.6%)
         19,800   May Department Stores Co.                                                        694,584
         59,100   Office Depot, Inc.                                                             1,157,178 *
         10,233   Sears Holdings Corp.                                                           1,383,911*+
         27,150   Toys 'R' Us, Inc.                                                                688,253 *
                                                                                           ---------------
                  TOTAL RETAIL                                                                   3,923,926
                                                                                           ---------------
                  TELECOMMUNICATIONS (2.2%)
        451,600   Qwest Communications International, Inc.                                       1,544,472*+
                                                                                           ---------------
                  TRANSPORTATION (5.2%)
         36,500   CNF, Inc.                                                                      1,560,375
         51,600   CSX Corp.                                                                      2,070,708
                                                                                           ---------------
                  TOTAL TRANSPORTATION                                                           3,631,083
                                                                                           ---------------
                  UTILITIES (1.7%)
         33,650   American Electric Power Company, Inc.                                          1,185,153
                                                                                           ---------------
                  TOTAL COMMON STOCK (COST: $61,021,940) (92.3%)                                64,753,228
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   PRINCIPAL
     AMOUNT       SHORT-TERM INVESTMENTS                                                        VALUE
----------------------------------------------------------------------------------------------------------
$       255,515   American Beacon Funds, 2.837%, due 05/02/05                              $       255,515**
          7,096   Bank of America, 2.77%, due 06/01/05                                               7,096**
        191,637   Bank of America, 2.8%, due 06/09/05                                              191,637**
        471,184   Bank of America, 2.82%, due 05/16/05                                             471,184**
        191,637   Bank of Montreal, 2.938%, due 05/04/05                                           191,637**
        511,031   Bank of Nova Scotia, 2.88%, due 05/11/05                                         511,031**
        144,544   Bank of Nova Scotia, 2.88%, due 05/16/05                                         144,544**
        270,846   Bank of Nova Scotia, 3.01%, due 05/31/05                                         270,846**
        319,394   Barclays Bank PLC, 2.95%, due 06/14/05                                           319,394**
        127,758   Bear Stearns Companies, Inc., 3.135%, due 09/08/05                               127,758**
      1,351,488   BGI Institutional Money Market Fund, 2.927%, due 05/02/05                      1,351,488**
        153,273   BNP Paribas, 2.93%, due 06/07/05                                                 153,273**
        127,758   Branch Banker & Trust Co., 2.935%, due 06/06/05                                  127,758**
        447,152   Calyon, 2.925%, due 06/03/05                                                     447,152**
        255,516   Canadian Imperial Bank of Commerce, 2.85%, due 05/12/05                          255,516**
        127,878   Citigroup, Inc., 3.03%, due 07/06/05                                             127,878**
        161,853   Citigroup, Inc., 3.1%, due 07/25/05                                              161,853**
         63,879   Credit Suisse First Boston Corp., 2.88%, due 09/09/05                             63,879**
         63,879   Credit Suisse First Boston Corp., 3.055%, due 03/10/06                            63,879**
         75,273   Den Danske Bank, 2.8%, due 05/06/05                                               75,273**
        877,696   Den Danske Bank, 2.93%, due 05/02/05                                             877,696**
        255,516   Dexia Group, 2.8%, due 05/05/05                                                  255,516**
        128,155   Dexia Group, 3.01%, due 06/22/05                                                 128,155**
        186,061   Fairway Finance Corp., 3.011%, due 05/05/05                                      186,061**
        126,480   Fortis Bank, 2.97%, due 06/13/05                                                 126,480**
        319,394   Fortis Bank, 3%, due 05/24/05                                                    319,394**
        419,163   Fortis Bank, 3.01%, due 06/24/05                                                 419,163**
      5,936,930   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05                  5,936,930
        386,968   J.P. Morgan Chase & Co., 2.8%, due 05/06/05                                      386,968**
        100,932   Merrill Lynch Premier Institutional Fund, 2.652%, due 05/02/05                   100,932**
        125,935   Merrimac Cash Fund--Premium Class, 2.742%, due 05/02/05                          125,935**
        127,758   Nordea Bank Finland PLC (NY Branch), 2.99%, due 06/21/05                         127,758**
        314,284   Royal Bank of Scotland, 2.87%, due 05/10/05                                      314,284**
        246,882   Royal Bank of Scotland, 2.94%, due 06/07/05                                      246,882**
        320,672   Royal Bank of Scotland, 2.95%, due 06/10/05                                      320,672**
        422,873   Sheffiled Receivables Corp., 2.947%, due 05/20/05                                422,873**
         54,936   Svenska Handlesbanken, 2.9%, due 05/17/05                                         54,936**
        603,878   Toronto Dominion Bank, 2.75%, due 05/09/05                                       603,878**
        114,179   UBS AG, 2.805%, due 05/03/05                                                     114,179**
        255,516   Wells Fargo & Co., 3%, due 05/27/05                                              255,516**
                                                                                           ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $16,642,799) (23.7%)                      16,642,799
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $77,664,739) (116.0%)                                81,396,027
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 16.0%)                              (11,246,711)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $    70,149,316
                                                                                           ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:

ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN-BASED CORPORATION HELD IN
      U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL GAINS.
    * NON-INCOME PRODUCING.
   ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

Investments by Industry (Unaudited)                               April 30, 2005

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS
----------------------------------------------------------------------------------
Aerospace/Defense                                                           9.4%
Automotive                                                                  2.5
Banking & Financial Services                                                7.8
Beverages, Food & Tobacco                                                   4.9
Communications                                                              2.5
Computer Services                                                           6.2
Computer Software                                                           1.6
Electronics                                                                 4.0
Energy & Oil Services                                                       1.4
Entertainment & Leisure                                                     2.7
Healthcare                                                                  5.2
Insurance                                                                   8.9
Media--Broadcasting & Publishing                                            8.4
Medical Supplies                                                            1.7
Oil & Gas                                                                   2.6
Paper & Forest Products                                                     3.9
Pharmaceuticals                                                             3.9
Retail                                                                      5.6
Telecommunications                                                          2.2
Transportation                                                              5.2
Utilities                                                                   1.7
Short-Term Investments                                                     23.7
                                                                          -----
    Total                                                                 116.0%
                                                                          =====

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

U.S. EQUITIES

TCW GALILEO DIVIDEND FOCUSED FUND

Schedule of Investments (Unaudited)

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  AEROSPACE/DEFENSE (6.7% OF NET ASSETS)
        265,900   Boeing Co.                                                               $    15,826,368
        423,100   Honeywell International, Inc.                                                 15,130,056
        148,600   Textron, Inc.                                                                 11,197,010 +
                                                                                           ---------------
                  TOTAL AEROSPACE/DEFENSE                                                       42,153,434
                                                                                           ---------------
                  AUTOMOTIVE (2.2%)
        519,300   General Motors Corp.                                                          13,854,924 +
                                                                                           ---------------
                  BANKING & FINANCIAL SERVICES (9.4%)
        253,530   Bank of America Corp.                                                         11,418,991
        246,400   Citigroup, Inc.                                                               11,570,944
        750,200   Friedman, Billings, Ramsey Group, Inc.                                         9,069,918 +
        459,000   J.P. Morgan Chase & Co., Inc.                                                 16,289,910
        194,200   Merrill Lynch & Company, Inc.                                                 10,473,206
                                                                                           ---------------
                  TOTAL BANKING & FINANCIAL SERVICES                                            58,822,969
                                                                                           ---------------
                  BEVERAGES, FOOD & TOBACCO (6.2%)
        201,200   Flowers Foods, Inc.                                                            5,802,608
        533,600   Kraft Foods, Inc., Class A                                                    17,293,976 +
        722,600   Sara Lee Corp.                                                                15,456,414
                                                                                           ---------------
                  TOTAL BEVERAGES, FOOD & TOBACCO                                               38,552,998
                                                                                           ---------------
                  CHEMICALS (6.6%)
        173,200   Air Products & Chemicals, Inc.                                                10,172,036
        305,300   Dow Chemical Co.                                                              14,022,429
        362,700   Du Pont (E.I.) de Nemours & Co.                                               17,086,797
                                                                                           ---------------
                  TOTAL CHEMICALS                                                               41,281,262
                                                                                           ---------------
                  COMMUNICATIONS (1.3%)
        220,400   Sony Corp. (ADR)                                                               8,090,884
                                                                                           ---------------
                  COMPUTER SERVICES (5.4%)
        298,800   Electronic Data Systems Corp.                                                  5,781,780 +
        886,700   Hewlett-Packard Co.                                                           18,150,749
        128,300   International Business Machines Corp.                                          9,799,554
                                                                                           ---------------
                  TOTAL COMPUTER SERVICES                                                       33,732,083
                                                                                           ---------------
                  COMPUTER SOFTWARE (2.1%)
        509,500   Microsoft Corp.                                                               12,890,350
                                                                                           ---------------
                  ELECTRONICS (2.4%)
      1,061,500   Advanced Micro Devices, Inc.                                                  15,105,145*+
                                                                                           ---------------
                  ENTERTAINMENT & LEISURE (2.5%)
        882,400   Mattel, Inc.                                                                  15,927,320
                                                                                           ---------------
                  FOODS, HOTELS & RESTAURANTS (2.2%)
        458,400   McDonald's Corp.                                                              13,435,704
                                                                                           ---------------
                  HEALTHCARE (3.4%)
        265,100   HCA, Inc.                                                                     14,803,184
        526,200   Tenet Healthcare Corp.                                                         6,298,614 *
                                                                                           ---------------
                  TOTAL HEALTHCARE                                                              21,101,798
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  INSURANCE (9.5%)
        175,700   Allstate Corp.                                                           $     9,867,312
        173,500   American International Group, Inc.                                             8,822,475
        160,100   Chubb Corp.                                                                   13,092,978 +
        282,300   Safeco Corp.                                                                  14,868,741
        358,800   The St. Paul Travelers Companies, Inc.                                        12,845,040
                                                                                           ---------------
                  TOTAL INSURANCE                                                               59,496,546
                                                                                           ---------------
                  MEDIA--BROADCASTING & PUBLISHING (3.0%)
        186,700   Clear Channel Communications, Inc.                                             5,963,198
        192,900   Comcast Corp., Class A                                                         6,194,019 *
        406,000   Readers Digest Association, Inc.                                               6,902,000
                                                                                           ---------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                        19,059,217
                                                                                           ---------------
                  OIL & GAS (2.0%)
        119,200   ConocoPhillips                                                                12,498,120
                                                                                           ---------------
                  PAPER & FOREST PRODUCTS (3.7%)
        121,900   Kimberly-Clark Corp.                                                           7,612,655
        532,200   MeadWestvaco Corp.                                                            15,673,290
                                                                                           ---------------
                  TOTAL PAPER & FOREST PRODUCTS                                                 23,285,945
                                                                                           ---------------
                  PHARMACEUTICALS (3.3%)
        201,900   Watson Pharmaceuticals, Inc.                                                   6,057,000*+
        328,400   Wyeth                                                                         14,758,296
                                                                                           ---------------
                  TOTAL PHARMACEUTICALS                                                         20,815,296
                                                                                           ---------------
                  REAL ESTATE (3.9%)
        941,200   American Financial Realty Trust (REIT)                                        14,428,596 +
        599,800   Crescent Real Estate Equities Co. (REIT)                                      10,076,640
                                                                                           ---------------
                  TOTAL REAL ESTATE                                                             24,505,236
                                                                                           ---------------
                  RETAIL (5.0%)
        532,600   May Department Stores Co.                                                     18,683,608
         92,380   Sears Holdings Corp.                                                          12,493,471 *
                                                                                           ---------------
                  TOTAL RETAIL                                                                  31,177,079
                                                                                           ---------------
                  TELECOMMUNICATIONS (5.4%)
        266,100   Alltel Corp.                                                                  15,157,056 +
      1,161,900   Nokia Oyj (ADR)                                                               18,567,162
                                                                                           ---------------
                  TOTAL TELECOMMUNICATIONS                                                      33,724,218
                                                                                           ---------------
                  TRANSPORTATION (4.2%)
        238,300   CNF, Inc.                                                                     10,187,325
        405,900   CSX Corp.                                                                     16,288,767
                                                                                           ---------------
                  TOTAL TRANSPORTATION                                                          26,476,092
                                                                                           ---------------
                  UTILITIES (2.0%)
        361,100   American Electric Power Company, Inc.                                         12,717,942
                                                                                           ---------------
                  TOTAL COMMON STOCK (COST: $573,897,040) (92.4%)                              578,704,562
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   PRINCIPAL
     AMOUNT       SHORT-TERM INVESTMENTS                                                       VALUE
----------------------------------------------------------------------------------------------------------
$     1,147,088   American Beacon Funds, 2.837%, due 05/02/05                              $     1,147,088**
         31,857   Bank of America, 2.77%, due 06/01/05                                              31,857**
        860,316   Bank of America, 2.8%, due 06/09/05                                              860,316**
      2,115,288   Bank of America, 2.82%, due 05/16/05                                           2,115,288**
        860,316   Bank of Montreal, 2.938%, due 05/04/05                                           860,316**
      1,215,913   Bank of Nova Scotia, 2.88%, due 05/11/05                                       1,215,913**
        648,904   Bank of Nova Scotia, 2.88%, due 05/16/05                                         648,904**
      2,294,176   Bank of Nova Scotia, 3.01%, due 05/31/05                                       2,294,176**
      1,433,860   Barclays Bank PLC, 2.95%, due 06/14/05                                         1,433,860**
        573,544   Bear Stearns Companies, Inc., 3.135%, due 09/08/05                               573,544**
      6,067,246   BGI Institutional Money Market Fund, 2.927%, due 05/02/05                      6,067,246**
        688,090   BNP Paribas, 2.93%, due 06/07/05                                                 688,090**
        573,544   Branch Banker & Trust Co., 2.935%, due 06/06/05                                  573,544**
      2,007,404   Calyon, 2.925%, due 06/03/05                                                   2,007,404**
      1,147,088   Canadian Imperial Bank of Commerce, 2.85%, due 05/12/05                        1,147,088**
        726,608   Citigroup, Inc., 3.03%, due 07/06/05                                             726,608**
        574,082   Citigroup, Inc., 3.1%, due 07/25/05                                              574,082**
        286,772   Credit Suisse First Boston Corp., 2.88%, due 09/09/05                            286,772**
        286,772   Credit Suisse First Boston Corp., 3.055%, due 03/10/06                           286,772**
        337,923   Den Danske Bank, 2.8%, due 05/06/05                                              337,923**
      3,940,247   Den Danske Bank, 2.93%, due 05/02/05                                           3,940,247**
      1,147,088   Dexia Group, 2.8%, due 05/05/05                                                1,147,088**
        575,326   Dexia Group, 3.01%, due 06/22/05                                                 575,326**
        835,287   Fairway Finance Corp., 3.011%, due 05/05/05                                      835,287**
      1,433,860   Fortis Bank, 2.97%, due 06/13/05                                               1,433,860**
        567,808   Fortis Bank, 3%, due 05/24/05                                                    567,808**
      1,881,754   Fortis Bank, 3.01%, due 06/24/05                                               1,881,754**
     77,701,754   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05                 77,701,754
      1,737,213   J.P. Morgan Chase & Co., 2.8%, due 05/06/05                                    1,737,213**
        453,116   Merrill Lynch Premier Institutional Fund, 2.652%, due 05/02/05                   453,116**
        565,363   Merrimac Cash Fund--Premium Class, 2.742%, due 05/02/05                          565,363**
        573,544   Nordea Bank Finland PLC (NY Branch), 2.99%, due 06/21/05                         573,544**
      1,439,595   Royal Bank of Scotland, 2.87%, due 05/10/05                                    1,439,595**
      1,410,918   Royal Bank of Scotland, 2.94%, due 06/07/05                                    1,410,918**
      1,108,329   Royal Bank of Scotland, 2.95%, due 06/10/05                                    1,108,329**
      1,898,409   Sheffiled Receivables Corp., 2.947%, due 05/20/05                              1,898,409**
        246,625   Svenska Handlesbanken, 2.9%, due 05/17/05                                        246,625**
      2,710,991   Toronto Dominion Bank, 2.75%, due 05/09/05                                     2,710,991**
        512,584   UBS AG, 2.805%, due 05/03/05                                                     512,584**
      1,147,088   Wells Fargo & Co., 3%, due 05/27/05                                            1,147,088**
                                                                                           ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $125,763,690) (20.1%)                    125,763,690
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $699,660,730) (112.5%)                              704,468,252
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 12.5%)                              (78,204,704)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $   626,263,548
                                                                                           ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN-BASED CORPORATION HELD IN
      U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL GAINS. REIT- REAL ESTATE INVESTMENT TRUST.
    * NON-INCOME PRODUCING.
   ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

Investments by Industry (Unaudited)                               April 30, 2005

                                                                       PERCENTAGE OF
INDUSTRY                                                                 NET ASSETS
------------------------------------------------------------------------------------
Aerospace/Defense                                                           6.7%
Automotive                                                                  2.2
Banking & Financial Services                                                9.4
Beverages, Food & Tobacco                                                   6.2
Chemicals                                                                   6.6
Communications                                                              1.3
Computer Services                                                           5.4
Computer Software                                                           2.1
Electronics                                                                 2.4
Entertainment & Leisure                                                     2.5
Foods, Hotels & Restaurants                                                 2.2
Healthcare                                                                  3.4
Insurance                                                                   9.5
Media--Broadcasting & Publishing                                            3.0
Oil & Gas                                                                   2.0
Paper & Forest Products                                                     3.7
Pharmaceuticals                                                             3.3
Real Estate                                                                 3.9
Retail                                                                      5.0
Telecommunications                                                          5.4
Transportation                                                              4.2
Utilities                                                                   2.0
Short-Term Investments                                                     20.1
                                                                          -----
    Total                                                                 112.5%
                                                                          =====

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

U.S. EQUITIES

TCW GALILEO FOCUSED LARGE CAP VALUE FUND

Schedule of Investments (Unaudited)

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  AEROSPACE/DEFENSE (4.9% OF NET ASSETS)
            335   General Dynamics Corp.                                                   $        35,192
          1,150   Northrop Grumman Corp.                                                            63,066
                                                                                           ---------------
                  TOTAL AEROSPACE/DEFENSE                                                           98,258
                                                                                           ---------------
                  BANKING & FINANCIAL SERVICES (15.0%)
          2,000   Citigroup, Inc.                                                                   93,920
          1,190   H&R Block, Inc.                                                                   59,274
          2,600   J.P. Morgan Chase & Co., Inc.                                                     92,274
          1,055   Morgan Stanley                                                                    55,514
                                                                                           ---------------
                  TOTAL BANKING & FINANCIAL SERVICES                                               300,982
                                                                                           ---------------
                  BEVERAGES, FOOD & TOBACCO (2.9%)
          1,700   Sysco Corp.                                                                       58,820
                                                                                           ---------------
                  CHEMICALS (4.1%)
          1,410   Air Products & Chemicals, Inc.                                                    82,809
                                                                                           ---------------
                  COMMERCIAL SERVICES (3.4%)
          2,070   Ecolab, Inc.                                                                      67,710
                                                                                           ---------------
                  COMPUTER SERVICES (3.1%)
          1,790   Dell, Inc.                                                                        62,346 *
                                                                                           ---------------
                  COMPUTER SOFTWARE (3.2%)
          5,530   Oracle Corp.                                                                      63,927 *
                                                                                           ---------------
                  ELECTRICAL EQUIPMENT (4.4%)
          2,450   General Electric Co.                                                              88,690
                                                                                           ---------------
                  ELECTRONICS (6.0%)
          2,020   Intel Corp.                                                                       47,510
          2,885   Texas Instruments, Inc.                                                           72,010
                                                                                           ---------------
                  TOTAL ELECTRONICS                                                                119,520
                                                                                           ---------------
                  ENERGY & OIL SERVICES (14.4%)
          1,100   Apache Corp.                                                                      61,919
          2,190   Halliburton Co.                                                                   91,082
          1,025   Schlumberger, Ltd.                                                                70,120
          1,422   Transocean, Inc.                                                                  65,938 *
                                                                                           ---------------
                  TOTAL ENERGY & OIL SERVICES                                                      289,059
                                                                                           ---------------
                  ENTERTAINMENT & LEISURE (0.8%)
            855   Hasbro, Inc.                                                                      16,177
                                                                                           ---------------
                  INDUSTRIAL--DIVERSIFIED (7.2%)
            840   3M Co.                                                                            64,235
          2,560   Tyco International, Ltd.                                                          80,154
                                                                                           ---------------
                  TOTAL INDUSTRIAL--DIVERSIFIED                                                    144,389
                                                                                           ---------------
                  INSURANCE (3.9%)
          1,550   American International Group, Inc.                                                78,817
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                  METALS (6.2%)
          2,030   Alcoa, Inc.                                                              $        58,911
            545   Rio Tinto PLC (ADR)                                                               65,727
                                                                                           ---------------
                  TOTAL METALS                                                                     124,638
                                                                                           ---------------
                  OFFICE EQUIPMENT & SUPPLIES (3.3%)
          1,270   Avery Dennison Corp.                                                              66,484
                                                                                           ---------------
                  OIL & GAS (2.9%)
          1,120   Noble Corp.                                                                       57,008
                                                                                           ---------------
                  RETAIL (7.4%)
            635   Costco Wholesale Corp.                                                            25,768
          1,720   Kohl's Corp.                                                                      81,872 *
          1,915   The Gap, Inc.                                                                     40,885
                                                                                           ---------------
                  TOTAL RETAIL                                                                     148,525
                                                                                           ---------------
                  TELECOMMUNICATIONS (4.1%)
          1,060   Motorola, Inc.                                                                    16,260
          4,050   Nokia Oyj (ADR)                                                                   64,719
                                                                                           ---------------
                  TOTAL TELECOMMUNICATIONS                                                          80,979
                                                                                           ---------------
                  TRANSPORTATION (0.9%)
            575   Norfolk Southern Corp.                                                            18,055
                                                                                           ---------------
                  TOTAL COMMON STOCK (COST: $1,771,363) (98.1%)                                  1,967,193
                                                                                           ---------------

  PRINCIPAL
   AMOUNT         SHORT-TERM INVESTMENTS (COST: $56,467) (2.8%)
----------------------------------------------------------------------------------------------------------
$        56,467   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05                     56,467
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $1,827,830) (100.9%)                                  2,023,660
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 0.9%)                                   (18,613)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $     2,005,047
                                                                                           ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN-BASED CORPORATION HELD IN
      U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL GAINS.
    * NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

Investments by Industry (Unaudited)

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS
----------------------------------------------------------------------------------
Aerospace/Defense                                                           4.9%
Banking & Financial Services                                               15.0
Beverages, Food & Tobacco                                                   2.9
Chemicals                                                                   4.1
Commercial Services                                                         3.4
Computer Services                                                           3.1
Computer Software                                                           3.2
Electrical Equipment                                                        4.4
Electronics                                                                 6.0
Energy & Oil Services                                                      14.4
Entertainment & Leisure                                                     0.8
Industrial--Diversified                                                     7.2
Insurance                                                                   3.9
Metals                                                                      6.2
Office Equipment & Supplies                                                 3.3
Oil & Gas                                                                   2.9
Retail                                                                      7.4
Telecommunications                                                          4.1
Transportation                                                              0.9
Short-Term Investments                                                      2.8
                                                                          -----
   Total                                                                  100.9%
                                                                          =====

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

U.S. EQUITIES

TCW GALILEO GROWTH EQUITIES FUND

Schedule of Investments (Unaudited)                               April 30, 2005

    NUMBER OF
     SHARES       COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  ADVERTISING (3.2% OF NET ASSETS)
          4,550   Lamar Advertising Co.                                                    $       170,079 *
          8,550   Monster Worldwide, Inc.                                                          196,735 *
                                                                                           ---------------
                  TOTAL ADVERTISING                                                                366,814
                                                                                           ---------------
                  AEROSPACE/DEFENSE (1.0%)
          5,100   Cogent, Inc.                                                                     114,750 *
                                                                                           ---------------
                  BANKING & FINANCIAL SERVICES (12.4%)
          7,400   Commerce Bancorp, Inc.                                                           207,126
         13,500   E*TRADE Group, Inc.                                                              149,985 *
          6,100   Jackson Hewitt Tax Service, Inc.                                                 112,362
         10,050   SEI Investments Co.                                                              329,740
          4,700   Signature Bank                                                                   115,761 *
          6,600   T. Rowe Price Group, Inc.                                                        364,122
          6,600   TCF Financial Corp.                                                              166,914
                                                                                           ---------------
                  TOTAL BANKING & FINANCIAL SERVICES                                             1,446,010
                                                                                           ---------------
                  BIOLOGICAL PRODUCTS (1.7%)
          7,900   MedImmune, Inc.                                                                  200,423 *
                                                                                           ---------------
                  COMMERCIAL SERVICES (15.9%)
          1,350   51job, Inc. (ADR)                                                                 22,990 *
          6,600   Advisory Board Co.                                                               268,620 *
          4,100   Bright Horizons Family Solutions, Inc.                                           138,949 *
          5,350   Corporate Executive Board Co.                                                    351,655
          2,350   Ctrip.com International, Ltd. (ADR)                                              103,118 *
         12,700   Resources Connection, Inc.                                                       242,697 *
         19,000   Robert Half International, Inc.                                                  471,580
          2,300   Strayer Education, Inc.                                                          246,744
                                                                                           ---------------
                  TOTAL COMMERCIAL SERVICES                                                      1,846,353
                                                                                           ---------------
                  COMPUTER SERVICES (15.0%)
          3,150   ChoicePoint, Inc.                                                                124,330 *
          9,700   Cognizant Technology Solutions Corp.                                             407,497 *
          2,600   Mercury Interactive Corp.                                                        107,458 *
         11,550   Salesforce.com, Inc.                                                             167,244 *
          2,300   Websense, Inc.                                                                   122,015 *
         23,550   Yahoo!, Inc.                                                                     812,710 *
                                                                                           ---------------
                  TOTAL COMPUTER SERVICES                                                        1,741,254
                                                                                           ---------------
                  COMPUTER SOFTWARE (0.9%)
          3,000   Navteq Corp.                                                                     109,260 *
                                                                                           ---------------
                  ELECTRONICS (6.9%)
          5,600   Marvell Technology Group, Ltd.                                                   187,488 *
          4,700   Maxim Integrated Products, Inc.                                                  175,780
          3,870   Silicon Laboratories, Inc.                                                        98,298 *
         12,600   XILINX, Inc.                                                                     339,444
                                                                                           ---------------
                  TOTAL ELECTRONICS                                                                801,010
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

    NUMBER OF
     SHARES       COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  ENERGY & OIL SERVICES (1.3%)
          3,050   BJ Services Co.                                                          $       148,688
                                                                                           ---------------
                  ENTERTAINMENT & LEISURE (0.3%)
          1,000   Las Vegas Sands Corp.                                                             37,450 *
                                                                                           ---------------
                  FINANCIAL SERVICES (1.9%)
         10,400   CapitalSource, Inc.                                                              218,400 *
                                                                                           ---------------
                  FOODS, HOTELS & RESTAURANTS (1.1%)
          2,400   P.F. Chang's China Bistro, Inc.                                                  133,248 *
                                                                                           ---------------
                  HEALTHCARE (11.4%)
          5,300   Affymetrix, Inc.                                                                 244,383 *
          3,400   Express Scripts, Inc.                                                            304,776 *
         10,900   Genentech, Inc.                                                                  773,246 *
                                                                                           ---------------
                  TOTAL HEALTHCARE                                                               1,322,405
                                                                                           ---------------
                  HEAVY MACHINERY (3.2%)
          6,450   Smith International, Inc.                                                        375,261
                                                                                           ---------------
                  INDUSTRIAL--DIVERSIFIED (1.5%)
          6,650   MSC Industrial Direct Co.                                                        178,686
                                                                                           ---------------
                  INSURANCE (0.9%)
          6,900   National Interstate Corp.                                                        104,535 *
                                                                                           ---------------
                  LODGING (1.3%)
          2,350   Four Seasons Hotels, Inc.                                                        149,155
                                                                                           ---------------
                  MEDICAL SUPPLIES (3.1%)
          5,000   Foxhollow Technologies, Inc.                                                     154,950 *
          8,005   IntraLase Corp.                                                                  133,844 *
          2,700   Kyphon, Inc.                                                                      70,605 *
                                                                                           ---------------
                  TOTAL MEDICAL SUPPLIES                                                           359,399
                                                                                           ---------------
                  PHARMACEUTICALS (3.7%)
          6,750   Encysive Pharmaceuticals, Inc.                                                    65,880 *
          2,650   MGI Pharma, Inc.                                                                  58,433 *
          4,350   Nektar Therapeutics                                                               62,031 *
          1,500   Neurocrine Biosciences, Inc.                                                      52,440 *
          3,950   Onyx Pharmaceuticals, Inc.                                                       122,016 *
          4,350   Vicuron Pharmaceuticals, Inc.                                                     71,123 *
                                                                                           ---------------
                  TOTAL PHARMACEUTICALS                                                            431,923
                                                                                           ---------------
                  RETAIL (9.2%)
         10,550   Amazon.com, Inc.                                                                 341,398 *
         15,900   eBay, Inc.                                                                       504,507 *
          7,600   Netflix.com, Inc.                                                                 87,856 *
          3,150   Urban Outfitters, Inc.                                                           139,545 *
                                                                                           ---------------
                  TOTAL RETAIL                                                                   1,073,306
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

    NUMBER OF
     SHARES       COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS (2.2%)
         11,300   Juniper Networks, Inc.                                                   $       255,267 *
                                                                                           ---------------
                  TOTAL COMMON STOCK (COST: $11,267,514) (98.1%)                                11,413,597
                                                                                           ---------------

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS (COST: $230,389) (2.0%)
----------------------------------------------------------------------------------------------------------
$       230,389   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05                    230,389
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $11,497,903) (100.1%)                                11,643,986
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 0.1%)                                   (13,786)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $    11,630,200
                                                                                           ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN-BASED CORPORATION HELD IN
      U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL GAINS.
    * NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

Investments by Industry (Unaudited)

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS
----------------------------------------------------------------------------------
Advertising                                                                 3.2%
Aerospace/Defense                                                           1.0
Banking & Financial Services                                               12.4
Biological Products                                                         1.7
Commercial Services                                                        15.9
Computer Services                                                          15.0
Computer Software                                                           0.9
Electronics                                                                 6.9
Energy & Oil Services                                                       1.3
Entertainment & Leisure                                                     0.3
Financial Services                                                          1.9
Foods, Hotels & Restaurants                                                 1.1
Healthcare                                                                 11.4
Heavy Machinery                                                             3.2
Industrial--Diversified                                                     1.5
Insurance                                                                   0.9
Lodging                                                                     1.3
Medical Supplies                                                            3.1
Pharmaceuticals                                                             3.7
Retail                                                                      9.2
Telecommunications                                                          2.2
Short-Term Investments                                                      2.0
                                                                          -----
   Total                                                                  100.1%
                                                                          =====

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

U.S. EQUITIES

TCW GALILEO GROWTH INSIGHTS FUND

Schedule of Investments (Unaudited)                               April 30, 2005

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  APPAREL RETAILERS (2.3% OF NET ASSETS)
            993   Chico's FAS, Inc.                                                        $        25,451 *
                                                                                           ---------------
                  BANKING & FINANCIAL SERVICES (6.0%)
            729   Commerce Bancorp, Inc.                                                            20,405
            650   Countrywide Financial Corp.                                                       23,523
            320   Legg Mason, Inc.                                                                  22,675
                                                                                           ---------------
                  TOTAL BANKING & FINANCIAL SERVICES                                                66,603
                                                                                           ---------------
                  BEVERAGES, FOOD & TOBACCO (2.1%)
            658   Sysco Corp.                                                                       22,767
                                                                                           ---------------
                  BIOLOGICAL PRODUCTS (2.5%)
            575   Gilead Sciences, Inc.                                                             21,332 *
            230   MedImmune, Inc.                                                                    5,835 *
                                                                                           ---------------
                  TOTAL BIOLOGICAL PRODUCTS                                                         27,167
                                                                                           ---------------
                  COMPUTER SERVICES (4.8%)
            926   Foundry Networks, Inc.                                                             7,778 *
            120   Google, Inc., Class A                                                             26,400 *
            535   Yahoo!, Inc.                                                                      18,463 *
                                                                                           ---------------
                  TOTAL COMPUTER SERVICES                                                           52,641
                                                                                           ---------------
                  COMPUTER SOFTWARE (5.4%)
            422   Electronic Arts, Inc.                                                             22,531 *
          1,415   Oracle Corp.                                                                      16,357 *
          1,132   Symantec Corp.                                                                    21,259 *
                                                                                           ---------------
                  TOTAL COMPUTER SOFTWARE                                                           60,147
                                                                                           ---------------
                  EDUCATION (2.4%)
            366   Apollo Group, Inc.                                                                26,396 *
                                                                                           ---------------
                  ELECTRICAL EQUIPMENT (2.6%)
            544   Analog Devices, Inc.                                                              18,556
            673   Applied Materials, Inc.                                                           10,008 *
                                                                                           ---------------
                  TOTAL ELECTRICAL EQUIPMENT                                                        28,564
                                                                                           ---------------
                  ELECTRONICS (7.1%)
            259   KLA-Tencor Corp.                                                                  10,106
            420   Marvell Technology Group, Ltd.                                                    14,062 *
            490   Maxim Integrated Products, Inc.                                                   18,326
            914   Semtech Corp.                                                                     15,437 *
            395   Silicon Laboratories, Inc.                                                        10,033 *
            394   XILINX, Inc.                                                                      10,614
                                                                                           ---------------
                  TOTAL ELECTRONICS                                                                 78,578
                                                                                           ---------------
                  FOODS, HOTELS & RESTAURANTS (4.0%)
            800   BJ's Restaurants, Inc.                                                            14,120 *
            535   P.F. Chang's China Bistro, Inc.                                                   29,703 *
                                                                                           ---------------
                  TOTAL FOODS, HOTELS & RESTAURANTS                                                 43,823
                                                                                           ---------------

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                                       29

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  HEALTHCARE (3.2%)
            493   Genentech, Inc.                                                          $        34,973 *
                                                                                           ---------------
                  INSURANCE (3.3%)
            450   Centene Corp.                                                                     12,532 *
             35   Markel Corp.                                                                      12,009 *
            135   Progressive Corp.                                                                 12,321
                                                                                           ---------------
                  TOTAL INSURANCE                                                                   36,862
                                                                                           ---------------
                  INVESTMENT COMPANIES (14.8%)
          2,885   Consumer Staples Select Sector SPDR Fund (ETF)                                    65,720
            491   Energy Select Sector SPDR Fund (ETF)                                              19,910
          1,595   Industrial Select Sector SPDR Fund (ETF)                                          46,765
            500   Materials Select Sector SPDR Trust (ETF)                                          14,005
            341   Vanguard Industrials VIPERs (ETF)                                                 17,681
                                                                                           ---------------
                  TOTAL INVESTMENT COMPANIES                                                       164,081
                                                                                           ---------------
                  MEDIA--BROADCASTING & PUBLISHING (2.3%)
            935   XM Satellite Radio Holdings, Inc.                                                 25,937 *
                                                                                           ---------------
                  MEDICAL SUPPLIES (11.8%)
            367   Allergan, Inc.                                                                    25,833
            513   Foxhollow Technologies, Inc.                                                      15,898 *
            924   IntraLase Corp.                                                                   15,449 *
            275   Kinetic Concepts, Inc.                                                            16,899 *
            631   Medtronic, Inc.                                                                   33,254
            505   Varian Medical Systems, Inc.                                                      17,039 *
            310   Wilson Greatbatch Technologies, Inc.                                               5,946 *
                                                                                           ---------------
                  TOTAL MEDICAL SUPPLIES                                                           130,318
                                                                                           ---------------
                  PHARMACEUTICALS (5.7%)
            495   Cardinal Health, Inc.                                                             27,507
          1,130   Teva Pharmaceutical Industries, Ltd. (ADR)                                        35,301
                                                                                           ---------------
                  TOTAL PHARMACEUTICALS                                                             62,808
                                                                                           ---------------
                  RETAIL (9.9%)
            553   Amazon.com, Inc.                                                                  17,895 *
            695   Blue Nile, Inc.                                                                   17,493 *
            440   eBay, Inc.                                                                        13,961 *
            601   Tractor Supply Co.                                                                24,172 *
            845   Walgreen Co.                                                                      36,386
                                                                                           ---------------
                  TOTAL RETAIL                                                                     109,907
                                                                                           ---------------
                  TELECOMMUNICATIONS (10.0%)
            535   American Tower Corp.                                                               9,218 *
          1,380   Andrew Corp.                                                                      16,933 *
          1,775   Motorola, Inc.                                                                    27,229
            845   Qualcomm, Inc.                                                                    29,482
            438   Research In Motion, Ltd.                                                          28,212 *
                                                                                           ---------------
                  TOTAL TELECOMMUNICATIONS                                                         111,074
                                                                                           ---------------

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                                       30

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  TRANSPORTATION (1.0%)
            150   United Parcel Service, Inc., Class B                                     $        10,697
                                                                                           ---------------
                  TOTAL COMMON STOCK (COST: $1,015,412) (101.2%)                                 1,118,794
                                                                                           ---------------

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS (COST: $10,639) (0.9%)
----------------------------------------------------------------------------------------------------------
$        10,639   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05                     10,639
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $1,026,051) (102.1%)                                  1,129,433
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 2.1%)                                   (23,632)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $     1,105,801
                                                                                           ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:

ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN-BASED CORPORATION HELD IN
      U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL GAINS. ETF - EXCHANGE TRADED FUND.
    * NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

Investments by Industry (Unaudited)

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS
----------------------------------------------------------------------------------
Apparel Retailers                                                          2.3%
Banking & Financial Services                                               6.0
Beverages, Food & Tobacco                                                  2.1
Biological Products                                                        2.5
Computer Services                                                          4.8
Computer Software                                                          5.4
Education                                                                  2.4
Electrical Equipment                                                       2.6
Electronics                                                                7.1
Foods, Hotels & Restaurants                                                4.0
Healthcare                                                                 3.2
Insurance                                                                  3.3
Investment Companies                                                      14.8
Media--Broadcasting & Publishing                                           2.3
Medical Supplies                                                          11.8
Pharmaceuticals                                                            5.7
Retail                                                                     9.9
Telecommunications                                                        10.0
Transportation                                                             1.0
Short-Term Investments                                                     0.9
                                                                         -----
     Total                                                               102.1%
                                                                         =====

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

U.S. EQUITIES

TCW GALILEO LARGE CAP CORE FUND

Schedule of Investments (Unaudited)                               April 30, 2005

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  AEROSPACE/DEFENSE (4.5% OF NET ASSETS)
            540   Boeing Co.                                                               $        32,141
            135   General Dynamics Corp.                                                            14,182
                                                                                           ---------------
                  TOTAL AEROSPACE/DEFENSE                                                           46,323
                                                                                           ---------------
                  AUTOMOTIVE (1.6%)
            350   Harley-Davidson, Inc.                                                             16,457
                                                                                           ---------------
                  BANKING & FINANCIAL SERVICES (11.8%)
            660   Citigroup, Inc.                                                                   30,994
            800   Commerce Bancorp, Inc.                                                            22,392
            810   Countrywide Financial Corp.                                                       29,314
            500   J.P. Morgan Chase & Co., Inc.                                                     17,745
          1,000   MBNA Corp.                                                                        19,750
                                                                                           ---------------
                  TOTAL BANKING & FINANCIAL SERVICES                                               120,195
                                                                                           ---------------
                  BEVERAGES, FOOD & TOBACCO (5.8%)
            255   Altria Group, Inc.                                                                16,573
            295   Anheuser-Busch Companies, Inc.                                                    13,827
            380   Coca-Cola Co. (The)                                                               16,507
            255   General Mills, Inc.                                                               12,597
                                                                                           ---------------
                  TOTAL BEVERAGES, FOOD & TOBACCO                                                   59,504
                                                                                           ---------------
                  BIOLOGICAL PRODUCTS (1.5%)
            255   Amgen, Inc.                                                                       14,844 *
                                                                                           ---------------
                  CHEMICALS (1.1%)
            115   Dow Chemical Co.                                                                   5,282
            135   Praxair, Inc.                                                                      6,322
                                                                                           ---------------
                  TOTAL CHEMICALS                                                                   11,604
                                                                                           ---------------
                  COMPUTER SERVICES (4.9%)
            370   Dell, Inc.                                                                        12,887 *
            200   Infosys Technologies, Ltd. (ADR)                                                  11,840
            720   Yahoo!, Inc.                                                                      24,848 *
                                                                                           ---------------
                  TOTAL COMPUTER SERVICES                                                           49,575
                                                                                           ---------------
                  COMPUTER SOFTWARE (5.6%)
            155   Electronic Arts, Inc.                                                              8,276 *
            720   Microsoft Corp.                                                                   18,216
          1,200   Oracle Corp.                                                                      13,872 *
            910   Symantec Corp.                                                                    17,090 *
                                                                                           ---------------
                  TOTAL COMPUTER SOFTWARE                                                           57,454
                                                                                           ---------------
                  COSMETICS & HOUSEHOLD PRODUCTS (2.7%)
            340   Estee Lauder Companies, Inc. (The)                                                13,059
            275   Procter & Gamble Co.                                                              14,891
                                                                                           ---------------
                  TOTAL COSMETICS & HOUSEHOLD PRODUCTS                                              27,950
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  ELECTRICAL EQUIPMENT (3.0%)
            850   General Electric Co.                                                     $        30,770
                                                                                           ---------------
                  ELECTRONICS (1.5%)
            660   Intel Corp.                                                                       15,523
                                                                                           ---------------
                  ENERGY & OIL SERVICES (6.4%)
            115   Baker Hughes, Inc.                                                                 5,074
            340   Exxon Mobil Corp.                                                                 19,390
            390   Peabody Energy Corp.                                                              17,070
            520   Transocean, Inc.                                                                  24,112 *
                                                                                           ---------------
                  TOTAL ENERGY & OIL SERVICES                                                       65,646
                                                                                           ---------------
                  FINANCIAL SERVICES (1.4%)
            205   Franklin Resources, Inc.                                                          14,079
                                                                                           ---------------
                  HEALTHCARE (5.3%)
            185   Express Scripts, Inc.                                                             16,583 *
            280   Genentech, Inc.                                                                   19,863 *
            255   Johnson & Johnson, Inc.                                                           17,501
                                                                                           ---------------
                  TOTAL HEALTHCARE                                                                  53,947
                                                                                           ---------------
                  INDUSTRIAL--DIVERSIFIED (2.9%)
            940   Tyco International, Ltd.                                                          29,431
                                                                                           ---------------
                  INSURANCE (4.8%)
            350   American International Group, Inc.                                                17,798
            640   Axis Capital Holdings, Ltd.                                                       17,024
            155   Progressive Corp.                                                                 14,147
                                                                                           ---------------
                  TOTAL INSURANCE                                                                   48,969
                                                                                           ---------------
                  MEDIA--BROADCASTING & PUBLISHING (3.9%)
            470   Comcast Corp., Special Class A                                                    14,913 *
            830   Time Warner, Inc.                                                                 13,952 *
            330   Viacom, Inc., Class B                                                             11,425
                                                                                           ---------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                            40,290
                                                                                           ---------------
                  MEDICAL SUPPLIES (4.0%)
            275   Allergan, Inc.                                                                    19,356
            560   St. Jude Medical, Inc.                                                            21,857 *
                                                                                           ---------------
                  TOTAL MEDICAL SUPPLIES                                                            41,213
                                                                                           ---------------
                  METALS (1.6%)
            135   Newmont Mining Corp.                                                               5,126
            255   United States Steel Corp.                                                         10,904
                                                                                           ---------------
                  TOTAL METALS                                                                      16,030
                                                                                           ---------------
                  OIL & GAS (2.5%)
            380   Valero Energy Corp.                                                               26,041
                                                                                           ---------------
                  PHARMACEUTICALS (3.2%)
            275   Cardinal Health, Inc.                                                             15,282
            295   Lilly (Eli) & Co.                                                                 17,249
                                                                                           ---------------
                  TOTAL PHARMACEUTICALS                                                             32,531
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  REAL ESTATE (3.0%)
            960   Equity Office Properties Trust (REIT)                                    $        30,211
                                                                                           ---------------
                  RESTAURANTS (1.4%)
            460   Darden Restaurants, Inc.                                                          13,800
                                                                                           ---------------
                  RETAIL (6.5%)
            240   Amazon.com, Inc.                                                                   7,766 *
            430   eBay, Inc.                                                                        13,644 *
            430   Kohl's Corp.                                                                      20,468 *
            510   Wal-Mart Stores, Inc.                                                             24,041
                                                                                           ---------------
                  TOTAL RETAIL                                                                      65,919
                                                                                           ---------------
                  TELECOMMUNICATIONS (4.9%)
            160   Alltel Corp.                                                                       9,114
            375   Juniper Networks, Inc.                                                             8,471 *
            720   Qualcomm, Inc.                                                                    25,121
            215   Verizon Communications, Inc.                                                       7,697
                                                                                           ---------------
                  TOTAL TELECOMMUNICATIONS                                                          50,403
                                                                                           ---------------
                  TELEPHONE COMMUNICATIONS, EXC. RADIO (1.6%)
          1,320   Citizens Communications Co.                                                       16,830
                                                                                           ---------------
                  TRANSPORTATION (1.9%)
            560   Canadian Pacific Railway, Ltd.                                                    19,555
                                                                                           ---------------
                  UTILITIES (3.5%)
            800   Duke Energy Corp.                                                                 23,352
            375   Southern Co. (The)                                                                12,356
                                                                                           ---------------
                  TOTAL UTILITIES                                                                   35,708
                                                                                           ---------------
                  TOTAL COMMON STOCK (COST: $1,037,824) (102.8%)                                 1,050,802
                                                                                           ---------------

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS (COST: $14,044) (1.4%)
----------------------------------------------------------------------------------------------------------
$        14,044   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05                     14,044
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $1,051,868) (104.2%)                                  1,064,846
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 4.2%)                                   (43,302)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $     1,021,544
                                                                                           ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR  - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN-BASED CORPORATION HELD
       IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
       GAINS.
REIT - REAL ESTATE INVESTMENT TRUST.
     * NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

Investments by Industry (Unaudited)

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS
----------------------------------------------------------------------------------
Aerospace/Defense                                                          4.5%
Automotive                                                                 1.6
Banking & Financial Services                                              11.8
Beverages, Food & Tobacco                                                  5.8
Biological Products                                                        1.5
Chemicals                                                                  1.1
Computer Services                                                          4.9
Computer Software                                                          5.6
Cosmetics & Household Products                                             2.7
Electrical Equipment                                                       3.0
Electronics                                                                1.5
Energy & Oil Services                                                      6.4
Financial Services                                                         1.4
Healthcare                                                                 5.3
Industrial--Diversified                                                    2.9
Insurance                                                                  4.8
Media--Broadcasting & Publishing                                           3.9
Medical Supplies                                                           4.0
Metals                                                                     1.6
Oil & Gas                                                                  2.5
Pharmaceuticals                                                            3.2
Real Estate                                                                3.0
Restaurants                                                                1.4
Retail                                                                     6.5
Telecommunications                                                         4.9
Telephone Communications, exc. Radio                                       1.6
Transportation                                                             1.9
Utilities                                                                  3.5
Short-Term Investments                                                     1.4
                                                                         -----
     Total                                                               104.2%
                                                                         =====

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

U.S. EQUITIES

TCW GALILEO LARGE CAP GROWTH FUND

Schedule of Investments (Unaudited)                               April 30, 2005

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  BANKING & FINANCIAL SERVICES (6.0% OF NET ASSETS)
            700   American Express Co.                                                     $        36,890
            450   Morgan Stanley                                                                    23,679
            700   T. Rowe Price Group, Inc.                                                         38,619
          3,700   The Charles Schwab Corp.                                                          38,295 +
                                                                                           ---------------
                  TOTAL BANKING & FINANCIAL SERVICES                                               137,483
                                                                                           ---------------
                  BEVERAGES, FOOD & TOBACCO (2.9%)
            500   Altria Group, Inc.                                                                32,495
            250   General Mills, Inc.                                                               12,350
            500   Kellogg Co.                                                                       22,475
                                                                                           ---------------
                  TOTAL BEVERAGES, FOOD & TOBACCO                                                   67,320
                                                                                           ---------------
                  BIOLOGICAL PRODUCTS (2.4%)
            950   Amgen, Inc.                                                                       55,299 *
                                                                                           ---------------
                  COMMERCIAL SERVICES (1.9%)
          1,800   Robert Half International, Inc.                                                   44,676
                                                                                           ---------------
                  COMPUTER SERVICES (12.4%)
          6,200   Cisco Systems, Inc.                                                              107,136 *
            600   Cognizant Technology Solutions Corp.                                              25,206 *
          1,500   Dell, Inc.                                                                        52,245 *
             50   Google, Inc., Class A                                                             11,000 *
          1,200   Network Appliance, Inc.                                                           31,956 *
          1,700   Yahoo!, Inc.                                                                      58,667 *
                                                                                           ---------------
                  TOTAL COMPUTER SERVICES                                                          286,210
                                                                                           ---------------
                  COMPUTER SOFTWARE (6.9%)
          2,900   Microsoft Corp.                                                                   73,370
          3,450   Oracle Corp.                                                                      39,882 *
          1,150   Symantec Corp.                                                                    21,597 *
          1,150   Veritas Software Corp.                                                            23,678 *
                                                                                           ---------------
                  TOTAL COMPUTER SOFTWARE                                                          158,527
                                                                                           ---------------
                  COSMETICS & HOUSEHOLD PRODUCTS (5.3%)
            850   Gillette Co.                                                                      43,894
          1,450   Procter & Gamble Co.                                                              78,517 +
                                                                                           ---------------
                  TOTAL COSMETICS & HOUSEHOLD PRODUCTS                                             122,411
                                                                                           ---------------
                  ELECTRICAL EQUIPMENT (7.3%)
          1,000   Applied Materials, Inc.                                                           14,870 *
          4,250   General Electric Co.                                                             153,850
                                                                                           ---------------
                  TOTAL ELECTRICAL EQUIPMENT                                                       168,720
                                                                                           ---------------
                  ELECTRONICS (7.7%)
          2,450   Intel Corp.                                                                       57,624
          1,850   Maxim Integrated Products, Inc.                                                   69,190
          1,850   XILINX, Inc.                                                                      49,839
                                                                                           ---------------
                  TOTAL ELECTRONICS                                                                176,653
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  ENERGY & OIL SERVICES (1.0%)
            400   Exxon Mobil Corp.                                                        $        22,812
                                                                                           ---------------
                  ENTERTAINMENT & LEISURE (0.9%)
          2,167   Liberty Media Corp.                                                               21,757
                                                                                           ---------------
                  FOOD RETAILERS (2.0%)
            950   Starbucks Corp.                                                                   47,044 *
                                                                                           ---------------
                  FOODS, HOTELS & RESTAURANTS (1.7%)
            700   PepsiCo, Inc.                                                                     38,948
                                                                                           ---------------
                  HEALTHCARE (9.1%)
            600   Express Scripts, Inc.                                                             53,784 *
            900   Genentech, Inc.                                                                   63,846 *
          1,350   Johnson & Johnson, Inc.                                                           92,650
                                                                                           ---------------
                  TOTAL HEALTHCARE                                                                 210,280
                                                                                           ---------------
                  INDUSTRIAL--DIVERSIFIED (1.1%)
            800   Tyco International, Ltd.                                                          25,048
                                                                                           ---------------
                  INSURANCE (1.7%)
            750   American International Group, Inc.                                                38,137
                                                                                           ---------------
                  MEDIA--BROADCASTING & PUBLISHING (3.5%)
          1,350   Comcast Corp., Special Class A                                                    42,836 *
            113   Liberty Media International, Inc., Class A                                         4,686 *
          1,250   Univision Communications, Inc.                                                    32,863 *
                                                                                           ---------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                            80,385
                                                                                           ---------------
                  MEDICAL SUPPLIES (6.5%)
            300   Allergan, Inc.                                                                    21,117
          1,750   Boston Scientific Corp.                                                           51,765 *
            850   Medtronic, Inc.                                                                   44,795
            850   St. Jude Medical, Inc.                                                            33,176 *
                                                                                           ---------------
                  TOTAL MEDICAL SUPPLIES                                                           150,853
                                                                                           ---------------
                  PHARMACEUTICALS (8.0%)
            700   Abbott Laboratories                                                               34,412
            500   Genzyme Corp.                                                                     29,305 *
            750   Lilly (Eli) & Co.                                                                 43,853 +
          2,800   Pfizer, Inc.                                                                      76,076
                                                                                           ---------------
                  TOTAL PHARMACEUTICALS                                                            183,646
                                                                                           ---------------
                  RETAIL (5.1%)
            550   Amazon.com, Inc.                                                                  17,798*+
            700   Costco Wholesale Corp.                                                            28,406
            700   eBay, Inc.                                                                        22,211 *
          1,050   Wal-Mart Stores, Inc.                                                             49,497
                                                                                           ---------------
                  TOTAL RETAIL                                                                     117,912
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS (3.7%)
            800   EchoStar Communications Corp.                                            $        23,160
            750   Juniper Networks, Inc.                                                            16,943 *
          1,300   Qualcomm, Inc.                                                                    45,357
                                                                                           ---------------
                  TOTAL TELECOMMUNICATIONS                                                          85,460
                                                                                           ---------------
                  TRANSPORTATION (0.9%)
            300   United Parcel Service, Inc., Class B                                              21,393
                                                                                           ---------------
                  TOTAL COMMON STOCK (COST: $2,448,321) (98.0%)                                  2,260,974
                                                                                           ---------------

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------------------
$         3,786   American Beacon Funds, 2.837%, due 05/02/05                                        3,786**
            105   Bank of America, 2.77%, due 06/01/05                                                 105**
          6,982   Bank of America, 2.8%, due 06/09/05                                                6,982**
          2,840   Bank of America, 2.82%, due 05/16/05                                               2,840**
          2,840   Bank of Montreal, 2.938%, due 05/04/05                                             2,840**
          4,014   Bank of Nova Scotia, 2.88%, due 05/11/05                                           4,014**
          2,142   Bank of Nova Scotia, 2.88%, due 05/16/05                                           2,142**
          7,573   Bank of Nova Scotia, 3.01%, due 05/31/05                                           7,573**
          4,733   Barclays Bank PLC, 2.95%, due 06/14/05                                             4,733**
          1,893   Bear Stearns Companies, Inc., 3.135%, due 09/08/05                                 1,893**
         20,027   BGI Institutional Money Market Fund, 2.927%, due 05/02/05                         20,027**
          2,271   BNP Paribas, 2.93%, due 06/07/05                                                   2,271**
          1,893   Branch Banker & Trust Co., 2.935%, due 06/06/05                                    1,893**
          6,626   Calyon, 2.925%, due 06/03/05                                                       6,626**
          3,786   Canadian Imperial Bank of Commerce, 2.85%, due 05/12/05                            3,786**
          2,399   Citigroup, Inc., 3.03%, due 07/06/05                                               2,399**
          1,895   Citigroup, Inc., 3.1%, due 07/25/05                                                1,895**
            947   Credit Suisse First Boston Corp., 2.88%, due 09/09/05                                947**
            947   Credit Suisse First Boston Corp., 3.055%, due 03/10/06                               947**
          1,116   Den Danske Bank, 2.8%, due 05/06/05                                                1,116**
         13,006   Den Danske Bank, 2.93%, due 05/02/05                                              13,006**
          1,899   Dexia Group, 2.8%, due 05/05/05                                                    1,899**
          3,786   Dexia Group, 3.01%, due 06/22/05                                                   3,786**
          2,757   Fairway Finance Corp., 3.011%, due 05/05/05                                        2,757**
          6,211   Fortis Bank, 2.97%, due 06/13/05                                                   6,211**
          4,733   Fortis Bank, 3%, due 05/24/05                                                      4,733**
          1,874   Fortis Bank, 3.01%, due 06/24/05                                                   1,874**
         77,296   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05                     77,296
          5,734   J.P. Morgan Chase & Co., 2.8%, due 05/06/05                                        5,734**
          1,496   Merrill Lynch Premier Institutional Fund, 2.652%, due 05/02/05                     1,496**
          1,866   Merrimac Cash Fund--Premium Class, 2.742%, due 05/02/05                            1,866**
          1,893   Nordea Bank Finland PLC (NY Branch), 2.99%, due 06/21/05                           1,893**
          4,752   Royal Bank of Scotland, 2.87%, due 05/10/05                                        4,752**
          4,657   Royal Bank of Scotland, 2.94%, due 06/07/05                                        4,657**
          3,658   Royal Bank of Scotland, 2.95%, due 06/10/05                                        3,658**

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                        VALUE
----------------------------------------------------------------------------------------------------------
$         6,266   Sheffiled Receivables Corp., 2.947%, due 05/20/05                        $         6,266**
            814   Svenska Handlesbanken, 2.9%, due 05/17/05                                            814**
          8,950   Toronto Dominion Bank, 2.75%, due 05/09/05                                         8,950**
          1,692   UBS AG, 2.805%, due 05/03/05                                                       1,692**
          3,786   Wells Fargo & Co., 3%, due 05/27/05                                                3,786**
                                                                                           ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $235,941) (10.2%)                            235,941
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $2,684,262) (108.2%)                                  2,496,915
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 8.2%)                                  (188,223)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $     2,308,692
                                                                                           ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
     * NON-INCOME PRODUCING.
    ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
     + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

Investments by Industry (Unaudited)

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS
----------------------------------------------------------------------------------
Banking & Financial Services                                               6.0%
Beverages, Food & Tobacco                                                  2.9
Biological Products                                                        2.4
Commercial Services                                                        1.9
Computer Services                                                         12.4
Computer Software                                                          6.9
Cosmetics & Household Products                                             5.3
Electrical Equipment                                                       7.3
Electronics                                                                7.7
Energy & Oil Services                                                      1.0
Entertainment & Leisure                                                    0.9
Food Retailers                                                             2.0
Foods, Hotels & Restaurants                                                1.7
Healthcare                                                                 9.1
Industrial--Diversified                                                    1.1
Insurance                                                                  1.7
Media--Broadcasting & Publishing                                           3.5
Medical Supplies                                                           6.5
Pharmaceuticals                                                            8.0
Retail                                                                     5.1
Telecommunications                                                         3.7
Transportation                                                             0.9
Short-Term Investments                                                    10.2
                                                                         -----
     Total                                                               108.2%
                                                                         =====

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

U.S. EQUITIES

TCW GALILEO LARGE CAP VALUE FUND

Schedule of Investments (Unaudited)

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  AEROSPACE/DEFENSE (3.5% OF NET ASSETS)
          8,550   Boeing Co.                                                               $       508,896
         12,575   General Dynamics Corp.                                                         1,321,004
         29,100   Northrop Grumman Corp.                                                         1,595,844
                                                                                           ---------------
                  TOTAL AEROSPACE/DEFENSE                                                        3,425,744
                                                                                           ---------------
                  BANKING & FINANCIAL SERVICES (17.5%)
         21,050   American Express Co.                                                           1,109,335
         18,140   Bank of America Corp.                                                            817,026
         98,467   Citigroup, Inc.                                                                4,624,010
         10,550   Goldman Sachs Group, Inc.                                                      1,126,634
         25,200   H&R Block, Inc.                                                                1,255,212 +
         90,644   J.P. Morgan Chase & Co., Inc.                                                  3,216,956
         11,500   Merrill Lynch & Company, Inc.                                                    620,195
         19,690   Morgan Stanley                                                                 1,036,088
         52,650   The Charles Schwab Corp.                                                         544,927
         46,700   Wells Fargo & Co.                                                              2,799,198
                                                                                           ---------------
                  TOTAL BANKING & FINANCIAL SERVICES                                            17,149,581
                                                                                           ---------------
                  BEVERAGES, FOOD & TOBACCO (1.5%)
         43,200   Sysco Corp.                                                                    1,494,720
                                                                                           ---------------
                  CHEMICALS (4.6%)
         48,680   Air Products & Chemicals, Inc.                                                 2,858,976
         12,000   Dow Chemical Co.                                                                 551,160
         11,000   Du Pont (E.I.) de Nemours & Co.                                                  518,210
         12,350   Praxair, Inc.                                                                    578,350
                                                                                           ---------------
                  TOTAL CHEMICALS                                                                4,506,696
                                                                                           ---------------
                  COMMERCIAL SERVICES (1.8%)
         52,165   Ecolab, Inc.                                                                   1,706,317
                                                                                           ---------------
                  COMPUTER SERVICES (1.8%)
         46,200   Dell, Inc.                                                                     1,609,146 *
          8,245   Novellus Systems, Inc.                                                           193,180
                                                                                           ---------------
                  TOTAL COMPUTER SERVICES                                                        1,802,326
                                                                                           ---------------
                  COMPUTER SOFTWARE (1.9%)
        160,100   Oracle Corp.                                                                   1,850,756 *
                                                                                           ---------------
                  ELECTRICAL EQUIPMENT (3.9%)
         19,050   Applied Materials, Inc.                                                          283,273 *
         97,990   General Electric Co.                                                           3,547,238
                                                                                           ---------------
                  TOTAL ELECTRICAL EQUIPMENT                                                     3,830,511
                                                                                           ---------------
                  ELECTRONICS (5.0%)
         23,100   Emerson Electric Co.                                                           1,447,677
         65,765   Intel Corp.                                                                    1,546,793
         75,300   Texas Instruments, Inc.                                                        1,879,488
                                                                                           ---------------
                  TOTAL ELECTRONICS                                                              4,873,958
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  ENERGY & OIL SERVICES (16.2%)
          8,000   Anadarko Petroleum Corp.                                                 $       584,320
         24,100   Apache Corp.                                                                   1,356,589
         31,600   Devon Energy Corp.                                                             1,427,372
         78,296   Exxon Mobil Corp.                                                              4,465,221
         73,800   Halliburton Co.                                                                3,069,342
         26,100   Peabody Energy Corp.                                                           1,142,397
         24,580   Schlumberger, Ltd.                                                             1,681,518
         46,604   Transocean, Inc.                                                               2,161,027 *
                                                                                           ---------------
                  TOTAL ENERGY & OIL SERVICES                                                   15,887,786
                                                                                           ---------------
                  ENTERTAINMENT & LEISURE (0.5%)
         24,865   Hasbro, Inc.                                                                     470,446
                                                                                           ---------------
                  FOODS, HOTELS & RESTAURANTS (0.5%)
         17,755   McDonald's Corp.                                                                 520,399
                                                                                           ---------------
                  INDUSTRIAL--DIVERSIFIED (6.7%)
         28,335   3M Co.                                                                         2,166,777
         16,260   Danaher Corp.                                                                    823,244
        113,950   Tyco International, Ltd.                                                       3,567,774
                                                                                           ---------------
                  TOTAL INDUSTRIAL--DIVERSIFIED                                                  6,557,795
                                                                                           ---------------
                  INSURANCE (6.8%)
         37,800   Allstate Corp.                                                                 2,122,848
         74,750   American International Group, Inc.                                             3,801,038
         10,550   Hartford Financial Services Group                                                763,504 +
                                                                                           ---------------
                  TOTAL INSURANCE                                                                6,687,390
                                                                                           ---------------
                  MEDIA--BROADCASTING & PUBLISHING (2.1%)
        123,000   Time Warner, Inc.                                                              2,067,630 *
                                                                                           ---------------
                  MEDICAL SUPPLIES (1.5%)
         28,600   Medtronic, Inc.                                                                1,507,220
                                                                                           ---------------
                  METALS (5.5%)
         56,150   Alcoa, Inc.                                                                    1,629,473
         31,600   Newmont Mining Corp.                                                           1,199,852 +
         21,035   Rio Tinto PLC (ADR)                                                            2,536,821
                                                                                           ---------------
                  TOTAL METALS                                                                   5,366,146
                                                                                           ---------------
                  OFFICE EQUIPMENT & SUPPLIES (2.3%)
         43,080   Avery Dennison Corp.                                                           2,255,238 +
                                                                                           ---------------
                  PHARMACEUTICALS (2.2%)
         79,800   Pfizer, Inc.                                                                   2,168,166
                                                                                           ---------------
                  RETAIL (7.0%)
         28,170   Costco Wholesale Corp.                                                         1,143,139
         37,600   Home Depot, Inc.                                                               1,329,912
         71,300   Kohl's Corp.                                                                   3,393,880 *
         46,510   The Gap, Inc.                                                                    992,989
                                                                                           ---------------
                  TOTAL RETAIL                                                                   6,859,920
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS (2.4%)
         29,150   Motorola, Inc.                                                           $       447,161
        117,400   Nokia Oyj (ADR)                                                                1,876,052
                                                                                           ---------------
                  TOTAL TELECOMMUNICATIONS                                                       2,323,213
                                                                                           ---------------
                  TRANSPORTATION (2.1%)
         13,880   Norfolk Southern Corp.                                                           435,832
         23,100   United Parcel Service, Inc., Class B                                           1,647,261
                                                                                           ---------------
                  TOTAL TRANSPORTATION                                                           2,083,093
                                                                                           ---------------
                  TOTAL COMMON STOCK (COST: $83,119,675) (97.3%)                                95,395,051
                                                                                           ---------------

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------------------
$        91,740   American Beacon Funds, 2.837%, due 05/02/05                                       91,740**
          2,548   Bank of America, 2.77%, due 06/01/05                                               2,548**
        169,174   Bank of America, 2.8%, due 06/09/05                                              169,174**
         68,805   Bank of America, 2.82%, due 05/16/05                                              68,805**
         68,805   Bank of Montreal, 2.938%, due 05/04/05                                            68,805**
         97,245   Bank of Nova Scotia, 2.88%, due 05/11/05                                          97,245**
         51,897   Bank of Nova Scotia, 2.88%, due 05/16/05                                          51,897**
        183,481   Bank of Nova Scotia, 3.01%, due 05/31/05                                         183,481**
        114,676   Barclays Bank PLC, 2.95%, due 06/14/05                                           114,676**
         45,870   Bear Stearns Companies, Inc., 3.135%, due 09/08/05                                45,870**
        485,239   BGI Institutional Money Market Fund, 2.927%, due 05/02/05                        485,239**
         55,031   BNP Paribas, 2.93%, due 06/07/05                                                  55,031**
         45,870   Branch Banker & Trust Co., 2.935%, due 06/06/05                                   45,870**
        160,546   Calyon, 2.925%, due 06/03/05                                                     160,546**
         91,740   Canadian Imperial Bank of Commerce, 2.85%, due 05/12/05                           91,740**
         58,112   Citigroup, Inc., 3.03%, due 07/06/05                                              58,112**
         45,913   Citigroup, Inc., 3.1%, due 07/25/05                                               45,913**
         22,935   Credit Suisse First Boston Corp., 2.88%, due 09/09/05                             22,935**
         22,935   Credit Suisse First Boston Corp., 3.055%, due 03/10/06                            22,935**
         27,026   Den Danske Bank, 2.8%, due 05/06/05                                               27,026**
        315,128   Den Danske Bank, 2.93%, due 05/02/05                                             315,128**
         91,740   Dexia Group, 2.8%, due 05/05/05                                                   91,740**
         46,013   Dexia Group, 3.01%, due 06/22/05                                                  46,013**
         66,804   Fairway Finance Corp., 3.011%, due 05/05/05                                       66,804**
        150,497   Fortis Bank, 2.97%, due 06/13/05                                                 150,497**
         45,411   Fortis Bank, 3%, due 05/24/05                                                     45,411**
        114,676   Fortis Bank, 3.01%, due 06/24/05                                                 114,676**
      2,566,864   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05                  2,566,864
        138,937   J.P. Morgan Chase & Co., 2.8%, due 05/06/05                                      138,937**
         36,239   Merrill Lynch Premier Institutional Fund, 2.652%, due 05/02/05                    36,239**
         45,216   Merrimac Cash Fund--Premium Class, 2.742%, due 05/02/05                           45,216**
         45,870   Nordea Bank Finland PLC (NY Branch), 2.99%, due 06/21/05                          45,870**
        115,134   Royal Bank of Scotland, 2.87%, due 05/10/05                                      115,134**

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                        VALUE
----------------------------------------------------------------------------------------------------------
$       112,841   Royal Bank of Scotland, 2.94%, due 06/07/05                              $       112,841**
         88,641   Royal Bank of Scotland, 2.95%, due 06/10/05                                       88,641**
        151,829   Sheffiled Receivables Corp., 2.947%, due 05/20/05                                151,829**
         19,724   Svenska Handlesbanken, 2.9%, due 05/17/05                                         19,724**
        216,816   Toronto Dominion Bank, 2.75%, due 05/09/05                                       216,816**
         40,995   UBS AG, 2.805%, due 05/03/05                                                      40,995**
         91,740   Wells Fargo & Co., 3%, due 05/27/05                                               91,740**
                                                                                           ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $6,410,703) (6.5%)                         6,410,703
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $89,530,378) (103.8%)                               101,805,754
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 3.8%)                                (3,770,507)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $    98,035,247
                                                                                           ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR  - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN-BASED CORPORATION HELD
       IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
       GAINS.
     * NON-INCOME PRODUCING.
    ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
     + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

Investments by Industry (Unaudited)

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS
----------------------------------------------------------------------------------
Aerospace/Defense                                                          3.5%
Banking & Financial Services                                              17.5
Beverages, Food & Tobacco                                                  1.5
Chemicals                                                                  4.6
Commercial Services                                                        1.8
Computer Services                                                          1.8
Computer Software                                                          1.9
Electrical Equipment                                                       3.9
Electronics                                                                5.0
Energy & Oil Services                                                     16.2
Entertainment & Leisure                                                    0.5
Foods, Hotels & Restaurants                                                0.5
Industrial--Diversified                                                    6.7
Insurance                                                                  6.8
Media--Broadcasting & Publishing                                           2.1
Medical Supplies                                                           1.5
Metals                                                                     5.5
Office Equipment & Supplies                                                2.3
Pharmaceuticals                                                            2.2
Retail                                                                     7.0
Telecommunications                                                         2.4
Transportation                                                             2.1
Short-Term Investments                                                     6.5
                                                                         -----
     Total                                                               103.8%
                                                                         =====

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

U.S. EQUITIES

TCW GALILEO OPPORTUNITY FUND

Schedule of Investments (Unaudited)                               April 30, 2005

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  AUTOMOTIVE (0.4% OF NET ASSETS)
         13,700   Federal Signal Corp.                                                     $       192,211
         10,800   Tenneco Automotive, Inc.                                                         138,564 *
                                                                                           ---------------
                  TOTAL AUTOMOTIVE                                                                 330,775
                                                                                           ---------------
                  BANKING & FINANCIAL SERVICES (6.0%)
         13,200   Accredited Home Lenders Holding Co.                                              524,436 *
         81,500   Bank Mutual Corp.                                                                858,195
         23,200   Cohen & Steers, Inc.                                                             393,240
         68,500   Equity Inns, Inc.                                                                771,310
         33,600   Friedman, Billings, Ramsey Group, Inc.                                           406,224 +
         17,500   Impac Mortgage Holdings, Inc.                                                    320,600 +
         44,700   Instinet Group, Inc.                                                             234,675 *
         45,168   Partners Trust Financial Group, Inc.                                             458,907
          8,950   PFF Bancorp, Inc.                                                                249,884
         21,400   South Financial Group, Inc.                                                      564,746 +
                                                                                           ---------------
                  TOTAL BANKING & FINANCIAL SERVICES                                             4,782,217
                                                                                           ---------------
                  BEVERAGES, FOOD & TOBACCO (2.4%)
         46,400   Tasty Baking Co.                                                                 372,128
         29,000   The Hain Celestial Group, Inc.                                                   514,750 *
        101,570   Wild Oats Markets, Inc.                                                        1,025,857*+
                                                                                           ---------------
                  TOTAL BEVERAGES, FOOD & TOBACCO                                                1,912,735
                                                                                           ---------------
                  CHEMICALS (1.9%)
        118,400   Calgon Carbon Corp.                                                            1,021,792
         33,800   Crompton Corp.                                                                   474,890 +
                                                                                           ---------------
                  TOTAL CHEMICALS                                                                1,496,682
                                                                                           ---------------
                  COMMERCIAL SERVICES (3.3%)
         54,900   BearingPoint, Inc.                                                               339,831*+
         78,600   Ikon Office Solutions, Inc.                                                      679,890
         31,500   Input/Output, Inc.                                                               190,260*+
         35,100   On Assignment, Inc.                                                              150,930 *
          5,500   Washington Group International, Inc.                                             227,865 *
         81,400   Wind River Systems, Inc.                                                       1,056,572 *
                                                                                           ---------------
                  TOTAL COMMERCIAL SERVICES                                                      2,645,348
                                                                                           ---------------
                  COMPUTER SERVICES (2.6%)
        129,500   3Com Corp.                                                                       407,925 *
         70,800   Maxtor Corp.                                                                     343,380 *
        208,200   Solectron Corp.                                                                  687,060 *
         16,800   Tech Data Corp.                                                                  613,704 *
                                                                                           ---------------
                  TOTAL COMPUTER SERVICES                                                        2,052,069
                                                                                           ---------------
                  COMPUTER SOFTWARE (3.6%)
         70,300   Brocade Communications Systems, Inc.                                             306,508 *
         36,500   Echelon Corp.                                                                    229,585 *
        108,600   NetIQ Corp.                                                                    1,164,192 *

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                                       47

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  COMPUTER SOFTWARE (CONTINUED)
         13,299   Take-Two Interactive Software, Inc.                                      $       312,925*+
         34,300   THQ, Inc.                                                                        865,046*+
                                                                                           ---------------
                  TOTAL COMPUTER SOFTWARE                                                        2,878,256
                                                                                           ---------------
                  ELECTRIC UTILITIES (1.9%)
         34,600   Avista Corp.                                                                     580,934
        300,900   Calpine Corp.                                                                    538,611*+
         14,900   NorthWestern Corp.                                                               417,647
                                                                                           ---------------
                  TOTAL ELECTRIC UTILITIES                                                       1,537,192
                                                                                           ---------------
                  ELECTRICAL EQUIPMENT (1.6%)
        103,600   FuelCell Energy, Inc.                                                            828,800*+
        116,900   GrafTech International, Ltd.                                                     445,389 *
                                                                                           ---------------
                  TOTAL ELECTRICAL EQUIPMENT                                                     1,274,189
                                                                                           ---------------
                  ELECTRONICS (3.0%)
         61,600   Adaptec, Inc.                                                                    225,456 *
         33,400   Fairchild Semiconductor International, Inc.                                      449,230 *
         28,800   Herley Industries, Inc.                                                          522,144 *
         38,200   Intersil Corp., Class A                                                          666,972
         48,700   Nanometrics, Inc.                                                                501,610*+
                                                                                           ---------------
                  TOTAL ELECTRONICS                                                              2,365,412
                                                                                           ---------------
                  ENERGY & OIL SERVICES (1.5%)
         50,500   Key Energy Services, Inc.                                                        576,710 *
         18,700   Oceaneering International, Inc.                                                  613,547 *
                                                                                           ---------------
                  TOTAL ENERGY & OIL SERVICES                                                    1,190,257
                                                                                           ---------------
                  ENTERTAINMENT & LEISURE (0.8%)
        114,500   Atari, Inc.                                                                      304,570 *
         94,100   Six Flags, Inc.                                                                  366,990 *
                                                                                           ---------------
                  TOTAL ENTERTAINMENT & LEISURE                                                    671,560
                                                                                           ---------------
                  HEALTHCARE (7.4%)
        168,100   Eclipsys Corp.                                                                 2,271,031*+
         55,200   Human Genome Sciences, Inc.                                                      570,768*+
         25,100   Kindred Healthcare, Inc.                                                         825,790*+
         15,100   Manor Care, Inc.                                                                 503,585 +
         17,700   Matria Healthcare, Inc.                                                          489,051*+
         27,000   United Surgical Partners, Inc.                                                 1,194,750 *
                                                                                           ---------------
                  TOTAL HEALTHCARE                                                               5,854,975
                                                                                           ---------------
                  HEAVY MACHINERY (0.7%)
         42,200   NN, Inc.                                                                         529,610
                                                                                           ---------------

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                                       48

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  INDUSTRIAL--DIVERSIFIED (4.2%)
         52,600   AGCO Corp.                                                               $       904,720 *
         89,600   Lindsay Manufacturing Co.                                                      1,671,936
        123,400   Mattson Technology, Inc.                                                         783,590 *
                                                                                           ---------------
                  TOTAL INDUSTRIAL--DIVERSIFIED                                                  3,360,246
                                                                                           ---------------
                  INSURANCE (5.7%)
         45,300   Donegal Group, Inc., Class A                                                     844,392
         25,600   HealthExtras, Inc.                                                               423,680 *
         38,800   Max Reinsurance Capital, Ltd.                                                    851,660
         74,800   Phoenix Companies, Inc.                                                          847,484 +
         14,500   The PMI Group, Inc.                                                              509,820
          8,100   Triad Guaranty, Inc.                                                             407,511*+
         11,600   WellChoice, Inc.                                                                 651,920 *
                                                                                           ---------------
                  TOTAL INSURANCE                                                                4,536,467
                                                                                           ---------------
                  MACHINERY (1.8%)
         72,124   Brooks Automation, Inc.                                                          927,515 *
         13,850   Joy Global, Inc.                                                                 469,099
                                                                                           ---------------
                  TOTAL MACHINERY                                                                1,396,614
                                                                                           ---------------
                  MEDIA--BROADCASTING & PUBLISHING (3.8%)
         52,700   4 Kids Entertainment, Inc.                                                     1,062,432*+
        102,600   Mediacom Communications Corp.                                                    567,378 *
         48,600   Readers Digest Association, Inc.                                                 826,200
         64,300   Spanish Broadcasting System, Inc.                                                536,905 *
                                                                                           ---------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                         2,992,915
                                                                                           ---------------
                  MEDICAL & BIO-TECHNOLOGY (0.2%)
         32,000   NovaMed, Inc.                                                                    165,440 *
                                                                                           ---------------
                  MEDICAL SUPPLIES (4.7%)
         17,200   American Medical Systems Holdings, Inc.                                          300,312 *
         45,900   Andrx Corp.                                                                      913,869 *
          7,900   CYTYC Corp.                                                                      168,349 *
        124,400   Exact Sciences Corp.                                                             344,588 *
         58,700   Synovis Life Technologies, Inc.                                                  511,864 *
        113,900   Thoratec Corp.                                                                 1,475,005*+
                                                                                           ---------------
                  TOTAL MEDICAL SUPPLIES                                                         3,713,987
                                                                                           ---------------
                  METALS (3.9%)
         26,200   Allegheny Technologies, Inc.                                                     586,880
         15,550   Alliant Techsystems, Inc.                                                      1,075,749*+
         63,300   Shaw Group, Inc.                                                               1,143,831*+
         24,500   USEC, Inc.                                                                       322,175 +
                                                                                           ---------------
                  TOTAL METALS                                                                   3,128,635
                                                                                           ---------------

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                                       49

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  OIL & GAS (1.6%)
          5,100   Helmerich & Payne, Inc.                                                  $       196,044
         31,600   Pride International, Inc.                                                        704,680 *
         13,200   Rowan Companies, Inc.                                                            350,196
                                                                                           ---------------
                  TOTAL OIL & GAS                                                                1,250,920
                                                                                           ---------------
                  PAPER & FOREST PRODUCTS (1.5%)
         45,300   Buckeye Technologies, Inc.                                                       357,870 *
         39,600   Glatfelter                                                                       472,428
         27,500   Smurfit-Stone Container Corp.                                                    360,525
                                                                                           ---------------
                  TOTAL PAPER & FOREST PRODUCTS                                                  1,190,823
                                                                                           ---------------
                  PHARMACEUTICALS (2.1%)
         13,200   Albany Molecular Research, Inc.                                                  124,542 *
        122,700   Arena Pharmaceuticals, Inc.                                                      660,126*+
         11,700   NBTY, Inc.                                                                       249,444 *
         13,700   Par Pharmaceutical Companies, Inc.                                               411,411*+
         24,000   QLT, Inc.                                                                        257,280 *
                                                                                           ---------------
                  TOTAL PHARMACEUTICALS                                                          1,702,803
                                                                                           ---------------
                  POLLUTION CONTROL (0.3%)
         19,600   Tetra Tech, Inc.                                                                 207,564 *
                                                                                           ---------------
                  REAL ESTATE (3.4%)
         56,800   Affordable Residential Communities (REIT)                                        725,904
         23,100   American Financial Realty Trust (REIT)                                           354,123
         36,300   Crescent Real Estate Equities Co. (REIT)                                         609,840
         36,100   CRT Properties, Inc. (REIT)                                                      833,549 +
         18,500   Spirit Finance Corp. (REIT)                                                      191,475
                                                                                           ---------------
                  TOTAL REAL ESTATE                                                              2,714,891
                                                                                           ---------------
                  RESTAURANTS (2.0%)
         18,600   California Pizza Kitchen, Inc.                                                   424,080 *
         37,700   Darden Restaurants, Inc.                                                       1,131,000
                                                                                           ---------------
                  TOTAL RESTAURANTS                                                              1,555,080
                                                                                           ---------------
                  RETAIL (8.7%)
          9,400   BJ's Wholesale Club, Inc.                                                        250,510 *
         57,400   Blockbuster, Inc., Class A                                                       568,260 +
         20,700   Borders Group, Inc.                                                              500,733
         25,600   Claire's Stores, Inc.                                                            558,592
         17,700   Electronics Boutique Holdings Corp.                                              986,421 *
         27,200   Gymboree Corp.                                                                   310,896 *
         27,400   Longs Drug Stores Corp.                                                          995,990
         24,400   Oshkosh B'Gosh, Inc.                                                             642,940
         24,300   The Bon-Ton Stores, Inc.                                                         434,484
         46,800   Too, Inc.                                                                      1,076,868 *
         23,600   Toys 'R' Us, Inc.                                                                598,260 *
                                                                                           ---------------
                  TOTAL RETAIL                                                                   6,923,954
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS (2.5%)
         74,500   Arris Group, Inc.                                                        $       565,455*+
        126,300   Cincinnati Bell, Inc.                                                            505,200 *
         38,200   Nextel Partners, Inc.                                                            898,464 *
                                                                                           ---------------
                  TOTAL TELECOMMUNICATIONS                                                       1,969,119
                                                                                           ---------------
                  TEXTILES, CLOTHING & FABRICS (2.6%)
         83,300   Interface, Inc., Class A                                                         499,800 *
         68,000   Warnaco Group, Inc.                                                            1,527,280 *
                                                                                           ---------------
                  TOTAL TEXTILES, CLOTHING & FABRICS                                             2,027,080
                                                                                           ---------------
                  TRANSPORTATION (4.2%)
         58,900   Continental Airlines, Inc., Class B                                              697,376*+
         30,900   Kirby Corp.                                                                    1,258,866 *
         66,900   Wabtec Corp.                                                                   1,338,000
                                                                                           ---------------
                  TOTAL TRANSPORTATION                                                           3,294,242
                                                                                           ---------------
                  TOTAL COMMON STOCK (COST: $64,624,395) (90.3%)                                71,652,057
                                                                                           ---------------

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------------------
$       358,875   American Beacon Funds, 2.837%, due 05/02/05                                      358,875**
          9,967   Bank of America, 2.77%, due 06/01/05                                               9,967**
        661,783   Bank of America, 2.8%, due 06/09/05                                              661,783**
        269,156   Bank of America, 2.82%, due 05/16/05                                             269,156**
        269,156   Bank of Montreal, 2.938%, due 05/04/05                                           269,156**
        380,407   Bank of Nova Scotia, 2.88%, due 05/11/05                                         380,407**
        203,014   Bank of Nova Scotia, 2.88%, due 05/16/05                                         203,014**
        717,749   Bank of Nova Scotia, 3.01%, due 05/31/05                                         717,749**
        448,593   Barclays Bank PLC, 2.95%, due 06/14/05                                           448,593**
        179,437   Bear Stearns Companies, Inc., 3.135%, due 09/08/05                               179,437**
      1,898,181   BGI Institutional Money Market Fund, 2.927%, due 05/02/05                      1,898,181**
        215,274   BNP Paribas, 2.93%, due 06/07/05                                                 215,274**
        179,437   Branch Banker & Trust Co., 2.935%, due 06/06/05                                  179,437**
        628,031   Calyon, 2.925%, due 06/03/05                                                     628,031**
        358,875   Canadian Imperial Bank of Commerce, 2.85%, due 05/12/05                          358,875**
        227,324   Citigroup, Inc., 3.03%, due 07/06/05                                             227,324**
        179,606   Citigroup, Inc., 3.1%, due 07/25/05                                              179,606**
         89,719   Credit Suisse First Boston Corp., 2.88%, due 09/09/05                             89,719**
         89,719   Credit Suisse First Boston Corp., 3.055%, due 03/10/06                            89,719**
        105,722   Den Danske Bank, 2.8%, due 05/06/05                                              105,722**
      1,232,734   Den Danske Bank, 2.93%, due 05/02/05                                           1,232,734**
        179,995   Dexia Group, 2.8%, due 05/05/05                                                  179,995**
        358,875   Dexia Group, 3.01%, due 06/22/05                                                 358,875**
        261,325   Fairway Finance Corp., 3.011%, due 05/05/05                                      261,325**
        588,720   Fortis Bank, 2.97%, due 06/13/05                                                 588,720**
        177,643   Fortis Bank, 3%, due 05/24/05                                                    177,643**
        448,593   Fortis Bank, 3.01%, due 06/24/05                                                 448,593**

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                        VALUE
----------------------------------------------------------------------------------------------------------
$     7,683,314   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05            $     7,683,314
        543,499   J.P. Morgan Chase & Co., 2.8%, due 05/06/05                                      543,499**
        141,761   Merrill Lynch Premier Institutional Fund, 2.652%, due 05/02/05                   141,761**
        176,878   Merrimac Cash Fund--Premium Class, 2.742%, due 05/02/05                          176,878**
        179,436   Nordea Bank Finland PLC (NY Branch), 2.99%, due 06/21/05                         179,436**
        450,388   Royal Bank of Scotland, 2.87%, due 05/10/05                                      450,388**
        441,416   Royal Bank of Scotland, 2.94%, due 06/07/05                                      441,416**
        346,749   Royal Bank of Scotland, 2.95%, due 06/10/05                                      346,749**
        593,930   Sheffiled Receivables Corp., 2.947%, due 05/20/05                                593,930**
         77,157   Svenska Handlesbanken, 2.9%, due 05/17/05                                         77,157**
        848,153   Toronto Dominion Bank, 2.75%, due 05/09/05                                       848,153**
        160,365   UBS AG, 2.805%, due 05/03/05                                                     160,365**
        358,875   Wells Fargo & Co., 3%, due 05/27/05                                              358,875**
                                                                                           ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $22,719,831) (28.7%)                      22,719,831
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $87,344,226) (119.0%)                                94,371,888
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 19.0%)                              (15,051,675)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $    79,320,213
                                                                                           ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
REIT - REAL ESTATE INVESTMENT TRUST.
     * NON-INCOME PRODUCING.
    ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
     + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

Investments by Industry (Unaudited)                               April 30, 2005

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS
----------------------------------------------------------------------------------
Automotive                                                                 0.4%
Banking & Financial Services                                               6.0
Beverages, Food & Tobacco                                                  2.4
Chemicals                                                                  1.9
Commercial Services                                                        3.3
Computer Services                                                          2.6
Computer Software                                                          3.6
Electric Utilities                                                         1.9
Electrical Equipment                                                       1.6
Electronics                                                                3.0
Energy & Oil Services                                                      1.5
Entertainment & Leisure                                                    0.8
Healthcare                                                                 7.4
Heavy Machinery                                                            0.7
Industrial--Diversified                                                    4.2
Insurance                                                                  5.7
Machinery                                                                  1.8
Media--Broadcasting & Publishing                                           3.8
Medical & Bio-Technology                                                   0.2
Medical Supplies                                                           4.7
Metals                                                                     3.9
Oil & Gas                                                                  1.6
Paper & Forest Products                                                    1.5
Pharmaceuticals                                                            2.1
Pollution Control                                                          0.3
Real Estate                                                                3.4
Restaurants                                                                2.0
Retail                                                                     8.7
Telecommunications                                                         2.5
Textiles, Clothing & Fabrics                                               2.6
Transportation                                                             4.2
Short-Term Investments                                                    28.7
                                                                         -----
     Total                                                               119.0%
                                                                         =====

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

U.S. EQUITIES

TCW GALILEO SELECT EQUITIES FUND

Schedule of Investments (Unaudited)

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  AUTOMOTIVE (0.8% OF NET ASSETS)
        640,300   Harley-Davidson, Inc.                                                    $    30,106,906
                                                                                           ---------------
                  BANKING & FINANCIAL SERVICES (2.0%)
      2,688,070   Commerce Bancorp, Inc.                                                        75,239,079 +
                                                                                           ---------------
                  BIOLOGICAL PRODUCTS (3.5%)
      2,260,623   Amgen, Inc.                                                                  131,590,865*+
                                                                                           ---------------
                  COMPUTER SERVICES (23.4%)
      4,359,895   Cisco Systems, Inc.                                                           75,338,986 *
      3,799,325   Dell, Inc.                                                                   132,330,490 *
        567,800   Google, Inc., Class A                                                        124,916,000*+
      8,980,950   Network Appliance, Inc.                                                      239,162,699 *
      8,551,570   Yahoo!, Inc.                                                                 295,114,681 *
                                                                                           ---------------
                  TOTAL COMPUTER SERVICES                                                      866,862,856
                                                                                           ---------------
                  COMPUTER SOFTWARE (5.0%)
      2,863,100   Electronic Arts, Inc.                                                        152,860,909*+
      1,728,700   Symantec Corp.                                                                32,464,986*+
                                                                                           ---------------
                  TOTAL COMPUTER SOFTWARE                                                      185,325,895
                                                                                           ---------------
                  EDUCATION (4.4%)
      2,269,440   Apollo Group, Inc.                                                           163,672,013 *
                                                                                           ---------------
                  ELECTRICAL EQUIPMENT (2.1%)
      2,146,075   General Electric Co.                                                          77,687,915
                                                                                           ---------------
                  ELECTRONICS (6.9%)
      4,084,882   Maxim Integrated Products, Inc.                                              152,774,587 +
      3,881,886   XILINX, Inc.                                                                 104,578,009
                                                                                           ---------------
                  TOTAL ELECTRONICS                                                            257,352,596
                                                                                           ---------------
                  FOOD RETAILERS (3.8%)
      2,840,360   Starbucks Corp.                                                              140,654,627 *
                                                                                           ---------------
                  HEALTHCARE (7.7%)
      4,004,336   Genentech, Inc.                                                              284,067,596 *
                                                                                           ---------------
                  INSURANCE (12.1%)
      1,008,166   AFLAC, Inc.                                                                   40,981,948
      1,048,353   American International Group, Inc.                                            53,308,750
      3,897,252   Progressive Corp.                                                            355,702,190
                                                                                           ---------------
                  TOTAL INSURANCE                                                              449,992,888
                                                                                           ---------------
                  MEDIA--BROADCASTING & PUBLISHING (6.1%)
      1,868,308   Pixar, Inc.                                                                   85,456,408*+
      5,074,201   XM Satellite Radio Holdings, Inc.                                            140,758,336*+
                                                                                           ---------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                       226,214,744
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  RETAIL (16.4%)
      7,043,468   Amazon.com, Inc.                                                         $   227,926,624*+
      6,958,828   eBay, Inc.                                                                   220,803,612 *
      2,032,173   Walgreen Co.                                                                  87,505,369 +
      1,503,187   Wal-Mart Stores, Inc.                                                         70,860,235
                                                                                           ---------------
                  TOTAL RETAIL                                                                 607,095,840
                                                                                           ---------------
                  TELECOMMUNICATIONS (4.9%)
      5,229,496   Qualcomm, Inc.                                                               182,457,115
                                                                                           ---------------
                  TOTAL COMMON STOCK (COST: $3,103,480,209) (99.1%)                          3,678,320,935
                                                                                           ---------------

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------------------
$     9,775,663   American Beacon Funds, 2.837%, due 05/02/05                                    9,775,663**
        271,495   Bank of America, 2.77%, due 06/01/05                                             271,495**
     18,026,811   Bank of America, 2.8%, due 06/09/05                                           18,026,811**
      7,331,747   Bank of America, 2.82%, due 05/16/05                                           7,331,747**
      7,331,747   Bank of Montreal, 2.938%, due 05/04/05                                         7,331,747**
     10,362,202   Bank of Nova Scotia, 2.88%, due 05/11/05                                      10,362,202**
      5,530,064   Bank of Nova Scotia, 2.88%, due 05/16/05                                       5,530,064**
     19,551,325   Bank of Nova Scotia, 3.01%, due 05/31/05                                      19,551,325**
     12,219,578   Barclays Bank PLC, 2.95%, due 06/14/05                                        12,219,578**
      4,887,831   Bear Stearns Companies, Inc., 3.135%, due 09/08/05                             4,887,831**
     51,706,015   BGI Institutional Money Market Fund, 2.927%, due 05/02/05                     51,706,015**
      5,864,012   BNP Paribas, 2.93%, due 06/07/05                                               5,864,012**
      4,887,831   Branch Banker & Trust Co., 2.935%, due 06/06/05                                4,887,831**
     17,107,409   Calyon, 2.925%, due 06/03/05                                                  17,107,409**
      9,775,663   Canadian Imperial Bank of Commerce, 2.85%, due 05/12/05                        9,775,663**
      6,192,264   Citigroup, Inc., 3.03%, due 07/06/05                                           6,192,264**
      4,892,415   Citigroup, Inc., 3.1%, due 07/25/05                                            4,892,415**
      2,443,916   Credit Suisse First Boston Corp., 2.88%, due 09/09/05                          2,443,916**
      2,443,916   Credit Suisse First Boston Corp., 3.055%, due 03/10/06                         2,443,916**
      2,879,834   Den Danske Bank, 2.8%, due 05/06/05                                            2,879,834**
     33,579,401   Den Danske Bank, 2.93%, due 05/02/05                                          33,579,401**
      9,775,663   Dexia Group, 2.8%, due 05/05/05                                                9,775,663**
      4,903,020   Dexia Group, 3.01%, due 06/22/05                                               4,903,020**
      7,118,442   Fairway Finance Corp., 3.011%, due 05/05/05                                    7,118,442**
     12,219,578   Fortis Bank, 2.97%, due 06/13/05                                              12,219,578**
      4,838,953   Fortis Bank, 3%, due 05/24/05                                                  4,838,953**
     16,036,600   Fortis Bank, 3.01%, due 06/24/05                                              16,036,600**
     35,646,909   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05                 35,646,909
     14,804,801   J.P. Morgan Chase & Co., 2.8%, due 05/06/05                                   14,804,801**
      3,861,528   Merrill Lynch Premier Institutional Fund, 2.652%, due 05/02/05                 3,861,528**
      4,818,113   Merrimac Cash Fund--Premium Class, 2.742%, due 05/02/05                        4,818,113**
      4,887,831   Nordea Bank Finland PLC (NY Branch), 2.99%, due 06/21/05                       4,887,831**
     12,268,456   Royal Bank of Scotland, 2.87%, due 05/10/05                                   12,268,456**
     12,024,065   Royal Bank of Scotland, 2.94%, due 06/07/05                                   12,024,065**

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                        VALUE
----------------------------------------------------------------------------------------------------------
$     9,445,352   Royal Bank of Scotland, 2.95%, due 06/10/05                              $     9,445,352**
     16,178,532   Sheffiled Receivables Corp., 2.947%, due 05/20/05                             16,178,532**
      2,101,767   Svenska Handlesbanken, 2.9%, due 05/17/05                                      2,101,767**
     23,103,482   Toronto Dominion Bank, 2.75%, due 05/09/05                                    23,103,482**
      4,368,310   UBS AG, 2.805%, due 05/03/05                                                   4,368,310**
      9,775,663   Wells Fargo & Co., 3%, due 05/27/05                                            9,775,663**
                                                                                           ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $445,238,204) (12.0%)                    445,238,204
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $3,548,718,413) (111.1%)                          4,123,559,139
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 11.1%)                             (411,980,626)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $ 3,711,578,513
                                                                                           ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
     * NON-INCOME PRODUCING.
    ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
     + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

Investments by Industry (Unaudited)                               April 30, 2005

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS
----------------------------------------------------------------------------------
Automotive                                                                 0.8%
Banking & Financial Services                                               2.0
Biological Products                                                        3.5
Computer Services                                                         23.4
Computer Software                                                          5.0
Education                                                                  4.4
Electrical Equipment                                                       2.1
Electronics                                                                6.9
Food Retailers                                                             3.8
Healthcare                                                                 7.7
Insurance                                                                 12.1
Media--Broadcasting & Publishing                                           6.1
Retail                                                                    16.4
Telecommunications                                                         4.9
Short-Term Investments                                                    12.0
                                                                         -----
     Total                                                               111.1%
                                                                         =====

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

U.S. EQUITIES

TCW GALILEO SMALL CAP GROWTH FUND

Schedule of Investments (Unaudited)

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  ADVERTISING (3.2% OF NET ASSETS)
         27,800   Monster Worldwide, Inc.                                                  $       639,678 *
         41,000   ValueClick, Inc.                                                                 424,760*+
         44,710   Ventiv Health, Inc.                                                              932,204 *
                                                                                           ---------------
                  TOTAL ADVERTISING                                                              1,996,642
                                                                                           ---------------
                  AEROSPACE/DEFENSE (2.1%)
         57,300   Cogent, Inc.                                                                   1,289,250 *
                                                                                           ---------------
                  BANKING & FINANCIAL SERVICES (4.7%)
         17,600   East West Bancorp, Inc.                                                          565,312
         29,000   Jackson Hewitt Tax Service, Inc.                                                 534,180
         18,200   SEI Investments Co.                                                              597,142
         50,130   Signature Bank                                                                 1,234,702 *
                                                                                           ---------------
                  TOTAL BANKING & FINANCIAL SERVICES                                             2,931,336
                                                                                           ---------------
                  BEVERAGES, FOOD & TOBACCO (0.6%)
         14,900   Peet's Coffee & Tea, Inc.                                                        376,970*+
                                                                                           ---------------
                  COMMERCIAL SERVICES (17.8%)
         12,200   51job, Inc. (ADR)                                                                207,766*+
         29,900   Advisory Board Co.                                                             1,216,930 *
         23,600   Alliance Data Systems Corp.                                                      953,440 *
         20,300   Bright Horizons Family Solutions, Inc.                                           687,967 *
         49,425   Corporate Executive Board Co.                                                  3,248,705
         17,400   Ctrip.com International, Ltd. (ADR)                                              763,512*+
         20,300   Gen-Probe, Inc.                                                                1,018,857 *
         43,560   Resources Connection, Inc.                                                       832,432*+
         29,000   Sina Corp.                                                                       796,630*+
         11,500   Strayer Education, Inc.                                                        1,233,720
                                                                                           ---------------
                  TOTAL COMMERCIAL SERVICES                                                     10,959,959
                                                                                           ---------------
                  COMPUTER SERVICES (15.4%)
         10,100   CheckFree Corp.                                                                  370,468 *
         52,100   Cognizant Technology Solutions Corp.                                           2,188,721 *
         18,200   F5 Networks, Inc.                                                                779,142 *
         12,200   InfoSpace, Inc.                                                                  378,078 *
         19,600   Macromedia, Inc.                                                                 776,356 *
         19,600   Mercury Interactive Corp.                                                        810,068 *
         25,000   Netease.com, Inc. (ADR)                                                        1,234,750*+
         44,100   Salesforce.com, Inc.                                                             638,568*+
         10,800   SRA International, Inc., Class A                                                 705,780 *
         43,630   WebEx Communications, Inc.                                                       952,007*+
         12,100   Websense, Inc.                                                                   641,905 *
                                                                                           ---------------
                  TOTAL COMPUTER SERVICES                                                        9,475,843
                                                                                           ---------------
                  COMPUTER SOFTWARE (5.7%)
         31,800   Navteq Corp.                                                                   1,158,156 *
        141,490   Opsware, Inc.                                                                    676,322 *

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  COMPUTER SOFTWARE (CONTINUED)
        114,900   Red Hat, Inc.                                                            $     1,235,175*+
         25,700   Witness Systems, Inc.                                                            452,577 *
                                                                                           ---------------
                  TOTAL COMPUTER SOFTWARE                                                        3,522,230
                                                                                           ---------------
                  ELECTRICAL EQUIPMENT (0.6%)
         10,100   Varian Semiconductor Equipment Associates, Inc.                                  376,629 *
                                                                                           ---------------
                  ELECTRONICS (6.8%)
         16,900   Cymer, Inc.                                                                      418,951 *
         28,100   Marvell Technology Group, Ltd.                                                   940,788*+
         31,100   Maxim Integrated Products, Inc.                                                1,163,140
         34,200   PLX Technology, Inc.                                                             307,458 *
         10,000   Semtech Corp.                                                                    168,900 *
         20,645   Silicon Laboratories, Inc.                                                       524,383*+
         57,600   SiRF Technology Holdings, Inc.                                                   657,216 *
                                                                                           ---------------
                  TOTAL ELECTRONICS                                                              4,180,836
                                                                                           ---------------
                  ENERGY & OIL SERVICES (3.0%)
         21,700   FMC Technologies, Inc.                                                           658,161 *
         13,900   Forest Oil Corp.                                                                 535,567 *
         17,235   Patina Oil & Gas Corp.                                                           661,824
                                                                                           ---------------
                  TOTAL ENERGY & OIL SERVICES                                                    1,855,552
                                                                                           ---------------
                  ENTERTAINMENT & LEISURE (1.0%)
         31,902   Marvel Enterprises, Inc.                                                         625,279*+
                                                                                           ---------------
                  FINANCIAL SERVICES (1.9%)
         32,500   CapitalSource, Inc.                                                              682,500*+
         12,300   The First Marblehead Corp.                                                       473,919*+
                                                                                           ---------------
                  TOTAL FINANCIAL SERVICES                                                       1,156,419
                                                                                           ---------------
                  HEALTHCARE (1.5%)
         19,700   Affymetrix, Inc.                                                                 908,367 *
                                                                                           ---------------
                  HEAVY MACHINERY (1.8%)
         16,900   Bucyrus International, Inc., Class A                                             658,086
         14,900   Dril-Quip, Inc.                                                                  434,335 *
                                                                                           ---------------
                  TOTAL HEAVY MACHINERY                                                          1,092,421
                                                                                           ---------------
                  INDUSTRIAL--DIVERSIFIED (1.1%)
         25,000   MSC Industrial Direct Co.                                                        671,750
                                                                                           ---------------
                  INSURANCE (1.9%)
         20,300   Centene Corp.                                                                    565,355 *
         38,600   National Interstate Corp.                                                        584,790 *
                                                                                           ---------------
                  TOTAL INSURANCE                                                                1,150,145
                                                                                           ---------------
                  LODGING (1.8%)
         17,600   Four Seasons Hotels, Inc.                                                      1,117,072 +
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  MEDIA--BROADCASTING & PUBLISHING (1.5%)
         51,400   Westwood One, Inc.                                                       $       940,620 *
                                                                                           ---------------
                  MEDICAL SUPPLIES (7.3%)
         10,645   Conceptus, Inc.                                                                   65,041*+
         35,800   Foxhollow Technologies, Inc.                                                   1,109,442*+
          4,932   Inamed Corp.                                                                     300,063 *
         79,215   IntraLase Corp.                                                                1,324,475 *
         25,000   Kyphon, Inc.                                                                     653,750*+
         26,670   Ventana Medical Systems, Inc.                                                  1,061,999 *
                                                                                           ---------------
                  TOTAL MEDICAL SUPPLIES                                                         4,514,770
                                                                                           ---------------
                  OIL & GAS (1.9%)
         11,285   Bill Barrett Corp.                                                               300,632 *
          9,500   National-Oilwell, Inc.                                                           377,530 *
         15,045   Plains Exploration & Production Co.                                              484,148 *
                                                                                           ---------------
                  TOTAL OIL & GAS                                                                1,162,310
                                                                                           ---------------
                  PHARMACEUTICALS (9.8%)
         31,790   Barrier Therapeutics, Inc.                                                       546,470 *
         54,700   Cubist Pharmaceuticals, Inc.                                                     495,035 *
         28,900   Cypress Bioscience, Inc.                                                         297,670 *
         35,800   Encysive Pharmaceuticals, Inc.                                                   349,408 *
         21,600   ID Biomedical Corp.                                                              347,760*+
         34,500   Keryx Biopharmaceuticals, Inc.                                                   499,905 *
         14,200   MGI Pharma, Inc.                                                                 313,110 *
         32,500   Nektar Therapeutics                                                              463,450 *
         18,300   Neurocrine Biosciences, Inc.                                                     639,768 *
         33,700   Nuvelo, Inc.                                                                     196,471 *
         23,770   Onyx Pharmaceuticals, Inc.                                                       734,255*+
         12,000   Pharmion Corp.                                                                   277,200 *
         37,100   Vicuron Pharmaceuticals, Inc.                                                    606,585 *
         97,500   Vion Pharmaceuticals, Inc.                                                       262,275 *
                                                                                           ---------------
                  TOTAL PHARMACEUTICALS                                                          6,029,362
                                                                                           ---------------
                  RESTAURANTS (1.8%)
         35,700   Buffalo Wild Wings, Inc.                                                       1,085,994*+
                                                                                           ---------------
                  RETAIL (3.3%)
         22,300   Petsmart, Inc.                                                                   594,295 +
          9,500   Tractor Supply Co.                                                               382,090 *
         16,900   Urban Outfitters, Inc.                                                           748,670 *
         10,100   Williams-Sonoma, Inc.                                                            338,249 *
                                                                                           ---------------
                  TOTAL RETAIL                                                                   2,063,304
                                                                                           ---------------
                  TELECOMMUNICATIONS (2.7%)
         43,350   Western Wireless Corp.                                                         1,698,887*+
                                                                                           ---------------
                  TEXTILES, CLOTHING & FABRICS (0.8%)
         21,600   Warnaco Group, Inc.                                                              485,136 *
                                                                                           ---------------
                  TOTAL COMMON STOCK (COST: $51,345,322) (100.0%)                               61,667,083
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                        VALUE
----------------------------------------------------------------------------------------------------------
$       337,094   American Beacon Funds, 2.837%, due 05/02/05                              $       337,094**
          9,362   Bank of America, 2.77%, due 06/01/05                                               9,362**
        621,618   Bank of America, 2.8%, due 06/09/05                                              621,618**
        252,820   Bank of America, 2.82%, due 05/16/05                                             252,820**
        252,820   Bank of Montreal, 2.938%, due 05/04/05                                           252,820**
        357,320   Bank of Nova Scotia, 2.88%, due 05/11/05                                         357,320**
        190,693   Bank of Nova Scotia, 2.88%, due 05/16/05                                         190,693**
        674,188   Bank of Nova Scotia, 3.01%, due 05/31/05                                         674,188**
        421,367   Barclays Bank PLC, 2.95%, due 06/14/05                                           421,367**
        168,547   Bear Stearns Companies, Inc., 3.135%, due 09/08/05                               168,547**
      1,782,977   BGI Institutional Money Market Fund, 2.927%, due 05/02/05                      1,782,977**
        202,209   BNP Paribas, 2.93%, due 06/07/05                                                 202,209**
        168,547   Branch Banker & Trust Co., 2.935%, due 06/06/05                                  168,547**
        589,914   Calyon, 2.925%, due 06/03/05                                                     589,914**
        337,094   Canadian Imperial Bank of Commerce, 2.85%, due 05/12/05                          337,094**
        168,705   Citigroup, Inc., 3.03%, due 07/06/05                                             168,705**
        213,528   Citigroup, Inc., 3.1%, due 07/25/05                                              213,528**
         84,273   Credit Suisse First Boston Corp., 2.88%, due 09/09/05                             84,273**
         84,273   Credit Suisse First Boston Corp., 3.055%, due 03/10/06                            84,273**
         99,305   Den Danske Bank, 2.8%, due 05/06/05                                               99,305**
      1,157,918   Den Danske Bank, 2.93%, due 05/02/05                                           1,157,918**
        169,071   Dexia Group, 2.8%, due 05/05/05                                                  169,071**
        337,094   Dexia Group, 3.01%, due 06/22/05                                                 337,094**
        245,465   Fairway Finance Corp., 3.011%, due 05/05/05                                      245,465**
        552,990   Fortis Bank, 2.97%, due 06/13/05                                                 552,990**
        166,861   Fortis Bank, 3%, due 05/24/05                                                    166,861**
        421,367   Fortis Bank, 3.01%, due 06/24/05                                                 421,367**
        510,514   J.P. Morgan Chase & Co., 2.8%, due 05/06/05                                      510,514**
        133,157   Merrill Lynch Premier Institutional Fund, 2.652%, due 05/02/05                   133,157**
        166,143   Merrimac Cash Fund--Premium Class, 2.742%, due 05/02/05                          166,143**
        168,547   Nordea Bank Finland PLC (NY Branch), 2.99%, due 06/21/05                         168,547**
        423,053   Royal Bank of Scotland, 2.87%, due 05/10/05                                      423,053**
        414,625   Royal Bank of Scotland, 2.94%, due 06/07/05                                      414,625**
        325,704   Royal Bank of Scotland, 2.95%, due 06/10/05                                      325,704**
        557,884   Sheffiled Receivables Corp., 2.947%, due 05/20/05                                557,884**
         72,475   Svenska Handlesbanken, 2.9%, due 05/17/05                                         72,475**
        796,677   Toronto Dominion Bank, 2.75%, due 05/09/05                                       796,677**
        150,632   UBS AG, 2.805%, due 05/03/05                                                     150,632**
        337,094   Wells Fargo & Co., 3%, due 05/27/05                                              337,094**
                                                                                           ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $14,123,925) (22.9%)                      14,123,925
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $65,469,247) (122.9%)                                75,791,008
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 22.9%)                              (14,128,852)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $    61,662,156
                                                                                           ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR  - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN-BASED CORPORATION HELD
       IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
       GAINS.
     * NON-INCOME PRODUCING.
    ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
     + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

Investments by Industry (Unaudited)

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS
----------------------------------------------------------------------------------
Advertising                                                                3.2%
Aerospace/Defense                                                          2.1
Banking & Financial Services                                               4.7
Beverages, Food & Tobacco                                                  0.6
Commercial Services                                                       17.8
Computer Services                                                         15.4
Computer Software                                                          5.7
Electrical Equipment                                                       0.6
Electronics                                                                6.8
Energy & Oil Services                                                      3.0
Entertainment & Leisure                                                    1.0
Financial Services                                                         1.9
Healthcare                                                                 1.5
Heavy Machinery                                                            1.8
Industrial--Diversified                                                    1.1
Insurance                                                                  1.9
Lodging                                                                    1.8
Media--Broadcasting & Publishing                                           1.5
Medical Supplies                                                           7.3
Oil & Gas                                                                  1.9
Pharmaceuticals                                                            9.8
Restaurants                                                                1.8
Retail                                                                     3.3
Telecommunications                                                         2.7
Textiles, Clothing & Fabrics                                               0.8
Short-Term Investments                                                    22.9
                                                                         -----
     Total                                                               122.9%
                                                                         =====

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

U.S. EQUITIES

TCW GALILEO VALUE ADDED FUND

Schedule of Investments (Unaudited)                               April 30, 2005

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  AEROSPACE/DEFENSE (0.9% OF NET ASSETS)
         13,910   AAR Corp.                                                                $       204,894 *
            100   Heico Corp.                                                                        1,898
          5,445   Heico Corp., Class A                                                              82,764
                                                                                           ---------------
                  TOTAL AEROSPACE/DEFENSE                                                          289,556
                                                                                           ---------------
                  AUTOMOTIVE (2.5%)
          3,100   Adesa, Inc.                                                                       74,989
         11,470   Federal Signal Corp.                                                             160,924 +
         12,920   Monaco Coach Corp.                                                               183,206
          8,110   Smith (A.O.) Corp.                                                               231,135
          5,100   Winnebago Industries, Inc.                                                       148,614 +
                                                                                           ---------------
                  TOTAL AUTOMOTIVE                                                                 798,868
                                                                                           ---------------
                  BANKING & FINANCIAL SERVICES (5.2%)
          9,635   BankUnited Financial Corp., Class A                                              230,084
          7,795   Chittenden Corp.                                                                 195,732
         16,897   First Niagara Financial Group, Inc.                                              211,888
         14,670   Flushing Financial Corp.                                                         240,001
          7,743   Fulton Financial Corp.                                                           161,442
         17,785   NewAlliance Bancshares, Inc.                                                     232,983
         18,055   Provident Financial Services, Inc.                                               306,754
          3,785   Washington Trust Bancorp, Inc.                                                    92,013
                                                                                           ---------------
                  TOTAL BANKING & FINANCIAL SERVICES                                             1,670,897
                                                                                           ---------------
                  BUILDING MATERIALS (1.0%)
          3,920   EMCOR Group, Inc.                                                                175,146 *
         18,900   Quanta Services, Inc.                                                            150,822*+
                                                                                           ---------------
                  TOTAL BUILDING MATERIALS                                                         325,968
                                                                                           ---------------
                  CHEMICALS (4.3%)
          7,950   Applied Films Corp.                                                              190,084 *
          6,570   Cambrex Corp.                                                                    124,830 +
         14,725   Crompton Corp.                                                                   206,886 +
         14,905   Ferro Corp.                                                                      270,079
          6,620   HB Fuller Co.                                                                    200,718
          9,320   MacDermid, Inc.                                                                  282,862
          2,885   Quaker Chemical Corp.                                                             56,229
          5,100   Wellman, Inc.                                                                     54,876
                                                                                           ---------------
                  TOTAL CHEMICALS                                                                1,386,564
                                                                                           ---------------
                  COMMERCIAL SERVICES (7.0%)
         17,340   Bowne & Co., Inc.                                                                225,767
          8,485   CDI Corp.                                                                        187,603
         10,410   Corinthian Colleges, Inc.                                                        147,926*+
          7,400   Dycom Industries, Inc.                                                           172,124 *
         10,085   FTI Consulting, Inc.                                                             222,677*+
         17,600   Hexcel Corp.                                                                     288,640 *
         28,500   Input/Output, Inc.                                                               172,140*+

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                                       63

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  COMMERCIAL SERVICES (CONTINUED)
         12,355   Pegasus Solutions, Inc.                                                  $       132,075 *
         34,280   PRG-Schultz International, Inc.                                                  163,516 *
         11,400   Rent-Way, Inc.                                                                    88,920 *
          7,970   Reynolds & Reynolds Co., Class A                                                 210,169
          9,170   Sotheby's Holdings, Inc.                                                         150,205 *
          5,075   Volt Information Sciences, Inc.                                                  100,383 *
                                                                                           ---------------
                  TOTAL COMMERCIAL SERVICES                                                      2,262,145
                                                                                           ---------------
                  COMMUNICATIONS (1.5%)
         18,260   Newport Corp.                                                                    251,075 *
         46,870   REMEC, Inc.                                                                      232,006 *
                                                                                           ---------------
                  TOTAL COMMUNICATIONS                                                             483,081
                                                                                           ---------------
                  COMPUTER SERVICES (2.7%)
         24,525   BISYS Group, Inc.                                                                346,293 *
         20,470   Cray, Inc.                                                                        43,806 *
          5,455   Electro Rent Corp.                                                                65,678 *
         16,255   InFocus Corp.                                                                     58,518 *
          7,400   Ingram Micro, Inc.                                                               123,284 *
          4,400   Keane, Inc.                                                                       52,360 *
         37,065   Maxtor Corp.                                                                     179,765 *
                                                                                           ---------------
                  TOTAL COMPUTER SERVICES                                                          869,704
                                                                                           ---------------
                  COMPUTER SOFTWARE (4.0%)
         13,305   Aspen Technologies, Inc.                                                          59,872 *
         19,835   Computer Task Group, Inc.                                                         62,679 *
         15,005   E.piphany, Inc.                                                                   46,065 *
         10,100   Evans & Sutherland Computer Corp.                                                 58,479 *
          7,670   Gartner, Inc., Class A                                                            64,735 *
         15,940   Gerber Scientific, Inc.                                                          112,855 *
         10,482   Interwoven, Inc.                                                                  80,921 *
         13,585   Magma Design Automation, Inc.                                                     83,412 *
         70,137   Manugistics Group, Inc.                                                          115,025 *
         13,305   NetIQ Corp.                                                                      142,630 *
         48,135   Parametric Technology Corp.                                                      256,078 *
         24,465   Phoenix Technologies, Ltd.                                                       197,922 *
         30,215   Technology Solutions Co.                                                          19,942 *
                                                                                           ---------------
                  TOTAL COMPUTER SOFTWARE                                                        1,300,615
                                                                                           ---------------
                  COSMETICS & HOUSEHOLD PRODUCTS (0.5%)
          6,685   Nu Skin Enterprises, Inc., Class A                                               147,070
                                                                                           ---------------
                  ELECTRIC UTILITIES (0.7%)
         17,700   Veeco Instruments, Inc.                                                          235,587 *
                                                                                           ---------------
                  ELECTRICAL EQUIPMENT (4.2%)
         16,405   Electro Scientific Industries, Inc.                                              271,175 *
         20,690   GrafTech International, Ltd.                                                      78,829 *
         35,120   Merix Corp.                                                                      276,043 *

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                                       64

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  ELECTRICAL EQUIPMENT (CONTINUED)
          6,635   Regal-Beloit Corp.                                                       $       175,496
          9,670   Varian Semiconductor Equipment Associates, Inc.                                  360,594 *
         16,770   Woodhead Industries, Inc.                                                        194,700
                                                                                           ---------------
                  TOTAL ELECTRICAL EQUIPMENT                                                     1,356,837
                                                                                           ---------------
                  ELECTRONICS (20.0%)
         12,070   Adaptec, Inc.                                                                     44,176 *
        108,940   Agere Systems, Inc., Class A                                                     127,460 *
         17,500   AMIS Holdings, Inc.                                                              197,050 *
          5,150   Analogic Corp.                                                                   214,806
         12,955   ATMI, Inc.                                                                       296,864 *
          3,685   Barnes Group, Inc.                                                               105,944
         17,640   Belden CDT, Inc.                                                                 323,518 +
         11,685   Coherent, Inc.                                                                   374,855 *
          7,020   CommScope, Inc.                                                                   99,122*+
         18,840   CTS Corp.                                                                        198,762
         22,590   Exar Corp.                                                                       286,667 *
         16,255   FEI Co.                                                                          293,078 *
         27,525   FSI International, Inc.                                                           90,832 *
         10,218   Helix Technology Corp.                                                           123,076 +
         30,225   Integrated Device Technology, Inc.                                               323,407 *
         11,050   Keithley Instruments, Inc.                                                       153,484
         67,485   KEMET Corp.                                                                      421,781 *
         65,525   Lattice Semiconductor Corp.                                                      298,794 *
         20,200   MagneTek, Inc.                                                                    73,124 *
          5,735   Maxwell Technologies, Inc.                                                        44,332 *
         37,430   MKS Instruments, Inc.                                                            553,964 *
         36,895   Mykrolis Corp.                                                                   470,411 *
         14,755   Planar Systems, Inc.                                                             113,761 *
          5,385   Powell Industries, Inc.                                                           97,415 *
          9,720   SBS Technologies, Inc.                                                            91,465 *
         22,255   Triquint Semiconductor, Inc.                                                      65,875 *
          7,535   Varian, Inc.                                                                     249,936 *
         38,686   Vishay Intertechnology, Inc.                                                     413,553 *
         29,310   Zoran Corp.                                                                      310,100 *
                                                                                           ---------------
                  TOTAL ELECTRONICS                                                              6,457,612
                                                                                           ---------------
                  ENTERTAINMENT & LEISURE (0.4%)
          6,245   Intrawest Corp.                                                                  125,774
                                                                                           ---------------
                  FOODS, HOTELS & RESTAURANTS (0.5%)
         12,805   La Quinta Corp.                                                                  111,403 *
          3,685   The Steak & Shake Company                                                         66,625 *
                                                                                           ---------------
                  TOTAL FOODS, HOTELS & RESTAURANTS                                                178,028
                                                                                           ---------------
                  HEAVY MACHINERY (2.4%)
         15,005   Insituform Technologies, Inc., Class A                                           223,725 *
          7,570   Kaydon Corp.                                                                     207,721 +

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                                       65

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  HEAVY MACHINERY (CONTINUED)
         11,060   NN, Inc.                                                                 $       138,803
         12,520   Ultratech, Inc.                                                                  199,318 *
                                                                                           ---------------
                  TOTAL HEAVY MACHINERY                                                            769,567
                                                                                           ---------------
                  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (2.2%)
          6,335   Ethan Allen Interiors, Inc.                                                      190,874
          7,570   Herman Miller, Inc.                                                              216,502 +
         13,355   Select Comfort Corp.                                                             295,413 *
                                                                                           ---------------
                  TOTAL HOME CONSTRUCTION, FURNISHINGS & APPLIANCES                                702,789
                                                                                           ---------------
                  INDUSTRIAL--DIVERSIFIED (0.2%)
          7,245   Lydall, Inc.                                                                      64,770 *
                                                                                           ---------------
                  INSURANCE (3.4%)
          9,900   Aspen Insurance Holdings, Ltd.                                                   270,270
          3,670   Midland Co. (The)                                                                115,238
          5,690   NYMAGIC, Inc.                                                                    129,447
         11,625   ProCentury Corp.                                                                 126,712
          4,385   RLI Corp.                                                                        188,116
         24,285   USI Holdings Corp.                                                               275,392*+
                                                                                           ---------------
                  TOTAL INSURANCE                                                                1,105,175
                                                                                           ---------------
                  MACHINERY (4.5%)
         43,215   Axcelis Technologies, Inc.                                                       268,365 *
         22,025   Brooks Automation, Inc.                                                          283,241 *
         12,170   Flowserve Corp.                                                                  337,839*+
          2,485   Gardner Denver, Inc.                                                              90,802 *
          8,740   Kaman Corp.                                                                      112,571
         30,380   Kulicke & Soffa Industries, Inc.                                                 155,242 *
          4,900   Nordson Corp.                                                                    157,878
          1,920   Standex International Corp.                                                       50,304
                                                                                           ---------------
                  TOTAL MACHINERY                                                                1,456,242
                                                                                           ---------------
                  MEDIA--BROADCASTING & PUBLISHING (2.5%)
         23,730   Alloy, Inc.                                                                      109,870 *
         11,370   Cumulus Media, Inc.                                                              147,583 *
          4,885   Journal Register Co.                                                              77,281 *
          7,385   Scholastic Corp.                                                                 257,367 *
         11,520   Westwood One, Inc.                                                               210,816 *
                                                                                           ---------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                           802,917
                                                                                           ---------------
                  MEDICAL SUPPLIES (3.2%)
         34,795   Credence Systems Corp.                                                           218,861*+
          4,185   Excel Technology, Inc.                                                            87,843 *
          8,986   LeCroy Corp.                                                                     118,256 *
         59,300   LTX Corp.                                                                        227,712 *
          5,685   Priority Healthcare Corp., Class B                                               129,504 *
         11,420   Zoll Medical Corp.                                                               259,691 *
                                                                                           ---------------
                  TOTAL MEDICAL SUPPLIES                                                         1,041,867
                                                                                           ---------------

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                                       66

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  METALS (1.8%)
          6,155   CIRCOR International, Inc.                                               $       146,551
          6,710   Ladish Co., Inc.                                                                  80,856 *
          7,465   Material Sciences Corp.                                                           91,596 *
         11,070   RTI International Metals, Inc.                                                   248,964 *
                                                                                           ---------------
                  TOTAL METALS                                                                     567,967
                                                                                           ---------------
                  OFFICE EQUIPMENT & SUPPLIES (0.9%)
         22,425   Steelcase, Inc.                                                                  294,665
                                                                                           ---------------
                  OIL & GAS (2.7%)
         20,240   Pride International, Inc.                                                        451,352 *
         10,955   Rowan Companies, Inc.                                                            290,636
          3,700   W&T Offshore, Inc.                                                                74,185
          6,070   Warren Resources, Inc.                                                            51,959 *
                                                                                           ---------------
                  TOTAL OIL & GAS                                                                  868,132
                                                                                           ---------------
                  PAPER & FOREST PRODUCTS (0.6%)
         10,020   Interpool, Inc.                                                                  199,799
                                                                                           ---------------
                  PHARMACEUTICALS (1.1%)
         11,670   NBTY, Inc.                                                                       248,804 *
          6,600   Perrigo Co.                                                                      120,912
                                                                                           ---------------
                  TOTAL PHARMACEUTICALS                                                            369,716
                                                                                           ---------------
                  POLLUTION CONTROL (0.7%)
         16,400   Tetra Tech, Inc.                                                                 173,676 *
          3,855   TRC Companies, Inc.                                                               53,276 *
                                                                                           ---------------
                  TOTAL POLLUTION CONTROL                                                          226,952
                                                                                           ---------------
                  RESTAURANTS (0.8%)
         11,075   California Pizza Kitchen, Inc.                                                   252,510 *
                                                                                           ---------------
                  RETAIL (12.1%)
         20,925   1-800-FLOWERS.COM, Inc.                                                          140,198 *
         12,830   Ann Taylor Stores, Inc.                                                          314,207*+
         25,685   Bell Microproducts, Inc.                                                         205,480 *
         19,440   Callaway Golf Co.                                                                209,563
         11,100   Christopher & Banks Corp.                                                        173,382
          7,600   Claire's Stores, Inc.                                                            165,832
         12,300   Gymboree Corp.                                                                   140,589 *
         10,885   J. Jill Group, Inc.                                                              136,498 *
          6,300   Kenneth Cole Productions, Inc., Class A                                          188,874
          9,300   Knoll, Inc.                                                                      151,125
         13,870   Oakley, Inc.                                                                     185,165
          7,585   Pacific Sunwear of California, Inc.                                              171,497 *
         14,625   Payless ShoeSource, Inc.                                                         199,778 *
         12,500   Pier 1 Imports, Inc.                                                             181,500 +
         10,905   Restoration Hardware, Inc.                                                        67,720 *
         18,755   Saks, Inc.                                                                       319,585

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                                       67

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  RETAIL (CONTINUED)
          9,970   Talbots, Inc.                                                            $       254,734 +
          9,985   The Sports Authority, Inc.                                                       265,601*+
          6,885   Too, Inc.                                                                        158,424 *
         14,130   ValueVision Media, Inc.                                                          139,887 *
          5,400   Zale Corp.                                                                       145,962 *
                                                                                           ---------------
                  TOTAL RETAIL                                                                   3,915,601
                                                                                           ---------------
                  TELECOMMUNICATIONS (1.5%)
         33,105   C-COR, Inc.                                                                      218,824 *
         13,005   Powerwave Technologies, Inc.                                                      93,896 *
          7,100   Tekelec                                                                           96,631 *
         30,295   WJ Communications, Inc.                                                           60,287 *
                                                                                           ---------------
                  TOTAL TELECOMMUNICATIONS                                                         469,638
                                                                                           ---------------
                  TEXTILES, CLOTHING & FABRICS (1.0%)
          9,270   Russell Corp.                                                                    162,318
          7,320   Warnaco Group, Inc.                                                              164,407 *
                                                                                           ---------------
                  TOTAL TEXTILES, CLOTHING & FABRICS                                               326,725
                                                                                           ---------------
                  TRANSPORTATION (1.4%)
         16,300   Central Freight Lines, Inc.                                                       46,292 *
          9,240   Covenant Transport, Inc.                                                         124,001 *
          4,785   Sirva, Inc.                                                                       33,399 *
          7,000   Trinity Industries, Inc.                                                         163,450 +
          3,685   Wabtec Corp.                                                                      73,700
                                                                                           ---------------
                  TOTAL TRANSPORTATION                                                             440,842
                                                                                           ---------------
                  TOTAL COMMON STOCK (COST: $31,090,895) (98.4%)                                31,764,180
                                                                                           ---------------

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------------------
$        81,471   American Beacon Funds, 2.837%, due 05/02/05                                       81,471**
          2,263   Bank of America, 2.77%, due 06/01/05                                               2,263**
        150,237   Bank of America, 2.8%, due 06/09/05                                              150,237**
         61,103   Bank of America, 2.82%, due 05/16/05                                              61,103**
         61,103   Bank of Montreal, 2.938%, due 05/04/05                                            61,103**
         86,359   Bank of Nova Scotia, 2.88%, due 05/11/05                                          86,359**
         46,088   Bank of Nova Scotia, 2.88%, due 05/16/05                                          46,088**
        162,942   Bank of Nova Scotia, 3.01%, due 05/31/05                                         162,942**
        101,839   Barclays Bank PLC, 2.95%, due 06/14/05                                           101,839**
         40,736   Bear Stearns Companies, Inc., 3.135%, due 09/08/05                                40,736**
        430,922   BGI Institutional Money Market Fund, 2.927%, due 05/02/05                        430,922**
         48,871   BNP Paribas, 2.93%, due 06/07/05                                                  48,871**
         40,736   Branch Banker & Trust Co., 2.935%, due 06/06/05                                   40,736**
        142,574   Calyon, 2.925%, due 06/03/05                                                     142,574**
         81,471   Canadian Imperial Bank of Commerce, 2.85%, due 05/12/05                           81,471**
         51,607   Citigroup, Inc., 3.03%, due 07/06/05                                              51,607**

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                        VALUE
----------------------------------------------------------------------------------------------------------
$        40,774   Citigroup, Inc., 3.1%, due 07/25/05                                      $        40,774**
         20,368   Credit Suisse First Boston Corp., 2.88%, due 09/09/05                             20,368**
         20,368   Credit Suisse First Boston Corp., 3.055%, due 03/10/06                            20,368**
         24,001   Den Danske Bank, 2.8%, due 05/06/05                                               24,001**
        279,853   Den Danske Bank, 2.93%, due 05/02/05                                             279,853**
         81,471   Dexia Group, 2.8%, due 05/05/05                                                   81,471**
         40,862   Dexia Group, 3.01%, due 06/22/05                                                  40,862**
         59,326   Fairway Finance Corp., 3.011%, due 05/05/05                                       59,326**
        101,839   Fortis Bank, 2.97%, due 06/13/05                                                 101,839**
         40,328   Fortis Bank, 3%, due 05/24/05                                                     40,328**
        133,650   Fortis Bank, 3.01%, due 06/24/05                                                 133,650**
      1,129,320   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05                  1,129,320
        123,384   J.P. Morgan Chase & Co., 2.8%, due 05/06/05                                      123,384**
         32,182   Merrill Lynch Premier Institutional Fund, 2.652%, due 05/02/05                    32,182**
         40,154   Merrimac Cash Fund--Premium Class, 2.742%, due 05/02/05                           40,154**
         40,736   Nordea Bank Finland PLC (NY Branch), 2.99%, due 06/21/05                          40,736**
        102,246   Royal Bank of Scotland, 2.87%, due 05/10/05                                      102,246**
        100,209   Royal Bank of Scotland, 2.94%, due 06/07/05                                      100,209**
         78,718   Royal Bank of Scotland, 2.95%, due 06/10/05                                       78,718**
        134,833   Sheffiled Receivables Corp., 2.947%, due 05/20/05                                134,833**
         17,516   Svenska Handlesbanken, 2.9%, due 05/17/05                                         17,516**
        192,546   Toronto Dominion Bank, 2.75%, due 05/09/05                                       192,546**
         36,406   UBS AG, 2.805%, due 05/03/05                                                      36,406**
         81,471   Wells Fargo & Co., 3%, due 05/27/05                                               81,471**
                                                                                           ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $4,542,883) (14.1%)                        4,542,883
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $35,633,778) (112.5%)                                36,307,063
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 12.5%)                               (4,034,481)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $    32,272,582
                                                                                           ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
     * NON-INCOME PRODUCING.
    ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
     + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

Investments by Industry (Unaudited)

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS
----------------------------------------------------------------------------------
Aerospace/Defense                                                          0.9%
Automotive                                                                 2.5
Banking & Financial Services                                               5.2
Building Materials                                                         1.0
Chemicals                                                                  4.3
Commercial Services                                                        7.0
Communications                                                             1.5
Computer Services                                                          2.7
Computer Software                                                          4.0
Cosmetics & Household Products                                             0.5
Electric Utilities                                                         0.7
Electrical Equipment                                                       4.2
Electronics                                                               20.0
Entertainment & Leisure                                                    0.4
Foods, Hotels & Restaurants                                                0.5
Heavy Machinery                                                            2.4
Home Construction, Furnishings & Appliances                                2.2
Industrial--Diversified                                                    0.2
Insurance                                                                  3.4
Machinery                                                                  4.5
Media--Broadcasting & Publishing                                           2.5
Medical Supplies                                                           3.2
Metals                                                                     1.8
Office Equipment & Supplies                                                0.9
Oil & Gas                                                                  2.7
Paper & Forest Products                                                    0.6
Pharmaceuticals                                                            1.1
Pollution Control                                                          0.7
Restaurants                                                                0.8
Retail                                                                    12.1
Telecommunications                                                         1.5
Textiles, Clothing & Fabrics                                               1.0
Transportation                                                             1.4
Short-Term Investments                                                    14.1
                                                                         -----
     Total                                                               112.5%
                                                                         =====

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

U.S. EQUITIES

TCW GALILEO VALUE OPPORTUNITIES FUND

Schedule of Investments (Unaudited)                               April 30, 2005

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  ADVERTISING (1.7% OF NET ASSETS)
      1,490,534   Interpublic Group of Companies, Inc.                                     $    19,168,267 *
                                                                                           ---------------
                  BANKING & FINANCIAL SERVICES (7.5%)
        584,700   Mellon Financial Corp.                                                        16,190,343
      1,050,850   North Fork Bancorporation, Inc.                                               29,581,427
        140,050   People's Bank                                                                  5,816,276
        319,500   Piper Jaffray Companies, Inc.                                                  8,834,175 *
        370,494   TD Banknorth, Inc.                                                            11,411,215 +
        212,000   Zions Bancorp.                                                                14,846,360
                                                                                           ---------------
                  TOTAL BANKING & FINANCIAL SERVICES                                            86,679,796
                                                                                           ---------------
                  BEVERAGES, FOOD & TOBACCO (0.8%)
        424,900   Cott Corp.                                                                     9,513,511*+
                                                                                           ---------------
                  BUILDING MATERIALS (1.5%)
        373,080   EMCOR Group, Inc.                                                             16,669,214 *
                                                                                           ---------------
                  COMMERCIAL SERVICES (1.1%)
        496,755   Reynolds & Reynolds Co., Class A                                              13,099,429
                                                                                           ---------------
                  COMPUTER SERVICES (3.5%)
      1,184,600   Novellus Systems, Inc.                                                        27,755,178
      1,875,900   Unisys Corp.                                                                  12,174,591 *
                                                                                           ---------------
                  TOTAL COMPUTER SERVICES                                                       39,929,769
                                                                                           ---------------
                  COMPUTER SOFTWARE (0.5%)
         85,425   Lexmark International, Inc., Class A                                           5,932,766 *
                                                                                           ---------------
                  ELECTRONICS (20.5%)
      5,991,057   Agere Systems, Inc., Class A                                                   7,009,537 *
      7,983,198   Agere Systems, Inc., Class B                                                   9,420,174 *
        351,900   Anixter International, Inc.                                                   12,992,148*+
        623,530   Arrow Electronics, Inc.                                                       15,176,720*+
      1,467,755   Celestica, Inc.                                                               16,879,183*+
      2,048,600   Cypress Semiconductor Corp.                                                   24,562,714*+
        838,600   Freescale Semiconductor, Inc., Class B                                        15,815,996 *
        810,000   Intersil Corp., Class A                                                       14,142,600
      1,519,580   National Semiconductor Corp.                                                  28,993,586 +
      1,891,120   Teradyne, Inc.                                                                20,840,142*+
        793,500   Thermo Electron Corp.                                                         19,821,630 *
        723,300   Varian, Inc.                                                                  23,991,861 *
      2,395,845   Vishay Intertechnology, Inc.                                                  25,611,583 *
                                                                                           ---------------
                  TOTAL ELECTRONICS                                                            235,257,874
                                                                                           ---------------
                  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (1.4%)
        610,800   Leggett & Platt, Inc.                                                         16,467,168
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  INSURANCE (7.3%)
        477,150   Arthur J. Gallagher & Co.                                                $    13,283,856 +
      1,012,390   Assurant, Inc.                                                                33,499,985
        524,350   Health Net, Inc.                                                              17,843,631*+
        794,900   Old Republic International Corp.                                              18,759,640
                                                                                           ---------------
                  TOTAL INSURANCE                                                               83,387,112
                                                                                           ---------------
                  MACHINERY (7.1%)
        318,500   Cooper Cameron Corp.                                                          17,498,390 *
        594,635   Dover Corp.                                                                   21,620,929
        376,300   Grainger (W.W.), Inc.                                                         20,805,627
        553,000   York International Corp.                                                      21,638,890 +
                                                                                           ---------------
                  TOTAL MACHINERY                                                               81,563,836
                                                                                           ---------------
                  MEDIA--BROADCASTING & PUBLISHING (2.7%)
        478,800   Cox Radio, Inc.                                                                7,526,736 *
        237,550   Entercom Communications Corp.                                                  7,656,237*+
        272,500   Univision Communications, Inc.                                                 7,164,025*+
        499,600   Westwood One, Inc.                                                             9,142,680 *
                                                                                           ---------------
                  TOTAL MEDIA--BROADCASTING & PUBLISHING                                        31,489,678
                                                                                           ---------------
                  MEDICAL SUPPLIES (6.7%)
        325,400   Beckman Coulter, Inc.                                                         21,707,434
        655,800   Edwards Lifesciences Corp.                                                    28,881,432*+
        398,145   Hillenbrand Industries, Inc.                                                  21,985,567
        227,730   PerkinElmer, Inc.                                                              4,213,005
                                                                                           ---------------
                  TOTAL MEDICAL SUPPLIES                                                        76,787,438
                                                                                           ---------------
                  METALS (2.3%)
        378,350   Alliant Techsystems, Inc.                                                     26,174,253*+
                                                                                           ---------------
                  OIL & GAS (1.1%)
        374,600   Ensco International, Inc.                                                     12,211,960
                                                                                           ---------------
                  PHARMACEUTICALS (5.3%)
        159,200   Barr Pharmaceuticals, Inc.                                                     8,256,112*+
        479,400   Charles River Laboratories International, Inc.                                22,709,178*+
        471,600   Par Pharmaceutical Companies, Inc.                                            14,162,148*+
        770,685   Valeant Pharmaceuticals International                                         15,991,714
                                                                                           ---------------
                  TOTAL PHARMACEUTICALS                                                         61,119,152
                                                                                           ---------------
                  RESTAURANTS (1.8%)
        693,100   Darden Restaurants, Inc.                                                      20,793,000
                                                                                           ---------------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

   NUMBER OF
    SHARES        COMMON STOCK                                                                  VALUE
----------------------------------------------------------------------------------------------------------
                  RETAIL (14.2%)
        927,700   Ann Taylor Stores, Inc.                                                  $    22,719,373*+
        348,950   Federated Department Stores, Inc.                                             20,064,625
        856,050   May Department Stores Co.                                                     30,030,234
        728,270   OfficeMax, Inc.                                                               23,654,210 +
        907,700   Talbots, Inc.                                                                 23,191,735 +
        945,100   Tiffany & Co.                                                                 28,494,765 +
        672,100   TJX Companies, Inc.                                                           15,223,065
                                                                                           ---------------
                  TOTAL RETAIL                                                                 163,378,007
                                                                                           ---------------
                  TECHNOLOGY (1.0%)
        289,500   SPX Corp.                                                                     11,200,755 +
                                                                                           ---------------
                  TELECOMMUNICATIONS (1.9%)
      1,814,650   Andrew Corp.                                                                  22,265,756 *
                                                                                           ---------------
                  TEXTILES, CLOTHING & FABRICS (2.0%)
        756,585   Jones Apparel Group, Inc.                                                     23,038,013
                                                                                           ---------------
                  TRANSPORTATION (2.0%)
      1,558,500   Southwest Airlines, Inc.                                                      23,190,480
                                                                                           ---------------
                  TOTAL COMMON STOCK (COST: $1,048,295,691) (93.9%)                          1,079,317,234
                                                                                           ---------------

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS
----------------------------------------------------------------------------------------------------------
$     5,676,201   American Beacon Funds, 2.837%, due 05/02/05                                    5,676,201**
        157,642   Bank of America, 2.77%, due 06/01/05                                             157,642**
     10,467,198   Bank of America, 2.8%, due 06/09/05                                           10,467,198**
      4,257,150   Bank of America, 2.82%, due 05/16/05                                           4,257,150**
      4,257,150   Bank of Montreal, 2.938%, due 05/04/05                                         4,257,150**
      6,016,773   Bank of Nova Scotia, 2.88%, due 05/11/05                                       6,016,773**
      3,211,011   Bank of Nova Scotia, 2.88%, due 05/16/05                                       3,211,011**
     11,352,401   Bank of Nova Scotia, 3.01%, due 05/31/05                                      11,352,401**
      7,095,251   Barclays Bank PLC, 2.95%, due 06/14/05                                         7,095,251**
      2,838,100   Bear Stearns Companies, Inc., 3.135%, due 09/08/05                             2,838,100**
     30,022,898   BGI Institutional Money Market Fund, 2.927%, due 05/02/05                     30,022,898**
      3,404,916   BNP Paribas, 2.93%, due 06/07/05                                               3,404,916**
      2,838,100   Branch Banker & Trust Co., 2.935%, due 06/06/05                                2,838,100**
      9,933,351   Calyon, 2.925%, due 06/03/05                                                   9,933,351**
      5,676,201   Canadian Imperial Bank of Commerce, 2.85%, due 05/12/05                        5,676,201**
      3,595,514   Citigroup, Inc., 3.03%, due 07/06/05                                           3,595,514**
      2,840,762   Citigroup, Inc., 3.1%, due 07/25/05                                            2,840,762**
      1,419,050   Credit Suisse First Boston Corp., 2.88%, due 09/09/05                          1,419,050**
      1,419,050   Credit Suisse First Boston Corp., 3.055%, due 03/10/06                         1,419,050**
      1,672,164   Den Danske Bank, 2.8%, due 05/06/05                                            1,672,164**
     19,497,749   Den Danske Bank, 2.93%, due 05/02/05                                          19,497,749**
      2,846,919   Dexia Group, 2.8%, due 05/05/05                                                2,846,919**
      5,676,201   Dexia Group, 3.01%, due 06/22/05                                               5,676,201**
      4,133,296   Fairway Finance Corp., 3.011%, due 05/05/05                                    4,133,296**

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

  PRINCIPAL
    AMOUNT        SHORT-TERM INVESTMENTS                                                        VALUE
----------------------------------------------------------------------------------------------------------
$     2,809,719   Fortis Bank, 2.97%, due 06/13/05                                         $     2,809,719**
      7,095,251   Fortis Bank, 3%, due 05/24/05                                                  7,095,251**
      9,311,590   Fortis Bank, 3.01%, due 06/24/05                                               9,311,590**
     48,074,034   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05                 48,074,034
      8,596,351   J.P. Morgan Chase & Co., 2.8%, due 05/06/05                                    8,596,351**
      2,242,182   Merrill Lynch Premier Institutional Fund, 2.652%, due 05/02/05                 2,242,182**
      2,797,619   Merrimac Cash Fund--Premium Class, 2.742%, due 05/02/05                        2,797,619**
      2,838,100   Nordea Bank Finland PLC (NY Branch), 2.99%, due 06/21/05                       2,838,100**
      6,981,727   Royal Bank of Scotland, 2.87%, due 05/10/05                                    6,981,727**
      5,484,407   Royal Bank of Scotland, 2.94%, due 06/07/05                                    5,484,407**
      7,123,632   Royal Bank of Scotland, 2.95%, due 06/10/05                                    7,123,632**
      9,394,002   Sheffiled Receivables Corp., 2.947%, due 05/20/05                              9,394,002**
      1,220,383   Svenska Handlesbanken, 2.9%, due 05/17/05                                      1,220,383**
     13,414,947   Toronto Dominion Bank, 2.75%, due 05/09/05                                    13,414,947**
      2,536,442   UBS AG, 2.805%, due 05/03/05                                                   2,536,442**
      5,676,201   Wells Fargo & Co., 3%, due 05/27/05                                            5,676,201**
                                                                                           ---------------
                  TOTAL SHORT-TERM INVESTMENTS (COST: $285,901,635) (24.9%)                    285,901,635
                                                                                           ---------------
                  TOTAL INVESTMENTS (COST: $1,334,197,326) (118.8%)                          1,365,218,869
                  LIABILITIES IN EXCESS OF OTHER ASSETS (- 18.8%)                             (215,761,216)
                                                                                           ---------------
                  NET ASSETS (100.0%)                                                      $ 1,149,457,653
                                                                                           ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
     * NON-INCOME PRODUCING.
    ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
     + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

Investments by Industry (Unaudited)                               April 30, 2005

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS
----------------------------------------------------------------------------------
Advertising                                                                1.7%
Banking & Financial Services                                               7.5
Beverages, Food & Tobacco                                                  0.8
Building Materials                                                         1.5
Commercial Services                                                        1.1
Computer Services                                                          3.5
Computer Software                                                          0.5
Electronics                                                               20.5
Home Construction, Furnishings & Appliances                                1.4
Insurance                                                                  7.3
Machinery                                                                  7.1
Media--Broadcasting & Publishing                                           2.7
Medical Supplies                                                           6.7
Metals                                                                     2.3
Oil & Gas                                                                  1.1
Pharmaceuticals                                                            5.3
Restaurants                                                                1.8
Retail                                                                    14.2
Technology                                                                 1.0
Telecommunications                                                         1.9
Textiles, Clothing & Fabrics                                               2.0
Transportation                                                             2.0
Short-Term Investments                                                    24.9
                                                                         -----
     Total                                                               118.8%
                                                                         =====

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

U.S. EQUITIES

TCW GALILEO FUNDS, INC.

Statements of Assets and Liabilities (Unaudited)                  April 30, 2005

                                                            TCW GALILEO
                                                            AGGRESSIVE       TCW GALILEO     TCW GALILEO    TCW GALILEO
                                                              GROWTH         CONVERTIBLE     DIVERSIFIED      DIVIDEND
                                                             EQUITIES         SECURITIES        VALUE         FOCUSED
                                                               FUND              FUND            FUND           FUND
                                                           ------------      ------------    ------------   ------------
                                                                            DOLLAR AMOUNTS IN THOUSANDS
                                                                             (EXCEPT PER SHARE AMOUNTS)
ASSETS
   Investments, at Value (1)                               $     74,460      $     26,959    $     81,396   $    704,468
   Receivables for Securities Sold                                  166                --             207             --
   Receivables for Fund Shares Sold                                  12                --               2          1,797
   Interest and Dividends Receivable                                 10               105              49          1,295
   Foreign Tax Reclaim Receivable                                    --                --              --             55
                                                           ------------      ------------    ------------   ------------
     Total Assets                                                74,648            27,064          81,654        707,615
                                                           ------------      ------------    ------------   ------------
LIABILITIES
   Payables for Securities Purchased                                 44               438             689         32,464
   Payables for Fund Shares Redeemed                                  4                --              25            361
   Payables Upon Return of Securities Loaned                     12,534             3,503          10,706         48,062
   Accrued Management Fees                                           47                14              30            367
   Other Accrued Expenses                                            55                30              55             97
                                                           ------------      ------------    ------------   ------------
     Total Liabilities                                           12,684             3,985          11,505         81,351
                                                           ------------      ------------    ------------   ------------
NET ASSETS                                                 $     61,964      $     23,079    $     70,149   $    626,264
                                                           ============      ============    ============   ============
NET ASSETS CONSIST OF:
   Paid-in Capital                                         $     98,455      $     38,792    $     64,012   $    612,264
   Undistributed Net Realized Gain (Loss) on Investments        (54,201)          (15,774)          2,381          9,029
   Unrealized Appreciation on Investments                        18,019                98           3,731          4,807
   Undistributed Net Investment Income (Loss)                      (309)              (37)             25            164
                                                           ------------      ------------    ------------   ------------
NET ASSETS                                                 $     61,964      $     23,079    $     70,149   $    626,264
                                                           ============      ============    ============   ============
NET ASSETS ATTRIBUTABLE TO:
   I Class Shares                                          $     42,615      $     23,079    $     47,579   $     43,013
                                                           ============      ============    ============   ============
   N Class Shares                                          $     19,349      $         --    $     22,570   $    583,251
                                                           ============      ============    ============   ============
   K Class Shares                                          $         -- (2)  $         --    $         --   $         --
                                                           ============      ============    ============   ============
CAPITAL SHARES OUTSTANDING:
   I Class                                                    3,860,625         2,793,644       3,633,565      3,899,676
                                                           ============      ============    ============   ============
   N Class                                                    1,794,870                --       1,727,908     52,878,885
                                                           ============      ============    ============   ============
   K Class                                                           13                --              --             --
                                                           ============      ============    ============   ============
NET ASSET VALUE PER SHARE:
   I Class                                                 $      11.04      $       8.26    $      13.09   $      11.03
                                                           ============      ============    ============   ============
   N Class                                                 $      10.78      $         --    $      13.06   $      11.03
                                                           ============      ============    ============   ============
   K Class                                                 $      11.04      $         --    $         --   $         --
                                                           ============      ============    ============   ============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND, THE TCW GALILEO CONVERTIBLE SECURITIES FUND, THE TCW GALILEO DIVERSIFIED VALUE FUND AND THE TCW GALILEO DIVIDEND FOCUSED FUND AT APRIL 30, 2005 WAS $56,441, $26,861, $77,665 AND $699,661, RESPECTIVELY.
(2)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           TCW GALILEO
                                                             FOCUSED         TCW GALILEO       TCW GALILEO    TCW GALILEO
                                                            LARGE CAP           GROWTH            GROWTH        LARGE CAP
                                                              VALUE            EQUITIES          INSIGHTS         CORE
                                                               FUND              FUND              FUND           FUND
                                                           ------------      ------------      ------------   ------------
                                                                             DOLLAR AMOUNTS IN THOUSANDS
                                                                              (EXCEPT PER SHARE AMOUNTS)
ASSETS
   Investments, at Value (1)                               $      2,024      $     11,644      $      1,129   $      1,065
   Receivables for Securities Sold                                   --                45                --             21
   Interest and Dividends Receivable                                  4                --                 1              1
                                                           ------------      ------------      ------------   ------------
     Total Assets                                                 2,028            11,689             1,130          1,087
                                                           ------------      ------------      ------------   ------------
LIABILITIES
   Payables for Securities Purchased                                 --                 8                --             16
   Accrued Management Fees                                           --                 6                --             --
   Other Accrued Expenses                                            23                45                24             49
                                                           ------------      ------------      ------------   ------------
     Total Liabilities                                               23                59                24             65
                                                           ------------      ------------      ------------   ------------
NET ASSETS                                                 $      2,005      $     11,630      $      1,106   $      1,022
                                                           ============      ============      ============   ============
NET ASSETS CONSIST OF:
   Paid-in Capital                                         $      1,827      $     12,110      $      2,710   $      1,002
   Undistributed Net Realized Gain (Loss) on Investments            (20)             (541)           (1,699)             6
   Unrealized Appreciation on Investments                           196               146               103             13
   Undistributed Net Investment Income (Loss)                         2               (85)               (8)             1
                                                           ------------      ------------      ------------   ------------
NET ASSETS                                                 $      2,005      $     11,630      $      1,106   $      1,022
                                                           ============      ============      ============   ============
NET ASSETS ATTRIBUTABLE TO:
   I Class Shares                                          $         -- (2)  $     11,630      $         --   $        511
                                                           ============      ============      ============   ============
   N Class Shares                                          $      2,005      $         -- (2)  $      1,106   $        511
                                                           ============      ============      ============   ============
CAPITAL SHARES OUTSTANDING:
   I Class                                                            9         1,219,321                --         50,122
                                                           ============      ============      ============   ============
   N Class                                                      178,011                10           179,653         50,122
                                                           ============      ============      ============   ============
NET ASSET VALUE PER SHARE:
   I Class                                                 $      11.31      $       9.54      $         --   $      10.19
                                                           ============      ============      ============   ============
   N Class                                                 $      11.26      $       9.54      $       6.16   $      10.19
                                                           ============      ============      ============   ============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO FOCUSED LARGE CAP VALUE FUND, THE TCW GALILEO GROWTH EQUITIES FUND, THE TCW GALILEO GROWTH INSIGHTS FUND AND THE TCW GALILEO LARGE CAP CORE FUND AT APRIL 30, 2005 WAS $1,828, $11,498, $1,026 AND $1,052, RESPECTIVELY.
(2)  AMOUNTS ROUND TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           TCW GALILEO     TCW GALILEO                      TCW GALILEO
                                                            LARGE CAP       LARGE CAP        TCW GALILEO       SELECT
                                                              GROWTH          VALUE          OPPORTUNITY      EQUITIES
                                                               FUND            FUND              FUND           FUND
                                                           ------------    ------------      ------------   ------------
                                                                            DOLLAR AMOUNTS IN THOUSANDS
                                                                             (EXCEPT PER SHARE AMOUNTS)
ASSETS
   Investments, at Value (1)                               $      2,497    $    101,806      $     94,372   $  4,123,559
   Receivable for Securities Sold                                    --              --               209             --
   Receivables for Fund Shares Sold                                  --               6                47          4,631
   Interest and Dividends Receivable                                  2             163                73            128
   Foreign Tax Reclaim Receivable                                    --               7                --             --
                                                           ------------    ------------      ------------   ------------
     Total Assets                                                 2,499         101,982            94,701      4,128,318
                                                           ------------    ------------      ------------   ------------
LIABILITIES
   Payable for Securities Purchased                                  --              --               170             --
   Payables for Fund Shares Redeemed                                 --               4                48          3,895
   Payables Upon Return of Securities Loaned                        159           3,844            15,037        409,591
   Accrued Management Fees                                           --              42                55          2,219
   Other Accrued Expenses                                            31              57                71          1,034
                                                           ------------    ------------      ------------   ------------
     Total Liabilities                                              190           3,947            15,381        416,739
                                                           ------------    ------------      ------------   ------------
NET ASSETS                                                 $      2,309    $     98,035      $     79,320   $  3,711,579
                                                           ============    ============      ============   ============
NET ASSETS CONSIST OF:
   Paid-in Capital                                         $      8,046    $     94,562      $     69,030   $  3,583,017
   Undistributed Net Realized Gain (Loss) on Investments         (5,556)         (8,957)            3,379       (433,833)
   Unrealized Appreciation (Depreciation) on Investments           (187)         12,276             7,028        574,841
   Undistributed Net Investment Income (Loss)                         6             154              (117)       (12,446)
                                                           ------------    ------------      ------------   ------------
NET ASSETS                                                 $      2,309    $     98,035      $     79,320   $  3,711,579
                                                           ============    ============      ============   ============
NET ASSETS ATTRIBUTABLE TO:
   I Class Shares                                          $      1,864    $     89,229      $     31,395   $  2,627,849
                                                           ============    ============      ============   ============
   N Class Shares                                          $        445    $      8,806      $     46,050   $  1,083,106
                                                           ============    ============      ============   ============
   K Class Shares                                          $         --    $         -- (2)  $      1,875   $        624
                                                           ============    ============      ============   ============
CAPITAL SHARES OUTSTANDING:
   I Class                                                      222,811       6,428,892         2,505,452    152,902,144
                                                           ============    ============      ============   ============
   N Class                                                       53,481         636,192         3,707,432     64,302,049
                                                           ============    ============      ============   ============
   K Class                                                           --              10           149,128         36,492
                                                           ============    ============      ============   ============
NET ASSET VALUE PER SHARE:
   I Class                                                 $       8.37    $      13.88      $      12.53   $      17.19
                                                           ============    ============      ============   ============
   N Class                                                 $       8.32    $      13.84      $      12.42   $      16.84
                                                           ============    ============      ============   ============
   K Class                                                 $         --    $      14.08      $      12.57   $      17.09
                                                           ============    ============      ============   ============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO LARGE CAP GROWTH FUND, THE TCW GALILEO LARGE CAP VALUE FUND, THE TCW GALILEO OPPORTUNITY FUND AND THE TCW GALILEO SELECT EQUITIES FUND AT APRIL 30, 2005 WAS $2,684, $89,530, $87,344 AND $3,548,718, RESPECTIVELY.
(2)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           TCW GALILEO       TCW GALILEO        TCW GALILEO
                                                            SMALL CAP           VALUE              VALUE
                                                              GROWTH            ADDED          OPPORTUNITIES
                                                               FUND              FUND               FUND
                                                           ------------      ------------      -------------
                                                                      DOLLAR AMOUNTS IN THOUSANDS
                                                                       (EXCEPT PER SHARE AMOUNTS)
ASSETS
   Investments, at Value (1)                               $     75,791      $     36,307      $   1,365,219
   Receivables for Securities Sold                                6,318                18             39,294
   Receivables for Fund Shares Sold                                   1                --                556
   Interest and Dividends Receivable                                  9                 7                565
                                                           ------------      ------------      -------------
     Total Assets                                                82,119            36,332          1,405,634
                                                           ------------      ------------      -------------
LIABILITIES
   Disbursements in Excess of Available Cash                          7                --                 --
   Payables for Securities Purchased                              1,004               325             16,616
   Payables for Fund Shares Redeemed                              5,174               240                585
   Payables Upon Return of Securities Loaned                     14,124             3,414            237,828
   Accrued Management Fees                                           56                23                753
   Other Accrued Expenses                                            92                57                394
                                                           ------------      ------------      -------------
     Total Liabilities                                           20,457             4,059            256,176
                                                           ------------      ------------      -------------
NET ASSETS                                                 $     61,662      $     32,273      $   1,149,458
                                                           ============      ============      =============
NET ASSETS CONSIST OF:
   Paid-in Capital                                         $    190,485      $     31,276      $   1,034,021
   Undistributed Net Realized Gain (Loss) on Investments       (138,460)              527             85,792
   Unrealized Appreciation on Investments                        10,322               673             31,022
   Undistributed Net Investment (Loss)                             (685)             (203)            (1,377)
                                                           ------------      ------------      -------------
NET ASSETS                                                 $     61,662      $     32,273      $   1,149,458
                                                           ============      ============      =============
NET ASSETS ATTRIBUTABLE TO:
   I Class Shares                                          $     31,852      $     32,273      $     880,367
                                                           ============      ============      =============
   N Class Shares                                          $     29,810      $         -- (2)  $     267,740
                                                           ============      ============      =============
   K Class Shares                                          $         -- (2)  $         -- (2)  $       1,351
                                                           ============      ============      =============
CAPITAL SHARES OUTSTANDING:
   I Class                                                    2,263,723         2,701,118         41,464,215
                                                           ============      ============      =============
   N Class                                                    2,163,517                 7         12,779,655
                                                           ============      ============      =============
   K Class                                                           10                12             63,917
                                                           ============      ============      =============
NET ASSET VALUE PER SHARE:
   I Class                                                 $      14.07      $      11.95      $       21.23
                                                           ============      ============      =============
   N Class                                                 $      13.78      $      13.53      $       20.95
                                                           ============      ============      =============
   K Class                                                 $      14.07      $      13.53      $       21.13
                                                           ============      ============      =============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO SMALL CAP GROWTH FUND, THE TCW GALILEO VALUE ADDED FUND AND THE TCW GALILEO VALUE OPPORTUNITIES FUND AT APRIL 30, 2005 WAS $65,469, $35,634 AND $1,334,197, RESPECTIVELY.
(2)  AMOUNTS ROUND TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statements of Operations (Unaudited)             Six Months Ended April 30, 2005

                                                            TCW GALILEO
                                                            AGGRESSIVE     TCW GALILEO     TCW GALILEO    TCW GALILEO
                                                              GROWTH       CONVERTIBLE     DIVERSIFIED      DIVIDEND
                                                             EQUITIES       SECURITIES        VALUE         FOCUSED
                                                               FUND            FUND            FUND           FUND
                                                           ------------    ------------    ------------   ------------
                                                                           DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Dividends                                               $        231    $        154    $        456   $      5,822 (1)
   Interest                                                          18             174              41            338
   Net Security Lending Income (2)                                    9              10               5             41
                                                           ------------    ------------    ------------   ------------
     Total                                                          258             338             502          6,201
                                                           ------------    ------------    ------------   ------------
EXPENSES:
   Management Fees                                                  405              88             219          1,581
   Accounting Service Fees                                           10               2               6             30
   Administration Fees                                               20               6              13             46
   Transfer Agent Fees:
     I Class                                                         18              14              14              7
     N Class                                                         37              --              15             94
   Custodian Fees                                                     5               8               6             15
   Professional Fees                                                 18              18              14             19
   Directors' Fees & Expenses                                         6               6               6              6
   Registration Fees:
     I Class                                                         11               9               6             15
     N Class                                                          7              --              10             14
     K Class                                                          2              --              --             --
   Distribution Fees:
     N Class                                                         29              --              24            509
   Other                                                             20               5               7             34
                                                           ------------    ------------    ------------   ------------
     Total                                                          588             156             340          2,370
     Less Expenses Borne by Investment Advisor:
        N Class                                                      19              --               2             --
        K Class                                                       2              --              --             --
                                                           ------------    ------------    ------------   ------------
     Net Expenses                                                   567             156             338          2,370
                                                           ------------    ------------    ------------   ------------
   Net Investment Income (Loss)                                    (309)            182             164          3,831
                                                           ------------    ------------    ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Gain on Investments                              14,683             962           2,594          9,109
   Change in Unrealized Appreciation (Depreciation)
     on Investments                                             (21,464)         (1,774)            676         (7,670)
                                                           ------------    ------------    ------------   ------------
   Net Realized and Unrealized Gain (Loss) on Investments        (6,781)           (812)          3,270          1,439
                                                           ------------    ------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                         $     (7,090)   $       (630)   $      3,434   $      5,270
                                                           ============    ============    ============   ============

(1) NET OF FOREIGN TAXES WITHHELD. TOTAL AMOUNT WITHHELD FOR THE TCW GALILEO DIVIDEND FOCUSED FUND WAS $66.
(2)  NET OF BROKER FEES.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                            TCW GALILEO
                                                             FOCUSED       TCW GALILEO       TCW GALILEO    TCW GALILEO
                                                            LARGE CAP         GROWTH            GROWTH       LARGE CAP
                                                              VALUE          EQUITIES          INSIGHTS         CORE
                                                               FUND            FUND              FUND         FUND (1)
                                                           ------------    ------------      ------------   ------------
                                                                            DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Dividends                                               $         15    $         19      $          3   $         11
   Interest                                                           1               2                --             --
                                                           ------------    ------------      ------------   ------------
     Total                                                           16              21                 3             11
                                                           ------------    ------------      ------------   ------------
EXPENSES:
   Management Fees                                                    6              63                 6              3
   Accounting Service Fees                                            2               3                --              2
   Administration Fees                                                4               7                 3              6
   Transfer Agent Fees:
     I Class                                                          3              15                --              9
     N Class                                                          4              --                 4             10
   Custodian Fees                                                     4               5                 3              4
   Professional Fees                                                  6              14                 6             14
   Directors' Fees & Expenses                                         6               6                 6              6
   Registration Fees:
     I Class                                                         --               6                --             10
     N Class                                                         --              --                --              6
   Distribution Fees:
     N Class                                                          3              --                 2              1
   Other                                                              1               2                 1              2
                                                           ------------    ------------      ------------   ------------
     Total                                                           39             121                31             73
     Less Expenses Borne by Investment Advisor:
        I Class                                                       4              15                --             34
        N Class                                                      21              -- (2)            20             31
                                                           ------------    ------------      ------------   ------------
     Net Expenses                                                    14             106                11              8
                                                           ------------    ------------      ------------   ------------
   Net Investment Income (Loss)                                       2             (85)               (8)             3
                                                           ------------    ------------      ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Gain (Loss) on Investments                           44            (278)              171              6
   Change in Unrealized Appreciation (Depreciation) on
     Investments                                                      7            (252)             (169)            13
                                                           ------------    ------------      ------------   ------------
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                     51            (530)                2             19
                                                           ------------    ------------      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                         $         53    $       (615)     $         (6)  $         22
                                                           ============    ============      ============   ============

(1) FOR THE PERIOD NOVEMBER 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2005.
(2)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           TCW GALILEO       TCW GALILEO                       TCW GALILEO
                                                            LARGE CAP         LARGE CAP        TCW GALILEO       SELECT
                                                              GROWTH            VALUE          OPPORTUNITY      EQUITIES
                                                               FUND              FUND              FUND           FUND
                                                           ------------      ------------      ------------   ------------
                                                                             DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Dividends                                               $         29      $        843 (1)  $        294   $      5,347
   Interest                                                          --                 1                47            647
   Net Security Lending Income (2)                                   -- (3)             1                16            140
                                                           ------------      ------------      ------------   ------------
     Total                                                           29               845               357          6,134
                                                           ------------      ------------      ------------   ------------
EXPENSES:
   Management Fees                                                    9               291               325         14,604
   Accounting Service Fees                                            2                12                 9            312
   Administration Fees                                                6                23                17            501
   Transfer Agent Fees:
     I Class                                                         14                15                15            278
     N Class                                                         16                17                32            521
     K Class                                                         --                --                --              4
   Custodian Fees                                                     5                 7                 8             35
   Professional Fees                                                 15                18                17            109
   Directors' Fees & Expenses                                         6                 6                 6              6
   Registration Fees:
     I Class                                                          9                11                 5             18
     N Class                                                          6                 6                 9             17
     K Class                                                         --                 2                 7             10
   Distribution Fees:
     N Class                                                          1                10                50          1,544
     K Class                                                         --                --                 1              1
   Administrative Services Fees:
     K Class                                                         --                --                 2              1
   Other                                                              1                15                13            633
                                                           ------------      ------------      ------------   ------------
     Total                                                           90               433               516         18,594
     Less Expenses Borne by Investment Advisor:
        I Class                                                      40                --                --             --
        N Class                                                      27                 5                --             --
        K Class                                                      --                 2                 7             14
                                                           ------------      ------------      ------------   ------------
     Net Expenses                                                    23               426               509         18,580
                                                           ------------      ------------      ------------   ------------
   Net Investment Income (Loss)                                       6               419              (152)       (12,446)
                                                           ------------      ------------      ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Gain (Loss) on Investments                          504            13,437             3,641         (7,152)
   Change in Unrealized (Depreciation) on Investments              (509)           (9,447)           (3,723)      (115,711)
                                                           ------------      ------------      ------------   ------------
   Net Realized and Unrealized Gain (Loss) on Investments            (5)            3,990               (82)      (122,863)
                                                           ------------      ------------      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                         $          1      $      4,409      $       (234)  $   (135,309)
                                                           ============      ============      ============   ============

(1) NET OF FOREIGN TAXES WITHHELD. TOTAL AMOUNT WITHHELD FOR THE TCW GALILEO LARGE CAP VALUE FUND WAS $12.
(2)  NET OF BROKER FEES.
(3)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           TCW GALILEO     TCW GALILEO     TCW GALILEO
                                                            SMALL CAP         VALUE           VALUE
                                                              GROWTH          ADDED        OPPORTUNITIES
                                                               FUND            FUND            FUND
                                                           ------------    ------------    ------------
                                                                   DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Dividends                                               $         61    $         80    $      4,141
   Interest                                                          29               3             279
   Net Security Lending Income (1)                                   19               2              51
                                                           ------------    ------------    ------------
     Total                                                          109              85           4,471
                                                           ------------    ------------    ------------
EXPENSES:
   Management Fees                                                  513             178           4,708
   Accounting Service Fees                                           12               6              96
   Administration Fees                                               25              16             158
   Transfer Agent Fees:
     I Class                                                         16              11             115
     N Class                                                         82               3              58
     K Class                                                         --              --               4
   Custodian Fees                                                    12              41              17
   Professional Fees                                                 19              16              43
   Directors' Fees & Expenses                                         6               6               6
   Registration Fees:
     I Class                                                         11              10              18
     N Class                                                          7              --               8
     K Class                                                          2               2              10
   Distribution Fees:
     N Class                                                         64              --             366
     K Class                                                         --              --               1
   Administrative Services Fees:
     K Class                                                         --              --               2
   Other                                                             27               7             251
                                                           ------------    ------------    ------------
     Total                                                          796             296           5,861
     Less Expenses Borne by Investment Advisor:
        I Class                                                      --               3              --
        N Class                                                      --               3              --
        K Class                                                       2               2              13
                                                           ------------    ------------    ------------
     Net Expenses                                                   794             288           5,848
                                                           ------------    ------------    ------------
   Net Investment (Loss)                                           (685)           (203)         (1,377)
                                                           ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain on Investments                              31,967           1,199          89,355
   Change in Unrealized (Depreciation) on Investments           (29,305)         (1,735)        (49,286)
                                                           ------------    ------------    ------------
   Net Realized and Unrealized Gain (Loss) on Investments         2,662            (536)         40,069
                                                           ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                              $      1,977    $       (739)   $     38,692
                                                           ============    ============    ============

(1)  NET OF BROKER FEES.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statements of Changes in Net Assets

                                                               TCW GALILEO                   TCW GALILEO
                                                            AGGRESSIVE GROWTH                CONVERTIBLE
                                                              EQUITIES FUND                SECURITIES FUND
                                                        --------------------------    --------------------------
                                                        SIX MONTHS                    SIX MONTHS
                                                           ENDED                         ENDED
                                                         APRIL 30,     YEAR ENDED      APRIL 30,     YEAR ENDED
                                                           2005        OCTOBER 31,       2005        OCTOBER 31,
                                                        (UNAUDITED)       2004        (UNAUDITED)       2004
                                                        -----------    -----------    -----------    -----------
                                                                       DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income (Loss)                         $      (309)   $    (1,292)   $       182    $       563
   Net Realized Gain on Investments                          14,683         27,721            962          3,309
   Change in Unrealized (Depreciation) on Investments       (21,464)       (18,868)        (1,774)        (2,208)
                                                        -----------    -----------    -----------    -----------
   Increase (Decrease) in Net Assets Resulting from
     Operations                                              (7,090)         7,561           (630)         1,664
                                                        -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income:
     I Class                                                     --             --           (260)          (745)
                                                        -----------    -----------    -----------    -----------
NET CAPITAL SHARE TRANSACTIONS
   I Class                                                  (16,354)       (35,884)         4,918        (16,526)
   N Class                                                   (4,885)       (22,284)            --             --
                                                        -----------    -----------    -----------    -----------
   Increase (Decrease) in Net Assets Resulting from
     Net Capital Share Transactions                         (21,239)       (58,168)         4,918        (16,526)
                                                        -----------    -----------    -----------    -----------
   Increase (Decrease) in Net Assets                        (28,329)       (50,607)         4,028        (15,607)
NET ASSETS
   Beginning of Period                                       90,293        140,900         19,051         34,658
                                                        -----------    -----------    -----------    -----------
   End of Period                                        $    61,964    $    90,293    $    23,079    $    19,051
                                                        ===========    ===========    ===========    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                     TCW GALILEO                    TCW GALILEO                 TCW GALILEO
                                                     DIVERSIFIED                     DIVIDEND                FOCUSED LARGE CAP
                                                     VALUE FUND                    FOCUSED FUND                 VALUE FUND
                                              -------------------------      -------------------------   ------------------------
                                              SIX MONTHS                     SIX MONTHS                  SIX MONTHS
                                                 ENDED                          ENDED                       ENDED
                                               APRIL 30,    YEAR ENDED        APRIL 30,    YEAR ENDED     APRIL 30,   YEAR ENDED
                                                 2005       OCTOBER 31,         2005       OCTOBER 31,      2005      OCTOBER 31,
                                              (UNAUDITED)      2004          (UNAUDITED)      2004       (UNAUDITED)     2004
                                              -----------   -----------      -----------   -----------   -----------  -----------
                                                                          DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income (Loss)               $       164   $         9      $     3,831   $       720   $         2  $        (1)
   Net Realized Gain on Investments                 2,594         1,186            9,109         2,457            44          133
   Change in Unrealized Appreciation
     (Depreciation) on Investments                    676         1,885           (7,670)        4,893             7           40
                                              -----------   -----------      -----------   -----------   -----------  -----------
   Increase in Net Assets Resulting from
     Operations                                     3,434         3,080            5,270         8,070            53          172
                                              -----------   -----------      -----------   -----------   -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income:
     I Class                                         (106)           --             (166)           --            --           --
     N Class                                          (33)          (11)          (3,529)         (719)           --           --
   Distributions from Net Realized Gain:
     I Class                                         (549)           --              (38)           --            --           --
     N Class                                         (289)           --           (2,161)       (2,596)           --           --
                                              -----------   -----------      -----------   -----------   -----------  -----------
   Total Distributions to Shareholders               (977)          (11)          (5,894)       (3,315)           --           --
                                              -----------   -----------      -----------   -----------   -----------  -----------
NET CAPITAL SHARE TRANSACTIONS
   I Class                                         15,536        28,869 (1)       44,050            --            --           --
   N Class                                          8,334         4,155          368,345       177,789            --          784
                                              -----------   -----------      -----------   -----------   -----------  -----------
   Increase in Net Assets Resulting from
     Net Capital Share Transactions                23,870        33,024          412,395       177,789            --          784
                                              -----------   -----------      -----------   -----------   -----------  -----------
   Increase in Net Assets                          26,327        36,093          411,771       182,544            53          956
NET ASSETS
   Beginning of Period                             43,822         7,729          214,493        31,949         1,952          996
                                              -----------   -----------      -----------   -----------   -----------  -----------
   End of Period                              $    70,149   $    43,822      $   626,264   $   214,493   $     2,005  $     1,952
                                              ===========   ===========      ===========   ===========   ===========  ===========

(1) FOR THE PERIOD JANUARY 2, 2004 (COMMENCEMENT OF OFFERING OF I CLASS SHARES) THROUGH OCTOBER 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                         TCW GALILEO                       TCW GALILEO            TCW GALILEO
                                                           GROWTH                             GROWTH               LARGE CAP
                                                        EQUITIES FUND                     INSIGHTS FUND            CORE FUND
                                                ------------------------------      -------------------------   ----------------
                                                                                                                NOVEMBER 1, 2004
                                                SIX MONTHS     MARCH 1, 2004        SIX MONTHS                   (COMMENCEMENT
                                                   ENDED       (COMMENCEMENT           ENDED                     OF OPERATIONS)
                                                 APRIL 30,     OF OPERATIONS)        APRIL 30,    YEAR ENDED        THROUGH
                                                   2005           THROUGH              2005       OCTOBER 31,    APRIL 30, 2005
                                                (UNAUDITED)   OCTOBER 31, 2004      (UNAUDITED)      2004         (UNAUDITED)
                                                -----------   ----------------      -----------   -----------   ----------------
                                                                           DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income (Loss)                 $       (85)  $            (80)     $        (8)  $       (24)  $              3
   Net Realized Gain (Loss) on Investments             (278)              (263)             171           108                  6
   Change in Unrealized Appreciation
     (Depreciation) on Investments                     (252)               398             (169)          (83)                13
                                                -----------   ----------------      -----------   -----------   ----------------
   Increase (Decrease) in Net Assets Resulting
     from Operations                                   (615)                55               (6)            1                 22
                                                -----------   ----------------      -----------   -----------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income:
     I Class                                             --                 --               --            --                 (1)
     N Class                                             --                 --               --            --                 (1)
                                                -----------   ----------------      -----------   -----------   ----------------
   Total Distributions to Shareholders                   --                 --               --            --                 (2)
                                                -----------   ----------------      -----------   -----------   ----------------
NET CAPITAL SHARE TRANSACTIONS
   I Class                                              678             11,512               --            --                501
   N Class                                               --                 -- (1)         (174)         (519)               501
                                                -----------   ----------------      -----------   -----------   ----------------
   Increase (Decrease) in Net Assets Resulting
     from Net Capital Share Transactions                678             11,512             (174)         (519)             1,002
                                                -----------   ----------------      -----------   -----------   ----------------
   Increase (Decrease) in Net Assets                     63             11,567             (180)         (518)             1,022
NET ASSETS
   Beginning of Period                               11,567                 --            1,286         1,804                 --
                                                -----------   ----------------      -----------   -----------   ----------------
   End of Period                                $    11,630   $         11,567      $     1,106   $     1,286   $          1,022
                                                ===========   ================      ===========   ===========   ================

(1)  AMOUNT ROUNDS TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                TCW GALILEO                   TCW GALILEO
                                                                 LARGE CAP                     LARGE CAP
                                                                GROWTH FUND                   VALUE FUND
                                                        --------------------------    --------------------------
                                                         SIX MONTHS                   SIX MONTHS
                                                           ENDED                        ENDED
                                                         APRIL 30,     YEAR ENDED     APRIL 30,      YEAR ENDED
                                                            2005       OCTOBER 31,       2005        OCTOBER 31,
                                                        (UNAUDITED)       2004        (UNAUDITED)       2004
                                                        -----------    -----------    -----------    -----------
                                                                       DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income (Loss)                         $         6    $       (31)   $       419    $       902
   Net Realized Gain on Investments                             504            923         13,437         10,641
   Change in Unrealized Appreciation (Depreciation)
     on Investments                                            (509)          (786)        (9,447)         3,495
                                                        -----------    -----------    -----------    -----------
   Increase in Net Assets Resulting from Operations               1            106          4,409         15,038
                                                        -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income:
     I Class                                                     --             --           (856)          (582)
     N Class                                                     --             --            (30)            --
                                                        -----------    -----------    -----------    -----------
   Total Distributions to Shareholders                           --             --           (886)          (582)
                                                        -----------    -----------    -----------    -----------
NET CAPITAL SHARE TRANSACTIONS
   I Class                                                   (1,283)        (1,066)       (32,235)        (3,599)
   N Class                                                     (140)           200          1,922          2,321
                                                        -----------    -----------    -----------    -----------
   (Decrease) in Net Assets Resulting from Net
     Capital Share Transactions                              (1,423)          (866)       (30,313)        (1,278)
                                                        -----------    -----------    -----------    -----------
   Increase (Decrease) in Net Assets                         (1,422)          (760)       (26,790)        13,178
NET ASSETS
   Beginning of Period                                        3,731          4,491        124,825        111,647
                                                        -----------    -----------    -----------    -----------
   End of Period                                        $     2,309    $     3,731    $    98,035    $   124,825
                                                        ===========    ===========    ===========    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                TCW GALILEO                   TCW GALILEO
                                                                OPPORTUNITY                 SELECT EQUITIES
                                                                   FUND                          FUND
                                                        --------------------------    --------------------------
                                                        SIX MONTHS                    SIX MONTHS
                                                           ENDED                         ENDED
                                                         APRIL 30,      YEAR ENDED     APRIL 30,     YEAR ENDED
                                                           2005        OCTOBER 31,       2005        OCTOBER 31,
                                                        (UNAUDITED)       2004        (UNAUDITED)       2004
                                                        -----------    -----------    -----------    -----------
                                                                       DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment (Loss)                                $      (152)   $      (377)   $   (12,446)   $   (21,168)
   Net Realized Gain (Loss) on Investments                    3,641          6,011         (7,152)       (84,305)
   Change in Unrealized Appreciation (Depreciation)
     on Investments                                          (3,723)          (199)      (115,711)       239,319
                                                        -----------    -----------    -----------    -----------
   Increase (Decrease) in Net Assets Resulting
     from Operations                                           (234)         5,435       (135,309)       133,846
                                                        -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Realized Gain:
     I Class                                                 (1,982)          (160)            --             --
     N Class                                                 (2,594)          (162)            --             --
     K Class                                                    (17)            --             --             --
                                                        -----------    -----------    -----------    -----------
   Total Distributions to Shareholders                       (4,593)          (322)            --             --
                                                        -----------    -----------    -----------    -----------
NET CAPITAL SHARE TRANSACTIONS
   I Class                                                    5,047          2,177        203,113        471,621
   N Class                                                   12,394          9,942        (91,235)       428,641
   K Class                                                    1,935             80            608             54
                                                        -----------    -----------    -----------    -----------
   Increase in Net Assets Resulting from Net Capital
     Share Transactions                                      19,376         12,199        112,486        900,316
                                                        -----------    -----------    -----------    -----------
   Increase (Decrease) in Net Assets                         14,549         17,312        (22,823)     1,034,162
NET ASSETS
   Beginning of Period                                       64,771         47,459      3,734,402      2,700,240
                                                        -----------    -----------    -----------    -----------
   End of Period                                        $    79,320    $    64,771    $ 3,711,579    $ 3,734,402
                                                        ===========    ===========    ===========    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                     TCW GALILEO                    TCW GALILEO              TCW GALILEO VALUE
                                                      SMALL CAP                     VALUE ADDED                OPPORTUNITIES
                                                     GROWTH FUND                       FUND                        FUND
                                              -------------------------      -------------------------   ------------------------
                                              SIX MONTHS                     SIX MONTHS                  SIX MONTHS
                                                 ENDED                          ENDED                       ENDED
                                               APRIL 30,    YEAR ENDED        APRIL 30,    YEAR ENDED     APRIL 30,   YEAR ENDED
                                                 2005       OCTOBER 31,         2005       OCTOBER 31,      2005      OCTOBER 31,
                                              (UNAUDITED)      2004          (UNAUDITED)      2004       (UNAUDITED)     2004
                                              -----------   -----------      -----------   -----------   -----------  -----------
                                                                          DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment (Loss)                      $      (685)  $    (1,423)     $      (203)  $      (353)  $    (1,377) $    (2,228)
   Net Realized Gain on Investments                31,967        20,075            1,199         4,447        89,355       61,150
   Change in Unrealized (Depreciation)
     on Investments                               (29,305)      (20,511)          (1,735)       (4,681)      (49,286)      (9,205)
                                              -----------   -----------      -----------   -----------   -----------  -----------
   Increase (Decrease) in Net Assets
     Resulting from Operations                      1,977        (1,859)            (739)         (587)       38,692       49,717
                                              -----------   -----------      -----------   -----------   -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Realized Gain:
     I Class                                           --            --           (3,708)         (301)      (11,940)          --
     N Class                                           --            --               --            --        (4,227)          --
     K Class                                           --            --               --            --            (9)          --
                                              -----------   -----------      -----------   -----------   -----------  -----------
   Total Distributions to Shareholders                 --            --           (3,708)         (301)      (16,176)          --
                                              -----------   -----------      -----------   -----------   -----------  -----------
NET CAPITAL SHARE TRANSACTIONS
   I Class                                        (27,494)      (36,809)           1,111         1,573        22,202      255,359
   N Class                                        (52,291)       (1,479)              --            --       (53,106)     167,000
   K Class                                             --            --               --            --           903          452
                                              -----------   -----------      -----------   -----------   -----------  -----------
   Increase (Decrease) in Net Assets
     Resulting from Net Capital
     Share Transactions                           (79,785)      (38,288)           1,111         1,573       (30,001)     422,811
                                              -----------   -----------      -----------   -----------   -----------  -----------
   Increase (Decrease) in Net Assets              (77,808)      (40,147)          (3,336)          685        (7,485)     472,528
NET ASSETS
   Beginning of Period                            139,470       179,617           35,609        34,924     1,156,943      684,415
                                              -----------   -----------      -----------   -----------   -----------  -----------
   End of Period                              $    61,662   $   139,470      $    32,273   $    35,609   $ 1,149,458  $ 1,156,943
                                              ===========   ===========      ===========   ===========   ===========  ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Notes to Financial Statements (Unaudited)

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report:

TCW GALILEO FUND                        INVESTMENT OBJECTIVE
--------------------------------------  -------------------------------------------------
CONVERTIBLE SECURITIES FUND

TCW Galileo Convertible Securities      Seeks high total return from current income and
 Fund                                   capital appreciation by investing in convertible
                                        securities.

NON-DIVERSIFIED U.S. EQUITY FUNDS

TCW Galileo Aggressive Growth Equities  Seeks long-term capital appreciation by investing
 Fund                                   in equity securities of companies that appear to
                                        offer above average growth prospects.

TCW Galileo Focused Large Cap Value     Seeks long-term capital appreciation by investing
 Fund                                   in equity securities of 20-50 large capitalization
                                        value companies.

TCW Galileo Growth Equities Fund        Seeks long-term capital appreciation by investing
                                        in equity securities of emerging growth companies.

TCW Galileo Growth Insights Fund        Seeks long-term capital appreciation by investing
                                        in equity securities issued by companies that are
                                        believed to have superior growth prospects.

TCW Galileo Large Cap Core Fund         Seeks long-term total return by investing in
                                        equity securities of large cap growth and value
                                        companies.

TCW Galileo Large Cap Growth Fund       Seeks long-term capital appreciation by investing
                                        in equity securities of large capitalization U.S.
                                        companies with above average earnings prospects.

TCW Galileo Large Cap Value Fund        Seeks long-term capital appreciation by investing
                                        in equity securities of large capitalization value
                                        companies.

TCW Galileo Select Equities Fund        Seeks long-term capital appreciation by investing
                                        in common stock of large capitalization companies.

TCW Galileo Small Cap Growth Fund       Seeks long-term capital appreciation by investing
                                        in equity securities issued by small
                                        capitalization growth companies.

TCW Galileo Value Added Fund            Seeks long-term capital appreciation by investing
                                        in equity securities issued by small
                                        capitalization value companies.

TCW Galileo Value Opportunities Fund    Seeks long-term capital appreciation by investing
                                        in equity securities issued by midcap value
                                        companies.

TCW GALILEO FUND                        INVESTMENT OBJECTIVE
--------------------------------------  -------------------------------------------------
DIVERSIFIED U.S. EQUITY FUNDS
TCW Galileo Diversified Value Fund      Seeks capital appreciation by investing in equity
                                        securities of large capitalization companies.

TCW Galileo Dividend Focused Fund       Seeks high level of dividend income by investing
                                        in equity securities of issuers which pay
                                        dividends.

TCW Galileo Opportunity Fund            Seeks capital appreciation by investing in equity
                                        securities of small capitalization companies.

The TCW Galileo Aggressive Growth Equities Fund, the TCW Galileo Large Cap Value Fund, the TCW Galileo Opportunity Fund, the TCW Galileo Select Equities Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Value Added Fund and the TCW Galileo Value Opportunities Fund offer three classes of shares: I Class, N Class and K Class. The TCW Galileo Diversified Value Fund, the TCW Galileo Dividend Focused Fund, the TCW Galileo Focused Large Cap Value Fund, the TCW Galileo Growth Equities Fund, the TCW Galileo Large Cap Core Fund and the TCW Galileo Large Cap Growth Fund offer two classes of shares: I Class and N Class. The other equity funds only offer I or N Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee and the K Class shares are subject to a distribution fee and an administrative services fee. I Class shares are not subject to these fees.

On November 1, 2004, the TCW Galileo Large Cap Core Fund commenced operations.

Effective November 1, 2004, the TCW Galileo Dividend Focused Fund and the TCW Galileo Focused Large Cap Value Fund began offering I Class shares.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

FOREIGN TAXES: Each Fund may be subject to withholding taxes on income and capital gains imposed by certain countries in which it invests. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized and unrealized gain is recorded as a liability.

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at April 30, 2005.

SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no call options for the six months ended April 30, 2005.

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

ALLOCATION OF OPERATING ACTIVITY FOR MULTIPLE CLASSES: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution and administrative services fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends by each class.

NET ASSET VALUE: The Net Asset Value of each fund's shares is determined by dividing the net assets of the fund by the number of issued and outstanding shares on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

DIVIDENDS AND DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. The TCW Galileo Convertible Securities Fund and the TCW Galileo Dividend Focused Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other equity funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

NOTE 3 -- SECURITY LENDING

The Funds listed below have outstanding securities on loan at April 30, 2005. The loans were collateralized with cash which were invested in short-term instruments. Income from these investments, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

                                                                  MARKET VALUE OF
                                                                 LOANED SECURITIES   COLLATERAL VALUE
                                                                 -----------------   ----------------
TCW Galileo Aggressive Growth Equities Fund                         $    12,088         $   12,534
TCW Galileo Convertible Securities Fund                                   3,400              3,503
TCW Galileo Diversified Value Fund                                       10,173             10,706
TCW Galileo Dividend Focused Fund                                        46,108             48,062
TCW Galileo Large Cap Growth Fund                                           152                159
TCW Galileo Large Cap Value Fund                                          3,727              3,844
TCW Galileo Opportunity Fund                                             13,995             15,037
TCW Galileo Select Equities Fund                                        396,874            409,591
TCW Galileo Small Cap Growth Fund                                        13,558             14,124
TCW Galileo Value Added Fund                                              3,231              3,414
TCW Galileo Value Opportunities Fund                                    227,778            237,828

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2005, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                       TCW GALILEO      TCW GALILEO                       TCW GALILEO
                                       AGGRESSIVE       CONVERTIBLE      TCW GALILEO       DIVIDEND
                                         GROWTH         SECURITIES       DIVERSIFIED        FOCUSED
                                          FUND             FUND          VALUE FUND          FUND
                                      -------------    -------------    -------------    -------------
Unrealized Appreciation               $      20,703    $       1,546    $       5,492    $      26,218
Unrealized (Depreciation)                    (3,435)          (1,451)          (2,094)         (21,595)
                                      -------------    -------------    -------------    -------------
Net Unrealized Appreciation           $      17,268    $          95    $       3,398    $       4,623
                                      =============    =============    =============    =============
Cost of Investments for Federal
   Income Tax Purposes                $      57,192    $      26,864    $      77,998    $     699,845
                                      =============    =============    =============    =============

                                       TCW GALILEO      TCW GALILEO      TCW GALILEO
                                         FOCUSED          GROWTH           GROWTH         TCW GALILEO
                                        LARGE CAP        EQUITIES         INSIGHTS         LARGE CAP
                                       VALUE FUND          FUND             FUND           CORE FUND
                                      -------------    -------------    -------------    -------------
Unrealized Appreciation               $         259    $       1,049    $         147    $          70
Unrealized (Depreciation)                       (63)            (928)             (46)             (57)
                                      -------------    -------------    -------------    -------------
Net Unrealized Appreciation           $         196    $         121    $         101    $          13
                                      =============    =============    =============    =============
Cost of Investments for Federal
   Income Tax Purposes                $       1,828    $      11,523    $       1,028    $       1,052
                                      =============    =============    =============    =============

                                       TCW GALILEO                                        TCW GALILEO
                                        LARGE CAP       TCW GALILEO      TCW GALILEO        SELECT
                                         GROWTH          LARGE CAP       OPPORTUNITY       EQUITIES
                                          FUND          VALUE FUND          FUND             FUND
                                      -------------    -------------    -------------    -------------
Unrealized Appreciation               $          65    $      14,690    $      11,854    $     733,178
Unrealized (Depreciation)                      (263)          (2,596)          (5,176)        (184,040)
                                      -------------    -------------    -------------    -------------
Net Unrealized Appreciation
   (Depreciation)                     $        (198)   $      12,094    $       6,678    $     549,138
                                      =============    =============    =============    =============
Cost of Investments for Federal
   Income Tax Purposes                $       2,695    $      89,712    $      87,694    $   3,574,421
                                      =============    =============    =============    =============

                                       TCW GALILEO                       TCW GALILEO
                                        SMALL CAP       TCW GALILEO         VALUE
                                         GROWTH            VALUE        OPPORTUNITIES
                                          FUND          ADDED FUND          FUND
                                      -------------    -------------    -------------
Unrealized Appreciation               $      14,491    $       2,259    $     116,643
Unrealized (Depreciation)                    (4,344)          (2,747)         (88,907)
                                      -------------    -------------    -------------
Net Unrealized Appreciation
   (Depreciation)                     $      10,147    $        (488)   $      27,736
                                      =============    =============    =============
Cost of Investments for Federal
   Income Tax Purposes                $      65,644    $      36,795    $   1,337,483
                                      =============    =============    =============

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

     TCW Galileo Aggressive Growth Equities Fund                           1.00%
     TCW Galileo Convertible Securities Fund                               0.75%
     TCW Galileo Diversified Value Fund                                    0.75%
     TCW Galileo Dividend Focused Fund                                     0.75%
     TCW Galileo Focused Large Cap Value Fund                              0.65%
     TCW Galileo Growth Equities Fund                                      1.00%
     TCW Galileo Growth Insights Fund                                      0.90%
     TCW Galileo Large Cap Core Fund                                       0.55%
     TCW Galileo Large Cap Growth Fund                                     0.55%
     TCW Galileo Large Cap Value Fund                                      0.55%
     TCW Galileo Opportunity Fund                                          0.90%
     TCW Galileo Select Equities Fund                                      0.75%
     TCW Galileo Small Cap Growth Fund                                     1.00%
     TCW Galileo Value Added Fund                                          1.00%
     TCW Galileo Value Opportunities Fund                                  0.80%

The operating expenses for I and N Classes are limited to the average of the total expense ratios as reported by Lipper, Inc. ("Lipper Average") for each fund's respective investment objective, which is subject to change on a monthly basis. The operating expenses for the K Class are limited to the Lipper Average plus 0.25% of the class net assets. This expense limitation is voluntary and is terminable on a six months notice. At April 30, 2005, the average expense ratios reported by Lipper, Inc. as they relate to each fund were:

     TCW Galileo Aggressive Growth Equities Fund                           1.66%
     TCW Galileo Convertible Securities Fund                               1.53%
     TCW Galileo Diversified Value Fund                                    1.40%
     TCW Galileo Dividend Focused Fund                                     1.45%
     TCW Galileo Focused Large Cap Value Fund                              1.38%
     TCW Galileo Growth Equities Fund                                      1.66%
     TCW Galileo Growth Insights Fund                                      1.66%
     TCW Galileo Large Cap Core Fund                                       1.43%
     TCW Galileo Large Cap Growth Fund                                     1.49%
     TCW Galileo Large Cap Value Fund                                      1.40%
     TCW Galileo Opportunity Fund                                          1.71%
     TCW Galileo Select Equities Fund                                      1.49%
     TCW Galileo Small Cap Growth Fund                                     1.70%
     TCW Galileo Value Added Fund                                          1.61%
     TCW Galileo Value Opportunities Fund                                  1.50%

The amount borne by the Advisor when the operating expenses of a fund are in excess of the Lipper Average cannot be recaptured in the subsequent fiscal years if the expense ratio falls below the Lipper Average in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year's operating expenses.

NOTE 6 -- DISTRIBUTION PLAN

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class and K Class shares of each fund. Under the terms of the plan, each fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class and K Class shares for distribution and related services.

The K Class shares are also subject to an administrative services fee. The Distributor receives an administrative services fee at an annual rate of up to 0.50% of the average daily net assets of the class for procuring recordkeeping, subaccounting and other administrative services to investors of the class. The Distributor expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the six months ended April 30, 2005, were as follows (amounts in thousands):

                                             TCW GALILEO          TCW GALILEO      TCW GALILEO      TCW GALILEO
                                          AGGRESSIVE GROWTH       CONVERTIBLE      DIVERSIFIED       DIVIDEND
                                            EQUITIES FUND       SECURITIES FUND    VALUE FUND      FOCUSED FUND
                                          -----------------     ---------------    -----------     ------------
Purchases at Cost                            $   22,846           $  11,774        $   34,209       $  426,361
                                             ==========           =========        ==========       ==========
Sales Proceeds                               $   44,396           $   7,105        $   11,604       $   41,213
                                             ==========           =========        ==========       ==========

                                             TCW GALILEO
                                               FOCUSED            TCW GALILEO      TCW GALILEO      TCW GALILEO
                                              LARGE CAP             GROWTH           GROWTH          LARGE CAP
                                             VALUE FUND          EQUITIES FUND    INSIGHTS FUND      CORE FUND
                                             -----------         -------------    -------------     -----------
Purchases at Cost                            $      438           $   3,496        $      705       $    1,168
                                             ==========           =========        ==========       ==========
Sales Proceeds                               $      434           $   2,887        $    1,451       $      136
                                             ==========           =========        ==========       ==========

                                             TCW GALILEO          TCW GALILEO      TCW GALILEO      TCW GALILEO
                                              LARGE CAP            LARGE CAP       OPPORTUNITY        SELECT
                                             GROWTH FUND          VALUE FUND          FUND         EQUITIES FUND
                                             -----------          ----------       -----------     -------------
Purchases at Cost                            $    1,111           $  23,569        $   26,619       $  513,459
                                             ==========           =========        ==========       ==========
Sales Proceeds                               $    2,508           $  54,775        $   15,137       $  335,525
                                             ==========           =========        ==========       ==========

                                                                                   TCW GALILEO
                                             TCW GALILEO          TCW GALILEO         VALUE
                                              SMALL CAP           VALUE ADDED     OPPORTUNITIES
                                             GROWTH FUND             FUND             FUND
                                             -----------          -----------     -------------
Purchases at Cost                            $   36,716           $  11,025        $  297,899
                                             ==========           =========        ==========
Sales Proceeds                               $  116,632           $  13,957        $  379,990
                                             ==========           =========        ==========

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2005.

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The Company's Articles of Incorporation permit the Board of Directors to issue one hundred fifty billion shares of capital stock with a par value of $0.001 per share. Transactions in each fund's shares were as follows:

TCW GALILEO AGGRESSIVE GROWTH             SIX MONTHS ENDED
   EQUITIES FUND                           APRIL 30, 2005                       YEAR ENDED
I CLASS                                     (UNAUDITED)                      OCTOBER 30, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                              97,775    $        1,206           585,508    $        7,261
Shares Redeemed                      (1,492,336)          (17,560)       (3,440,666)          (43,145)
                                 --------------    --------------    --------------    --------------
Net (Decrease)                       (1,394,561)   $      (16,354)       (2,855,158)   $      (35,884)
                                 ==============    ==============    ==============    ==============

TCW GALILEO AGGRESSIVE GROWTH             SIX MONTHS ENDED
   EQUITIES FUND                           APRIL 30, 2005                       YEAR ENDED
N CLASS                                     (UNAUDITED)                      OCTOBER 30, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                             411,056    $        4,861         2,735,056    $       33,078
Shares Redeemed                        (821,781)           (9,746)       (4,688,457)          (55,362)
                                 --------------    --------------    --------------    --------------
Net (Decrease)                         (410,725)   $       (4,885)       (1,953,401)   $      (22,284)
                                 ==============    ==============    ==============    ==============

TCW GALILEO CONVERTIBLE GROWTH           SIX MONTHS ENDED
   FUND                                   APRIL 30, 2005                       YEAR ENDED
I CLASS                                    (UNAUDITED)                      OCTOBER 31, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                             631,002    $        5,664           199,874    $        1,760
Shares Issued upon
   Reinvestment of Dividends             26,618               234            77,115               667
Shares Redeemed                        (111,901)             (980)       (2,201,299)          (18,953)
                                 --------------    --------------    --------------    --------------
Net Increase (Decrease)                 545,719    $        4,918        (1,924,310)   $      (16,526)
                                 ==============    ==============    ==============    ==============

TCW GALILEO DIVERSIFIED                                                      JANUARY 2, 2004
   VALUE FUND                                                               (COMMENCEMENT OF
I CLASS                                   SIX MONTHS ENDED                     OFFERING OF
                                           APRIL 30, 2005                 I CLASS SHARES) THROUGH
                                            (UNAUDITED)                      OCTOBER 31, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                           1,334,069    $       17,755         2,559,250    $       30,009
Shares Issued upon
   Reinvestment of Dividends             45,624               601                --                --
Shares Redeemed                        (211,369)           (2,820)          (94,009)           (1,140)
                                 --------------    --------------    --------------    --------------
Net Increase                          1,168,324    $       15,536         2,465,241    $       28,869
                                 ==============    ==============    ==============    ==============


TCW GALILEO DIVERSIFIED                   SIX MONTHS ENDED
   VALUE FUND                              APRIL 30, 2005                       YEAR ENDED
N CLASS                                    (UNAUDITED)                       OCTOBER 31, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                             886,362    $       11,601           926,152    $       10,691
Shares Issued upon
   Reinvestment of Dividends             22,583               297               796                 9
Shares Redeemed                        (268,348)           (3,564)         (568,057)           (6,545)
                                 --------------    --------------    --------------    --------------
Net Increase                            640,597    $        8,334           358,891    $        4,155
                                 ==============    ==============    ==============    ==============

TCW GALILEO DIVIDEND                      NOVEMBER 1, 2004
  FOCUSED FUND                            (COMMENCEMENT OF
I CLASS                                    OFFERING OF
                                      I CLASS SHARES) THROUGH
                                           APRIL 30, 2005
                                            (UNAUDITED)
                                 --------------------------------
                                                       AMOUNT
                                     SHARES        (IN THOUSANDS)
                                 --------------    --------------
Shares Sold                           3,987,707    $       45,036
Shares Issued upon
   Reinvestment of Dividends             18,003               204
Shares Redeemed                        (106,034)           (1,190)
                                 --------------    --------------
Net Increase                          3,899,676    $       44,050
                                 ==============    ==============

TCW GALILEO DIVIDEND                    SIX MONTHS ENDED
   FOCUSED FUND                          APRIL 30, 2005                         YEAR ENDED
N CLASS                                    (UNAUDITED)                       OCTOBER 31, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                          35,935,620    $      405,950        18,287,498    $      189,759
Shares Issued upon
   Reinvestment of Dividends            454,380             5,142           314,953             3,054
Shares Redeemed                      (3,820,555)          (42,747)       (1,449,874)          (15,024)
                                 --------------    --------------    --------------    --------------
Net Increase                         32,569,445    $      368,345        17,152,577    $      177,789
                                 ==============    ==============    ==============    ==============

TCW GALILEO FOCUSED                      NOVEMBER 1, 2004
   LARGE CAP VALUE FUND                  (COMMENCEMENT OF
I CLASS                                     OFFERING OF
                                     I CLASS SHARES) THROUGH
                                         APRIL 30, 2005
                                           (UNAUDITED)
                                 --------------------------------
                                                       AMOUNT
                                     SHARES        (IN THOUSANDS)
                                 --------------    --------------
Shares Sold                                   9    $           --(1)
                                 --------------    --------------
Net Increase                                  9    $           --(1)
                                 ==============    ==============

(1)  AMOUNT ROUNDS TO LESS THAN $1.

TCW GALILEO FOCUSED                      SIX MONTHS ENDED
   LARGE CAP VALUE FUND                   APRIL 30, 2005                        YEAR ENDED
N CLASS                                     (UNAUDITED)                      OCTOBER 31, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                                  --    $           --            73,239    $          784
                                 --------------    --------------    --------------    --------------
Net Increase                                 --    $           --            73,239    $          784
                                 ==============    ==============    ==============    ==============

TCW GALILEO GROWTH                                                            MARCH 1, 2004
EQUITIES FUND                            SIX MONTHS ENDED                    (COMMENCEMENT OF
I CLASS                                   APRIL 30, 2005                    OPERATIONS) THROUGH
                                            (UNAUDITED)                       OCTOBER 31, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                             180,719    $        1,873         1,159,238    $       11,512
Shares Redeemed                        (120,624)           (1,195)              (12)               --(1)
                                 --------------    --------------    --------------    --------------
Net Increase                             60,095    $          678         1,159,226    $       11,512
                                 ==============    ==============    ==============    ==============

(1)  AMOUNT ROUNDS TO LESS THAN $1.

TCW GALILEO GROWTH                                                           MARCH 1, 2004
   EQUITIES FUND                         SIX MONTHS ENDED                  (COMMENCEMENT OF
N CLASS                                   APRIL 30, 2005                  OPERATIONS) THROUGH
                                            (UNAUDITED)                    OCTOBER 31, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                                  --    $           --                10    $           --(1)
                                 --------------    --------------    --------------    --------------
Net Increase                                 --    $           --                10    $           --(1)
                                 ==============    ==============    ==============    ==============

(1)  AMOUNTS ROUNDS TO LESS THAN $1.

TCW GALILEO GROWTH                       SIX MONTHS ENDED
   INSIGHTS FUND                          APRIL 30, 2005                        YEAR ENDED
N CLASS                                     (UNAUDITED)                      OCTOBER 31, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                               1,004    $            7            14,862    $           95
Shares Redeemed                         (28,051)             (181)          (98,655)             (614)
                                 --------------    --------------    --------------    --------------
Net (Decrease)                          (27,047)   $         (174)          (83,793)   $         (519)
                                 ==============    ==============    ==============    ==============

TCW GALILEO LARGE CAP                    NOVEMBER 1, 2004
   CORE FUND                             (COMMENCEMENT OF
I CLASS                                 OPERATIONS) THROUGH
                                          APRIL 30, 2005
                                           (UNAUDITED)
                                 --------------------------------
                                                       AMOUNT
                                     SHARES        (IN THOUSANDS)
                                 --------------    --------------
Shares Sold                              50,000    $          500
Shares Issued upon
   Reinvestment of Dividends                122                 1
                                 --------------    --------------
Net Increase                             50,122    $          501
                                 ==============    ==============

TCW GALILEO LARGE CAP                    NOVEMBER 1, 2004
   CORE FUND                             (COMMENCEMENT OF
N CLASS                                 OPERATIONS) THROUGH
                                          APRIL 30, 2005
                                           (UNAUDITED)
                                 --------------------------------
                                                       AMOUNT
                                     SHARES        (IN THOUSANDS)
                                 --------------    --------------
Shares Sold                              50,000    $          500
Shares Issued upon
   Reinvestment of Dividends                122                 1
                                 --------------    --------------
Net Increase                             50,122    $          501
                                 ==============    ==============

TCW GALILEO LARGE CAP                    SIX MONTHS ENDED
   GROWTH FUND                            APRIL 30, 2005                        YEAR ENDED
I CLASS                                     (UNAUDITED)                      OCTOBER 30, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                             126,551    $        1,140           238,493    $        2,076
Shares Redeemed                        (272,834)           (2,423)         (359,692)           (3,142)
                                 --------------    --------------    --------------    --------------
Net (Decrease)                         (146,283)   $       (1,283)         (121,199)   $       (1,066)
                                 ==============    ==============    ==============    ==============

TCW GALILEO LARGE CAP                    SIX MONTHS ENDED
   GROWTH FUND                            APRIL 30, 2005                        YEAR ENDED
N CLASS                                     (UNAUDITED)                      OCTOBER 30, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                               3,923    $           34           188,168    $        1,645
Shares Redeemed                         (20,706)             (174)         (168,757)           (1,445)
                                 --------------    --------------    --------------    --------------
Net Increase (Decrease)                 (16,783)   $         (140)           19,411    $          200
                                 ==============    ==============    ==============    ==============

TCW GALILEO LARGE CAP                    SIX MONTHS ENDED
   VALUE FUND                             APRIL 30, 2005                        YEAR ENDED
I CLASS                                     (UNAUDITED)                      OCTOBER 30, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                             467,517    $        6,642         2,617,041    $       34,651
Shares Issued upon
   Reinvestment of Dividends             42,676               601            34,966               441
Shares Redeemed                      (2,735,850)          (39,478)       (2,908,758)          (38,691)
                                 --------------    --------------    --------------    --------------
Net (Decrease)                       (2,225,657)   $      (32,235)         (256,751)   $       (3,599)
                                 ==============    ==============    ==============    ==============

TCW GALILEO LARGE CAP                    SIX MONTHS ENDED
   VALUE FUND                             APRIL 30, 2005                        YEAR ENDED
N CLASS                                     (UNAUDITED)                      OCTOBER 30, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                             189,772    $        2,701           265,366    $        3,493
Shares Issued upon
   Reinvestment of Dividends              2,044                29
Shares Redeemed                         (56,564)             (808)          (89,372)           (1,172)
                                 --------------    --------------    --------------    --------------
Net Increase                            135,252    $        1,922           175,994    $        2,321
                                 ==============    ==============    ==============    ==============

TCW GALILEO OPPORTUNITY                  SIX MONTHS ENDED
  FUND                                    APRIL 30, 2005                        YEAR ENDED
I CLASS                                     (UNAUDITED)                      OCTOBER 31, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                             507,101    $        6,826         1,219,114    $       16,039
Shares Issued upon
   Reinvestment of Dividends            136,077             1,840            12,612               156
Shares Redeemed                        (266,959)           (3,619)       (1,054,526)          (14,018)
                                 --------------    --------------    --------------    --------------
Net Increase                            376,219    $        5,047           177,200    $        2,177
                                 ==============    ==============    ==============    ==============

TCW GALILEO OPPORTUNITY                  SIX MONTHS ENDED
  FUND                                    APRIL 30, 2005                        YEAR ENDED
N CLASS                                     (UNAUDITED)                      OCTOBER 31, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                           1,127,407    $       14,723         1,172,900    $       15,445
Shares Issued upon
   Reinvestment of Dividends            172,204             2,311            12,085               149
Shares Redeemed                        (348,789)           (4,640)         (439,276)           (5,652)
                                 --------------    --------------    --------------    --------------
Net Increase                            950,822    $       12,394           745,709    $        9,942
                                 ==============    ==============    ==============    ==============

TCW GALILEO OPPORTUNITY                  SIX MONTHS ENDED
  FUND                                    APRIL 30, 2005                        YEAR ENDED
K CLASS                                     (UNAUDITED)                      OCTOBER 31, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                             166,643    $        2,252             5,984    $           80
Shares Issued upon
   Reinvestment of Dividends              1,234                16                --                --
Shares Redeemed                         (24,744)             (333)               --                --
                                 --------------    --------------    --------------    --------------
Net Increase                            143,133    $        1,935             5,984    $           80
                                 ==============    ==============    ==============    ==============

TCW GALILEO SELECT                       SIX MONTHS ENDED
   EQUITIES FUND                          APRIL 30, 2005                        YEAR ENDED
I CLASS                                     (UNAUDITED)                      OCTOBER 30, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                          42,181,637    $      770,454        63,617,686    $    1,104,053
Shares Redeemed                     (30,900,882)         (567,341)      (36,444,178)         (632,432)
                                 --------------    --------------    --------------    --------------
Net Increase                         11,280,755    $      203,113        27,173,508    $      471,621
                                 ==============    ==============    ==============    ==============

TCW GALILEO SELECT                       SIX MONTHS ENDED
   EQUITIES FUND                          APRIL 30, 2005                        YEAR ENDED
N CLASS                                     (UNAUDITED)                      OCTOBER 30, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                          17,025,982    $      306,000        42,494,878    $      730,535
Shares Redeemed                     (22,313,869)         (397,235)      (17,928,398)         (301,894)
                                 --------------    --------------    --------------    --------------
Net Increase (Decrease)              (5,287,887)   $      (91,235)       24,566,480    $      428,641
                                 ==============    ==============    ==============    ==============

TCW GALILEO SELECT                       SIX MONTHS ENDED
   EQUITIES FUND                          APRIL 30, 2005                        YEAR ENDED
K CLASS                                     (UNAUDITED)                      OCTOBER 30, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                              39,192    $          711             3,072    $           54
Shares Redeemed                          (5,778)             (103)               --                --
                                 --------------    --------------    --------------    --------------
Net Increase                             33,414    $          608             3,072    $           54
                                 ==============    ==============    ==============    ==============

TCW GALILEO SMALL CAP                    SIX MONTHS ENDED
   GROWTH FUND                            APRIL 30, 2005                        YEAR ENDED
I CLASS                                     (UNAUDITED)                      OCTOBER 30, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                             296,112    $        4,488         1,263,089    $       18,739
Shares Redeemed                      (2,128,257)          (31,982)       (3,802,528)          (55,548)
                                 --------------    --------------    --------------    --------------
Net (Decrease)                       (1,832,145)   $      (27,494)       (2,539,439)   $      (36,809)
                                 ==============    ==============    ==============    ==============

TCW GALILEO SMALL CAP                    SIX MONTHS ENDED
   GROWTH FUND                            APRIL 30, 2005                        YEAR ENDED
N CLASS                                     (UNAUDITED)                      OCTOBER 30, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                             430,774    $        6,496         5,040,188    $       74,849
Shares Redeemed                      (3,752,182)          (58,787)       (5,188,455)          (76,328)
                                 --------------    --------------    --------------    --------------
Net (Decrease)                       (3,321,408)   $      (52,291)         (148,267)   $       (1,479)
                                 ==============    ==============    ==============    ==============

TCW GALILEO VALUE                        SIX MONTHS ENDED
   ADDED FUND                             APRIL 30, 2005                        YEAR ENDED
I CLASS                                     (UNAUDITED)                      OCTOBER 30, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                             274,478    $        3,609           777,124    $       11,313
Shares Issued upon
   Reinvestment of Dividends            265,221             3,615            20,272               291
Shares Redeemed                        (457,885)           (6,113)         (707,964)          (10,031)
                                 --------------    --------------    --------------    --------------
Net Increase                             81,814    $        1,111            89,432    $        1,573
                                 ==============    ==============    ==============    ==============

TCW GALILEO VALUE                        SIX MONTHS ENDED
   OPPORTUNITIES FUND                     APRIL 30, 2005                        YEAR ENDED
I CLASS                                     (UNAUDITED)                      OCTOBER 31, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                           8,015,158    $      176,557        26,917,636    $      559,757
Shares Issued upon
   Reinvestment of Dividends            499,370            10,967                --                --
Shares Redeemed                      (7,545,952)         (165,322)      (14,787,171)         (304,398)
                                 --------------    --------------    --------------    --------------
Net Increase                            968,576    $       22,202        12,130,465    $      255,359
                                 ==============    ==============    ==============    ==============

TCW GALILEO VALUE                        SIX MONTHS ENDED
   OPPORTUNITIES FUND                     APRIL 30, 2005                        YEAR ENDED
N CLASS                                     (UNAUDITED)                      OCTOBER 31, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                           2,132,062    $       46,514        12,343,226    $      253,770
Shares Issued upon
    Reinvestment of Dividends           190,580             4,134                --                --
Shares Redeemed                      (4,807,864)         (103,754)       (4,290,116)          (86,770)
                                 --------------    --------------    --------------    --------------
Net Increase (Decrease)              (2,485,222)   $      (53,106)        8,053,110    $      167,000
                                 ==============    ==============    ==============    ==============

TCW GALILEO VALUE                        SIX MONTHS ENDED
   OPPORTUNITIES FUND                     APRIL 30, 2005                        YEAR ENDED
K CLASS                                     (UNAUDITED)                      OCTOBER 31, 2004
                                 --------------------------------    --------------------------------
                                                       AMOUNT                              AMOUNT
                                     SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                 --------------    --------------    --------------    --------------
Shares Sold                              45,658    $        1,001            27,196    $          544
Shares Issued upon
   Reinvestment of Dividends                401                 9                --                --
Shares Redeemed                          (4,765)             (107)           (4,581)              (92)
                                 --------------    --------------    --------------    --------------
Net Increase                             41,294    $          903            22,615    $          452
                                 ==============    ==============    ==============    ==============

There were no transactions in the TCW Galileo Aggressive Growth Equities Fund -- K Class, TCW Galileo Large Cap Value Fund -- K Class, TCW Galileo Small Cap Growth Fund -- K Class, and TCW Galileo Value Added Fund -- N and K Class shares during the six months ended April 30, 2005 and the year ended October 31, 2004.

NOTE 9 -- RESTRICTED SECURITIES

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at April 30, 2005.

NOTE 10 -- SUBSEQUENT EVENT

Effective June 1, 2005, TCW Galileo Focused Large Cap Value Fund and TCW Galileo Large Cap Value Fund changed the name to TCW Galileo Focused Equities Fund and TCW Galileo Equities Fund, respectively. There is no change in the investment objective for either fund.

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND

Financial Highlights -- I Class

                                                                 SIX MONTHS
                                                                    ENDED                     YEAR ENDED OCTOBER 31,
                                                               APRIL 30, 2005        ----------------------------------------
                                                                 (UNAUDITED)            2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $        12.18        $    11.55     $     7.80     $    10.14
                                                               --------------        ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(3)                                                (0.04)            (0.12)         (0.10)         (0.11)
Net Realized and Unrealized Gain (Loss) on Investments                  (1.10)             0.75           3.85          (2.23)
                                                               --------------        ----------     ----------     ----------
Total from Investment Operations                                        (1.14)             0.63           3.75          (2.34)
                                                               --------------        ----------     ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                       --                --             --             --
                                                               --------------        ----------     ----------     ----------
Net Asset Value per Share, End of Period                       $        11.04        $    12.18     $    11.55     $     7.80
                                                               ==============        ==========     ==========     ==========
Total Return                                                            (9.36)%(2)         5.45%         48.08%        (23.08)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $       42,615        $   64,007     $   93,689     $   60,328
Ratio of Expenses to Average Net Assets                                  1.28%(1)          1.23%          1.25%          1.22%
Ratio of Net Investment (Loss) to Average Net Assets                    (0.65)%(1)        (0.98)%        (1.09)%        (1.06)%
Portfolio Turnover Rate                                                 28.22%(2)         22.78%         45.52%         20.92%

                                                                 YEAR ENDED OCTOBER 31,
                                                               -------------------------
                                                                  2001           2000
----------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $    28.11     $    22.29
                                                               ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(3)                                            (0.13)         (0.25)
Net Realized and Unrealized Gain (Loss) on Investments             (16.92)          8.80
                                                               ----------     ----------
Total from Investment Operations                                   (17.05)          8.55
                                                               ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                (0.92)         (2.73)
                                                               ----------     ----------
Net Asset Value per Share, End of Period                       $    10.14     $    28.11
                                                               ==========     ==========
Total Return                                                       (62.42)%        40.14%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $   91,698     $  254,452
Ratio of Expenses to Average Net Assets                              1.18%          1.13%
Ratio of Net Investment (Loss) to Average Net Assets                (0.83)%        (0.82)%
Portfolio Turnover Rate                                             25.47%         44.85%

(1) ANNUALIZED.
(2) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(3) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                 SIX MONTHS
                                                                    ENDED                     YEAR ENDED OCTOBER 31,
                                                               APRIL 30, 2005        ----------------------------------------
                                                                 (UNAUDITED)            2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $        11.92        $    11.35     $     7.69     $    10.05
                                                               --------------        ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(4)                                                (0.06)            (0.16)         (0.14)         (0.14)
Net Realized and Unrealized Gain (Loss) on Investments                  (1.08)             0.73           3.80          (2.22)
                                                               --------------        ----------     ----------     ----------
Total from Investment Operations                                        (1.14)             0.57           3.66          (2.36)
                                                               --------------        ----------     ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                       --                --             --             --
                                                               --------------        ----------     ----------     ----------
Net Asset Value per Share, End of Period                       $        10.78        $    11.92     $    11.35     $     7.69
                                                               ==============        ==========     ==========     ==========
Total Return                                                            (9.56)%(3)         5.02%         47.60%        (23.41)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $       19,349        $   26,286     $   47,211     $   23,443
Ratio of Expenses to Average Net Assets                                  1.69%(1)(2)       1.64%          1.66%          1.62%
Ratio of Net Investment (Loss) to Average Net Assets                    (1.05)%(1)        (1.39)%        (1.50)%        (1.46)%
Portfolio Turnover Rate                                                 28.22%(3)         22.78%         45.52%         20.92%

                                                                 YEAR ENDED OCTOBER 31,
                                                               -------------------------
                                                                  2001           2000
----------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $    28.01     $    22.27
                                                               ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(4)                                            (0.18)         (0.35)
Net Realized and Unrealized Gain (Loss) on Investments             (16.86)          8.82
                                                               ----------     ----------
Total from Investment Operations                                   (17.04)          8.47
                                                               ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                (0.92)         (2.73)
                                                               ----------     ----------
Net Asset Value per Share, End of Period                       $    10.05     $    28.01
                                                               ==========     ==========
Total Return                                                       (62.63)%        39.68%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $   23,018     $   43,578
Ratio of Expenses to Average Net Assets                              1.57%(2)       1.48%(2)
Ratio of Net Investment (Loss) to Average Net Assets                (1.22)%        (1.15)%
Portfolio Turnover Rate                                             25.47%         44.85%

(1) ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 1.85% FOR THE SIX MONTHS ENDED APRIL 30, 2005, 1.57% (THE REIMBURSEMENT IS LESS THAN 0.01%) AND 1.53% FOR THE YEARS ENDED OCTOBER 31, 2001 AND 2000, RESPECTIVELY.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                                                           NOVEMBER 1, 2002
                                                                                                           (COMMENCEMENT OF
                                                                      SIX MONTHS                             OFFERING OF
                                                                        ENDED             YEAR ENDED       K CLASS SHARES)
                                                                    APRIL 30, 2005        OCTOBER 31,          THROUGH
                                                                     (UNAUDITED)              2004         OCTOBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                      $        12.18        $      11.55     $           7.80
                                                                    --------------        ------------     ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                                                     (0.04)              (0.12)               (0.11)
Net Realized and Unrealized Gain (Loss) on Investments                       (1.10)               0.75                 3.86
                                                                    --------------        ------------     ----------------
Total from Investment Operations                                             (1.14)               0.63                 3.75
                                                                    --------------        ------------     ----------------
Net Asset Value per Share, End of Period                            $        11.04        $      12.18     $          11.55
                                                                    ==============        ============     ================
Total Return                                                                 (9.36)%(3)           5.45%               48.08%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)(4)                         $           --        $         --     $             --
Ratio of Expenses to Average Net Assets(2)                                    1.69%(1)            1.71%                1.74%
Ratio of Net Investment (Loss) to Average Net Assets                         (0.63)%(1)          (0.97)%              (1.11)%
Portfolio Turnover Rate                                                      28.22%(3)           22.78%               45.52%

(1) ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. PLUS 0.25% OF THE FUND/CLASS AVERAGE DAILY NET ASSETS. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 2,450.91% FOR THE SIX MONTHS ENDED APRIL 30, 2005, 2,015.47% FOR THE YEAR ENDED OCTOBER 31, 2004 AND 2.25% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4) AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(5) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CONVERTIBLE SECURITIES FUND

Financial Highlights -- I Class

                                                                 SIX MONTHS
                                                                    ENDED                     YEAR ENDED OCTOBER 31,
                                                               APRIL 30, 2005        ----------------------------------------
                                                                 (UNAUDITED)            2004           2003          2002(2)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $         8.47        $     8.31     $     7.03     $     8.98
                                                               --------------        ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(4)                                                 0.07              0.18           0.31           0.44
Net Realized and Unrealized Gain (Loss) on Investments                  (0.19)             0.23           1.33          (1.96)
                                                               --------------        ----------     ----------     ----------
Total from Investment Operations                                        (0.12)             0.41           1.64          (1.52)
                                                               --------------        ----------     ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                                (0.09)            (0.25)         (0.36)         (0.43)
Distributions from Net Realized Gain                                       --                --             --             --
                                                               --------------        ----------     ----------     ----------
Total Distributions                                                     (0.09)            (0.25)         (0.36)         (0.43)
                                                               --------------        ----------     ----------     ----------
Net Asset Value per Share, End of Period                       $         8.26        $     8.47     $     8.31     $     7.03
                                                               ==============        ==========     ==========     ==========
Total Return                                                            (1.55)%(3)         5.02%         23.92%        (17.54)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $       23,079        $   19,051     $   34,658     $   46,817
Ratio of Expenses to Average Net Assets                                  1.32%(1)          1.31%          1.03%          1.11%
Ratio of Net Investment Income to Average Net Assets                     1.55%(1)          2.09%          4.02%          5.32%
Portfolio Turnover Rate                                                 31.09%(3)         46.43%        179.64%        146.10%

                                                                 YEAR ENDED OCTOBER 31,
                                                               -------------------------
                                                                  2001           2000
----------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $    15.17     $    12.66
                                                               ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(4)                                             0.44           0.40
Net Realized and Unrealized Gain (Loss) on Investments              (4.31)          3.63
                                                               ----------     ----------
Total from Investment Operations                                    (3.87)          4.03
                                                               ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                            (0.48)         (0.45)
Distributions from Net Realized Gain                                (1.84)         (1.07)
                                                               ----------     ----------
Total Distributions                                                 (2.32)         (1.52)
                                                               ----------     ----------
Net Asset Value per Share, End of Period                       $     8.98     $    15.17
                                                               ==========     ==========
Total Return                                                       (28.37)%        33.59%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $   51,388     $   73,628
Ratio of Expenses to Average Net Assets                              1.04%          1.06%
Ratio of Net Investment Income to Average Net Assets                 4.05%          2.64%
Portfolio Turnover Rate                                            169.18%        193.02%

(1) ANNUALIZED.
(2) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01, AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.37% TO 5.32%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO DIVERSIFIED VALUE FUND

Financial Highlights -- I Class

                                                                                           JANUARY 2, 2004
                                                                                          (COMMENCEMENT OF
                                                                      SIX MONTHS            OFFERING OF
                                                                        ENDED             I CLASS SHARES)
                                                                    APRIL 30, 2005            THROUGH
                                                                      (UNAUDITED)         OCTOBER 31, 2004
----------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                      $        12.34        $          11.27
                                                                    --------------        ----------------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(3)                                                      0.04                    0.01
Net Realized and Unrealized Gain on Investments                               0.96                    1.06
                                                                    --------------        ----------------
Total from Investment Operations                                              1.00                    1.07
                                                                    --------------        ----------------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                                     (0.04)                     --
Distributions from Net Realized Gain                                         (0.21)                     --
                                                                    --------------        ----------------
Total Distributions                                                          (0.25)                     --
                                                                    --------------        ----------------
Net Asset Value per Share, End of Period                            $        13.09        $          12.34
                                                                    ==============        ================
Total Return                                                                  8.06%(5)                9.49%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                            $       47,579        $         30,426
Ratio of Expenses to Average Net Assets                                       1.03%(2)                1.24%(2)
Ratio of Net Investment Income to Average Net Assets                          0.67%(2)                0.08%(2)
Portfolio Turnover Rate                                                      21.50%(5)               59.75%(4)

(1) FOR THE PERIOD JANUARY 2, 2004 (COMMENCEMENT OF OFFERING OF I CLASS SHARES) THROUGH OCTOBER 31, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2) ANNUALIZED.
(3) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(4) REPRESENTS THE FUND'S TURNOVER FOR THE YEAR ENDED OCTOBER 31, 2004.
(5) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                       SIX MONTHS                  YEAR ENDED
                                                         ENDED                     OCTOBER 31,
                                                     APRIL 30, 2005        ---------------------------
                                                       (UNAUDITED)            2004             2003
------------------------------------------------------------------------------------------------------
Net Asset Value per Share,
   Beginning of Period                               $        12.32        $    10.61       $     8.23
                                                     --------------        ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                   0.02(5)          (0.01)(5)         0.01(5)
Net Realized and Unrealized
   Gain (Loss) on Investments                                  0.95              1.73             2.44
                                                     --------------        ----------       ----------
Total from Investment Operations                               0.97              1.72             2.45
                                                     --------------        ----------       ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                      (0.02)            (0.01)           (0.07)
Distributions from Net Realized Gain                          (0.21)               --               --
                                                     --------------        ----------       ----------
Total Distributions                                           (0.23)            (0.01)           (0.07)
                                                     --------------        ----------       ----------
Net Asset Value per Share, End of Period             $        13.06        $    12.32       $    10.61
                                                     ==============        ==========       ==========
Total Return                                                   7.86%(4)         16.25%           29.99%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)             $       22,570        $   13,396       $    7,729
Ratio of Expenses to Average Net Assets(3)                     1.41%(2)          1.45%            1.34%
Ratio of Net Investment Income (Loss) to
   Average Net Assets                                          0.34%(2)         (0.06)%           0.14%
Portfolio Turnover Rate                                       21.50%(4)         59.75%           38.33%

                                                     DECEMBER 1, 2001                 YEAR ENDED NOVEMBER 30,
                                                          THROUGH            ----------------------------------------
                                                     OCTOBER 31, 2002          2001(6)        2000(6)        1999(6)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share,
   Beginning of Period                               $          10.16        $    10.21     $     9.31     $     8.70
                                                     ----------------        ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                                     0.07(5)           0.02           0.06           0.09
Net Realized and Unrealized
   Gain (Loss) on Investments                                   (1.99)            (0.04)          0.89           0.61
                                                     ----------------        ----------     ----------     ----------
Total from Investment Operations                                (1.92)            (0.02)          0.95           0.70
                                                     ----------------        ----------     ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                        (0.01)            (0.03)         (0.05)         (0.09)
Distributions from Net Realized Gain                               --                --             --             --
                                                     ----------------        ----------     ----------     ----------
Total Distributions                                             (0.01)            (0.03)         (0.05)         (0.09)
                                                     ----------------        ----------     ----------     ----------
Net Asset Value per Share, End of Period             $           8.23        $    10.16     $    10.21     $     9.31
                                                     ================        ==========     ==========     ==========
Total Return                                                   (18.87)%(1)        (0.29)%        10.21%          8.14%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)             $          3,888        $    5,098     $    6,305     $    8,343
Ratio of Expenses to Average Net Assets(3)                       0.67%(2)          1.22%          1.22%          1.22%
Ratio of Net Investment Income (Loss) to
   Average Net Assets                                            0.76%(2)          0.20%          0.51%          0.96%
Portfolio Turnover Rate                                         32.26%(1)         34.00%         83.00%         52.00%

(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2) ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. FOR THE PERIOD BEGINNING AFTER JANUARY 1, 2003. FOR THE PERIOD FROM DECEMBER 17, 2001 (THE MERGER DATE) THROUGH DECEMBER 31, 2002, THE OPERATING EXPENSES WERE LIMITED TO 0.67% OF THE FUND'S AVERAGE DAILY NET ASSETS AS STIPULATED UNDER THE MERGER PROXY STATEMENT. FOR PERIODS PRIOR TO DECEMBER 17, 2001, THE OPERATING EXPENSES WERE LIMITED TO 1.22% OF THE FUND'S AVERAGE DAILY NET ASSETS. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.44% FOR THE SIX MONTHS ENDED APRIL 30, 2005, 1.80% AND 2.43% FOR THE YEARS ENDED OCTOBER 31, 2004 AND 2003, RESPECTIVELY, 3.21% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002, 3.04%, 2.88% AND 2.41% FOR THE YEARS ENDED NOVEMBER 30, 2001, 2000 AND 1999, RESPECTIVELY.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(6) REFLECTS THE A CLASS OF THE FORMER SG COWEN LARGE CAP VALUE FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO DIVIDEND FOCUSED FUND

Financial Highlights -- I Class

                                                                      NOVEMBER 1, 2004
                                                                      (COMMENCEMENT OF
                                                                        OFFERING OF
                                                                       I CLASS SHARES)
                                                                           THROUGH
                                                                       APRIL 30, 2005
                                                                          (UNAUDITED)
--------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                          $     10.00
                                                                        -----------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(3)                                                       0.09
Net Realized and Unrealized Gain on Investments                                1.12
                                                                        -----------
Total from Investment Operations                                               1.21
                                                                        -----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                                      (0.10)
Distributions from Net Realized Gain                                          (0.08)
                                                                        -----------
Total Distributions                                                           (0.18)
                                                                        -----------
Net Asset Value per Share, End of Period                                $     11.03
                                                                        ===========
Total Return                                                                   6.18%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                                $    43,013
Ratio of Expenses to Average Net Assets                                        1.13%(2)
Ratio of Net Investment Income to Average Net Assets                           1.61%(2)
Portfolio Turnover Rate                                                       10.52%(1)

(1) FOR THE PERIOD NOVEMBER 1, 2004 (COMMENCEMENT OF OFFERING OF I CLASS SHARES) THROUGH APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2) ANNUALIZED.
(3) COMPUTED USING AVERAGE SHARES OUTSTANDING FOR THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                       SIX MONTHS                  YEAR ENDED
                                                         ENDED                     OCTOBER 31,
                                                     APRIL 30, 2005        ---------------------------
                                                       (UNAUDITED)            2004             2003
------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning
   of Period                                         $        10.56        $    10.12       $     8.92
                                                     --------------        ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income                                          0.10(5)           0.09(5)          0.10(5)
Net Realized and Unrealized
   Gain (Loss) on Investments                                  0.55              1.27             2.13
                                                     --------------        ----------       ----------
Total from Investment Operations                               0.65              1.36             2.23
                                                     --------------        ----------       ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                      (0.10)            (0.10)           (0.12)
Distributions from Net Realized Gain                          (0.08)            (0.82)           (0.91)
                                                     --------------        ----------       ----------
Total Distributions                                           (0.18)            (0.92)           (1.03)
                                                     --------------        ----------       ----------
Net Asset Value per Share, End of Period             $        11.03        $    10.56       $    10.12
                                                     ==============        ==========       ==========
Total Return                                                   6.13%(4)         14.36%           27.59%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
   (in thousands)                                    $      583,251        $  214,493       $   31,949
Ratio of Expenses to Average Net Assets                        1.12%(2)          1.33%            1.39%(3)
Ratio of Net Investment Income to
   Average Net Assets                                          1.83%(2)          0.91%            1.13%
Portfolio Turnover Rate                                       10.52%(4)         44.05%           33.22%

                                                     DECEMBER 1, 2001                 YEAR ENDED NOVEMBER 30,
                                                          THROUGH            ----------------------------------------
                                                     OCTOBER 31, 2002          2001(6)        2000(6)        1999(6)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning
   of Period                                         $          10.63        $    10.40     $     8.35     $     9.19
                                                     ----------------        ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income                                            0.11(5)           0.10           0.13           0.19
Net Realized and Unrealized
   Gain (Loss) on Investments                                   (1.27)             0.58           2.44          (0.28)
                                                     ----------------        ----------     ----------     ----------
Total from Investment Operations                                (1.16)             0.68           2.57          (0.09)
                                                     ----------------        ----------     ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                        (0.11)            (0.12)         (0.15)         (0.20)
Distributions from Net Realized Gain                            (0.44)            (0.33)         (0.37)         (0.55)
                                                     ----------------        ----------     ----------     ----------
Total Distributions                                             (0.55)            (0.45)         (0.52)         (0.75)
                                                     ----------------        ----------     ----------     ----------
Net Asset Value per Share, End of Period             $           8.92        $    10.63     $    10.40     $     8.35
                                                     ================        ==========     ==========     ==========
Total Return                                                   (11.48)%(1)         6.72%         33.04%          3.98%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
   (in thousands)                                    $         26,718        $   34,578     $   34,657     $   34,116
Ratio of Expenses to Average Net Assets                          1.15%(2)(3)       1.43%          1.36%          1.33%
Ratio of Net Investment Income to
   Average Net Assets                                            1.18%(2)          0.98%          1.45%          2.18%
Portfolio Turnover Rate                                         60.23%(1)          1.00%         73.00%         71.00%

(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2) ANNUALIZED.
(3) FOR THE PERIOD FROM DECEMBER 17, 2001 (THE MERGER DATE) THROUGH DECEMBER 31, 2002, THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED 1.15% OF THE FUND'S AVERAGE DAILY NET ASSETS AS STIPULATED UNDER THE MERGER PROXY STATEMENT. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.52% FOR THE YEAR ENDED OCTOBER 31, 2003, AND 1.53% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(6) REFLECTS THE A CLASS OF THE FORMER SG COWEN INCOME + GROWTH FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FOCUSED LARGE CAP VALUE FUND

Financial Highlights -- I Class

                                                                      NOVEMBER 1, 2004
                                                                      (COMMENCEMENT OF
                                                                        OFFERING OF
                                                                       I CLASS SHARES)
                                                                           THROUGH
                                                                       APRIL 30, 2005
                                                                          (UNAUDITED)
--------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                          $     10.00
                                                                        -----------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(5)                                                       0.06
Net Realized and Unrealized Gain on Investments                                1.25
                                                                        -----------
Total from Investment Operations                                               1.31
                                                                        -----------
Net Asset Value per Share, End of Period                                $     11.31
                                                                        ===========
Total Return                                                                   3.10%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)(4)                             $        --
Ratio of Expenses to Average Net Assets                                        1.40%(2)(3)
Ratio of Net Investment Income to Average Net Assets                           0.09%(2)
Portfolio Turnover Rate                                                       21.38%(1)

(1) FOR THE PERIOD NOVEMBER 1, 2004 (COMMENCEMENT OF OFFERING OF I CLASS SHARES) THROUGH APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2) ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 5,555.28% FOR THE PERIOD NOVEMBER 1, 2004 (COMMENCEMENT OF OFFERING OF I CLASS SHARES) THROUGH APRIL 30, 2005.
(4) AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(5) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                                                    MARCH 1, 2001
                                                           SIX MONTHS                     YEAR ENDED                (COMMENCEMENT
                                                              ENDED                       OCTOBER 31,               OF OPERATIONS)
                                                         APRIL 30, 2005      ------------------------------------      THROUGH
                                                           (UNAUDITED)         2004          2003         2002     OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period              $   10.97        $    9.51     $    7.50    $    8.80     $   10.00
                                                            ---------        ---------     ---------    ---------     ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(6)                                  0.01            (0.01)           --(5)      0.01         (0.03)
Net Realized and Unrealized Gain (Loss) on Investments           0.28             1.47          2.03        (1.31)        (1.17)
                                                            ---------        ---------     ---------    ---------     ---------
Total from Investment Operations                                 0.29             1.46          2.03        (1.30)        (1.20)
                                                            ---------        ---------     ---------    ---------     ---------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                           --               --         (0.02)          --            --
                                                            ---------        ---------     ---------    ---------     ---------
Net Asset Value per Share, End of Period                    $   11.26        $   10.97     $    9.51    $    7.50     $    8.80
                                                            =========        =========     =========    =========     =========
Total Return                                                     2.64%(4)        15.35%        27.13%      (14.77)%      (12.00)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                    $   2,005        $   1,952     $     996    $     784     $     919
Ratio of Expenses to Average Net Assets(3)                       1.40%(2)         1.41%         1.40%        1.38%         1.49%(2)
Ratio of Net Investment Income (Loss) to
   Average Net Assets                                            0.16%(2)        (0.06)%        0.04%        0.06%        (0.44)%(2)
Portfolio Turnover Rate                                         21.38%(4)        67.96%        68.28%       71.03%        83.29%(1)

(1) FOR THE PERIOD MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2) ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 3.48% FOR THE SIX MONTHS ENDED APRIL 30, 2005, 3.56%, 7.37% AND 6.93% FOR THE YEARS ENDED OCTOBER 31, 2004, 2003 AND 2002, RESPECTIVELY, AND 10.29% FOR THE PERIOD MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5) AMOUNT ROUNDS TO LESS THAN $0.01.
(6) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO GROWTH EQUITIES FUND

Financial Highlights -- I Class

                                                                                           MARCH 1, 2004
                                                                      SIX MONTHS           (COMMENCEMENT
                                                                         ENDED             OF OPERATIONS)
                                                                    APRIL 30, 2005            THROUGH
                                                                     (UNAUDITED)          OCTOBER 31, 2004
----------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                      $         9.98        $          10.00
                                                                    --------------        ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(4)                                                     (0.07)                  (0.10)
Net Realized and Unrealized Gain (Loss) on Investments                       (0.37)                   0.08
                                                                    --------------        ----------------
Total from Investment Operations                                             (0.44)                  (0.02)
                                                                    --------------        ----------------
Net Asset Value per Share, End of Period                            $         9.54        $           9.98
                                                                    ==============        ================
Total Return                                                                 (4.41)%(5)              (0.20)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                            $       11,630        $         11,567
Ratio of Expenses to Average Net Assets(3)                                    1.69%(2)                1.71%(2)
Ratio of Net Investment (Loss) to Average Net Assets                         (1.35)%(2)              (1.49)%(2)
Portfolio Turnover Rate                                                      23.22%(5)               19.21%(1)

(1) FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2) ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.93% FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND 2.82% FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2004.
(4) COMPUTED USING AVERAGE SHARES OUTSTANDING FOR THE PERIOD.
(5) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                           MARCH 1, 2004
                                                                      SIX MONTHS           (COMMENCEMENT
                                                                         ENDED             OF OPERATIONS)
                                                                    APRIL 30, 2005            THROUGH
                                                                     (UNAUDITED)          OCTOBER 31, 2004
----------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                      $         9.98        $          10.00
                                                                    --------------        ----------------
(LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                                                     (0.07)                  (0.02)
Net Realized and Unrealized (Loss) on Investments                            (0.37)
                                                                    --------------        ----------------
Total from Investment Operations                                             (0.44)                  (0.02)
                                                                    --------------        ----------------
Net Asset Value per Share, End of Period                            $         9.54        $           9.98
                                                                    ==============        ================
Total Return                                                                 (4.41)%(6)              (0.20)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)(4)                         $           --        $             --
Ratio of Expenses to Average Net Assets(3)                                    1.69%(2)                1.71%(2)
Ratio of Net Investment (Loss) to Average Net Assets                         (1.43)%(2)              (0.36)%(2)
Portfolio Turnover Rate                                                      23.22%(6)               19.21%(1)

(1) FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2) ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 69.51% FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND 76.18% FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2004.
(4) AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(5) COMPUTED USING AVERAGE SHARES OUTSTANDING FOR THE PERIOD.
(6) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO GROWTH INSIGHTS FUND

Financial Highlights -- N Class

                                                                                                                   DECEMBER 1, 2000
                                                           SIX MONTHS                     YEAR ENDED                (COMMENCEMENT
                                                              ENDED                       OCTOBER 31,               OF OPERATIONS)
                                                         APRIL 30, 2005      ------------------------------------      THROUGH
                                                           (UNAUDITED)         2004          2003         2002     OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period              $    6.22        $    6.21     $    4.65    $    6.36     $   10.00
                                                            ---------        ---------     ---------    ---------     ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                                        (0.04)           (0.08)        (0.07)       (0.09)        (0.10)
Net Realized and Unrealized Gain (Loss) on Investments          (0.02)            0.09          1.63        (1.62)        (3.54)
                                                            ---------        ---------     ---------    ---------     ---------
Total from Investment Operations                                (0.06)            0.01          1.56        (1.71)        (3.64)
                                                            ---------        ---------     ---------    ---------     ---------
Net Asset Value per Share, End of Period                    $    6.16        $    6.22     $    6.21    $    4.65     $    6.36
                                                            =========        =========     =========    =========     =========
Total Return                                                    (0.96)%(4)        0.16%        33.55%      (26.89)%      (36.40)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                    $   1,106        $   1,286     $   1,804    $   1,953     $   3,015
Ratio of Expenses to Average Net Assets(3)                       1.69%(2)         1.72%         1.76%        1.66%         1.60%(2)
Ratio of Net Investment (Loss) to Average Net Assets            (1.21)%(2)       (1.33)%       (1.29)%      (1.39)%       (1.32)%(2)
Portfolio Turnover Rate                                         52.72%(4)        74.53%        41.99%      167.56%       138.34%(1)

(1) FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2) ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 4.92% FOR THE SIX MONTHS ENDED APRIL 30, 2005, 3.50%, 4.02% AND 2.83% FOR THE YEARS ENDED OCTOBER 31, 2004, 2003 AND 2002, RESPECTIVELY, AND 4.63% FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.
(4) FOR THE SIX MONTHS PERIOD ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5) COMPUTED USING AVERAGE SHARES OUTSTANDING FOR THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LARGE CAP CORE FUND

Financial Highlights -- I Class

                                                                      NOVEMBER 1, 2004
                                                                       (COMMENCEMENT
                                                                       OF OPERATIONS)
                                                                           THROUGH
                                                                       APRIL 30, 2005
                                                                          (UNAUDITED)
--------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                          $     10.00
                                                                        -----------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(4)                                                       0.03
Net Realized and Unrealized Gain on Investments                                0.19
                                                                        -----------
Total from Investment Operations                                               0.22
                                                                        -----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                                      (0.03)
                                                                        -----------
Net Asset Value per Share, End of Period                                $     10.19
                                                                        ===========
Total Return                                                                   2.15%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                                $       511
Ratio of Expenses to Average Net Assets                                        1.44%(2)(3)
Ratio of Net Investment Income to Average Net Assets                           0.63%(2)
Portfolio Turnover Rate                                                       13.00%(1)

(1) FOR THE PERIOD NOVEMBER 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2) ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 14.69% FOR THE PERIOD NOVEMBER 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2005.
(4) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                      NOVEMBER 1, 2004
                                                                       (COMMENCEMENT
                                                                       OF OPERATIONS)
                                                                           THROUGH
                                                                       APRIL 30, 2005
                                                                          (UNAUDITED)
--------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                          $     10.00
                                                                        -----------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(4)                                                       0.03
Net Realized and Unrealized Gain on Investments                                0.19
                                                                        -----------
Total from Investment Operations                                               0.22
                                                                        -----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                                      (0.03)
                                                                        -----------
Net Asset Value per Share, End of Period                                $     10.19
                                                                        ===========
Total Return                                                                   2.15%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                                $       511
Ratio of Expenses to Average Net Assets                                        1.44%(2)(3)
Ratio of Net Investment Income to Average Net Assets                           0.63%(2)
Portfolio Turnover Rate                                                       13.00%(1)

(1) FOR THE PERIOD NOVEMBER 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2) ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 13.48% FOR THE PERIOD NOVEMBER 1, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2005.
(4) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LARGE CAP GROWTH FUND

Financial Highlights -- I Class

                                                                 SIX MONTHS
                                                                   ENDED                      YEAR ENDED OCTOBER 31,
                                                               APRIL 30, 2005        ----------------------------------------
                                                                 (UNAUDITED)            2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $         8.50        $     8.30     $     6.71     $     8.63
                                                               --------------        ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(4)                                          0.02             (0.06)         (0.03)         (0.04)
Net Realized and Unrealized Gain (Loss)
  on Investments                                                        (0.15)             0.26           1.62          (1.88)
                                                               --------------        ----------     ----------     ----------
Total from Investment Operations                                        (0.13)             0.20           1.59          (1.92)
                                                               --------------        ----------     ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                       --                --             --             --
                                                               --------------        ----------     ----------     ----------
Net Asset Value per Share, End of Period                       $         8.37        $     8.50     $     8.30     $     6.71
                                                               ==============        ==========     ==========     ==========
Total Return                                                            (1.53)%(3)         2.41%         23.70%        (22.25)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $        1,864        $    3,137     $    4,071     $    7,138
Ratio of Expenses to Average Net Assets                                  1.51%(1)(2)       1.58%(2)       1.57%(2)       1.49%(2)
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                                             0.44%(1)         (0.66)%        (0.44)%        (0.52)%
Portfolio Turnover Rate                                                 36.14%(3)         83.71%        190.83%         33.31%

                                                                 YEAR ENDED OCTOBER 31,
                                                               -------------------------
                                                                  2001           2000
----------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $    17.97     $    16.58
                                                               ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(4)                                     (0.09)         (0.09)
Net Realized and Unrealized Gain (Loss)
  on Investments                                                    (7.85)          2.42
                                                               ----------     ----------
Total from Investment Operations                                    (7.94)          2.33
                                                               ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                (1.40)         (0.94)
                                                               ----------     ----------
Net Asset Value per Share, End of Period                       $     8.63     $    17.97
                                                               ==========     ==========
Total Return                                                       (47.53)%        13.97%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $   12,889     $   26,247
Ratio of Expenses to Average Net Assets                              1.45%(2)       1.04%
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                                        (0.84)%        (0.46)%
Portfolio Turnover Rate                                            134.42%        113.62%

(1) ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 4.67% FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND 3.63%, 2.64%, 1.79% AND 1.51% FOR THE YEARS ENDED OCTOBER 31, 2004, 2003, 2002 AND
    2001, RESPECTIVELY.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                 SIX MONTHS
                                                                   ENDED                      YEAR ENDED OCTOBER 31,
                                                               APRIL 30, 2005        ----------------------------------------
                                                                 (UNAUDITED)            2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $         8.45        $     8.26     $     6.69     $     8.60
                                                               --------------        ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(4)                                          0.01             (0.06)         (0.03)         (0.04)
Net Realized and Unrealized Gain (Loss) on Investments                  (0.14)             0.25           1.60          (1.87)
                                                               --------------        ----------     ----------     ----------
Total from Investment Operations                                        (0.13)             0.19           1.57          (1.91)
                                                               --------------        ----------     ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                       --                --             --             --
                                                               --------------        ----------     ----------     ----------
Net Asset Value per Share, End of Period                       $         8.32        $     8.45     $     8.26     $     6.69
                                                               ==============        ==========     ==========     ==========
Total Return                                                            (1.54)%(3)         2.30%         23.47%        (22.21)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $          445        $      594     $      420     $      204
Ratio of Expenses to Average Net Assets(2)                               1.51%(1)          1.58%          1.58%          1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets              0.31%(1)         (0.65)%        (0.35)%        (0.48)%
Portfolio Turnover Rate                                                 36.14%(3)         83.71%        190.83%         33.31%

                                                                 YEAR ENDED OCTOBER 31,
                                                               -------------------------
                                                                  2001           2000
----------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $    17.91     $    16.60
                                                               ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(4)                                     (0.09)         (0.17)
Net Realized and Unrealized Gain (Loss) on Investments              (7.82)          2.42
                                                               ----------     ----------
Total from Investment Operations                                    (7.91)          2.25
                                                               ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                (1.40)         (0.94)
                                                               ----------     ----------
Net Asset Value per Share, End of Period                       $     8.60     $    17.91
                                                               ==========     ==========
Total Return                                                       (47.55)%        13.58%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $      249     $      317
Ratio of Expenses to Average Net Assets(2)                           1.45%          1.40%
Ratio of Net Investment Income (Loss) to Average Net Assets         (0.82)%        (0.86)%
Portfolio Turnover Rate                                            134.42%        113.62%

(1) ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 10.58% FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND 9.65%, 9.20%, 20.77%, 14.46% AND 13.96% FOR THE YEARS ENDED OCTOBER 31, 2004, 2003, 2002,
    2001 AND 2000, RESPECTIVELY.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LARGE CAP VALUE FUND

Financial Highlights -- I Class

                                                                 SIX MONTHS
                                                                   ENDED                      YEAR ENDED OCTOBER 31,
                                                               APRIL 30, 2005        ----------------------------------------
                                                                 (UNAUDITED)            2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $        13.64        $    12.09     $     9.75     $    10.99
                                                               --------------        ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(3)                                                 0.06              0.10           0.08           0.09
Net Realized and Unrealized Gain (Loss) on Investments                   0.31              1.52           2.36          (1.25)
                                                               --------------        ----------     ----------     ----------
Total from Investment Operations                                         0.37              1.62           2.44          (1.16)
                                                               --------------        ----------     ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                                (0.13)            (0.07)         (0.10)         (0.08)
                                                               --------------        ----------     ----------     ----------
Net Asset Value per Share, End of Period                       $        13.88        $    13.64     $    12.09     $     9.75
                                                               ==============        ==========     ==========     ==========
Total Return                                                             2.70%(2)         13.40%         25.26%        (10.68)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $       89,229        $  118,025     $  107,731     $  112,716
Ratio of Expenses to Average Net Assets                                  0.75%(1)          0.74%          0.79%          0.72%
Ratio of Net Investment Income to Average Net Assets                     0.84%(1)          0.77%          0.74%          0.80%
Portfolio Turnover Rate                                                 22.24%(2)         49.31%         60.52%         57.35%

                                                                 YEAR ENDED OCTOBER 31,
                                                               -------------------------
                                                                  2001           2000
----------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $    14.12     $    11.82
                                                               ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(3)                                             0.08           0.10
Net Realized and Unrealized Gain (Loss) on Investments              (3.12)          2.31
                                                               ----------     ----------
Total from Investment Operations                                    (3.04)          2.41
                                                               ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                            (0.09)         (0.11)
                                                               ----------     ----------
Net Asset Value per Share, End of Period                       $    10.99     $    14.12
                                                               ==========     ==========
Total Return                                                       (21.62)%        20.46%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $  137,425     $  134,388
Ratio of Expenses to Average Net Assets                              0.72%          0.79%
Ratio of Net Investment Income to Average Net Assets                 0.67%          0.75%
Portfolio Turnover Rate                                             82.83%        108.54%

(1) ANNUALIZED.
(2) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(3) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                 SIX MONTHS
                                                                   ENDED                      YEAR ENDED OCTOBER 31,
                                                               APRIL 30, 2005        ----------------------------------------
                                                                 (UNAUDITED)            2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $        13.57        $    12.05     $     9.72     $    10.95
                                                               --------------        ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(5)                                                 0.01              0.01           0.01           0.01
Net Realized and Unrealized Gain (Loss) on Investments                   0.32              1.51           2.36          (1.24)
                                                               --------------        ----------     ----------     ----------
Total from Investment Operations                                         0.33              1.52           2.37          (1.23)
                                                               --------------        ----------     ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                                (0.06)               --          (0.04)            --
                                                               --------------        ----------     ----------     ----------
Net Asset Value per Share, End of Period                       $        13.84        $    13.57     $    12.05     $     9.72
                                                               ==============        ==========     ==========     ==========
Total Return                                                             2.40%(3)         12.62%         24.48%        (11.23)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $        8,806        $    6,800     $    3,916     $    2,885
Ratio of Expenses to Average Net Assets(2)                               1.41%(1)          1.42%          1.40%          1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets              0.21%(1)          0.10%          0.07%          0.13%
Portfolio Turnover Rate                                                 22.24%(3)         49.31%         60.52%         57.35%

                                                                 YEAR ENDED OCTOBER 31,
                                                               -------------------------
                                                                  2001           2000
----------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $    14.10     $    11.79
                                                               ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(5)                                               --(4)        0.02
Net Realized and Unrealized Gain (Loss) on Investments              (3.12)          2.34
                                                               ----------     ----------
Total from Investment Operations                                    (3.12)          2.36
                                                               ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                            (0.03)         (0.05)
                                                               ----------     ----------
Net Asset Value per Share, End of Period                       $    10.95     $    14.10
                                                               ==========     ==========
Total Return                                                       (22.19)%        20.04%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $    2,631     $    3,829
Ratio of Expenses to Average Net Assets(2)                           1.40%          1.28%
Ratio of Net Investment Income (Loss) to Average Net Assets         (0.01)%         0.13%
Portfolio Turnover Rate                                             82.83%        108.54%

(1) ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.53% FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND 1.84%, 2.42%, 2.32%, 1.90% AND 5.05% FOR THE YEARS ENDED OCTOBER 31, 2004, 2003, 2002,
    2001 AND 2000, RESPECTIVELY.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4) AMOUNT ROUNDS TO LESS THAN $0.01.
(5) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                                                           NOVEMBER 1, 2002
                                                                                                           (COMMENCEMENT OF
                                                                      SIX MONTHS                             OFFERING OF
                                                                        ENDED              YEAR ENDED       K CLASS SHARES)
                                                                    APRIL 30, 2005         OCTOBER 31,         THROUGH
                                                                     (UNAUDITED)              2004         OCTOBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                      $        13.70        $      12.09     $           9.75
                                                                    --------------        ------------     ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(5)                                               0.06                0.10                (0.03)
Net Realized and Unrealized Gain on Investments                               0.32                1.51                 2.37
                                                                    --------------        ------------     ----------------
Total from Investment Operations                                              0.38                1.61                 2.34
                                                                    --------------        ------------     ----------------
Net Asset Value per Share, End of Period                            $        14.08        $      13.70     $          12.09
                                                                    ==============        ============     ================
Total Return                                                                  2.70%(3)           13.32%               24.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)(4)                         $           --        $         --     $             --
Ratio of Expenses to Average Net Assets(2)                                    1.40%(1)            1.42%                1.40%
Ratio of Net Investment Income (Loss) to Average Net Assets                   0.17%(1)            0.76%               (0.24)%
Portfolio Turnover Rate                                                      22.24%(3)           49.31%               60.52%

(1) ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. PLUS 0.25% OF THE FUND/CLASS AVERAGE DAILY NET ASSETS. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2,562.91% FOR THE SIX MONTHS ENDED APRIL 30, 2005, 2,294.74% FOR THE YEAR ENDED OCTOBER 31, 2004 AND 2.19% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31,2003.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4) AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(5) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO OPPORTUNITY FUND

Financial Highlights -- I Class

                                                                 SIX MONTHS                  YEAR ENDED
                                                                    ENDED                    OCTOBER 31,
                                                               APRIL 30, 2005        -------------------------
                                                                (UNAUDITED)             2004           2003
--------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning
  of Period                                                    $        13.29        $    12.00     $     8.70
                                                               --------------        ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                                   (0.02)(5)         (0.06)(5)      (0.04)(5)
Net Realized and Unrealized Gain (Loss)
  on Investments                                                         0.18              1.43           3.34
                                                               --------------        ----------     ----------
Total from Investment Operations                                         0.16              1.37           3.30
                                                               --------------        ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                    (0.92)            (0.08)            --
                                                               --------------        ----------     ----------
Net Asset Value per Share, End of Period                       $        12.53        $    13.29     $    12.00
                                                               ==============        ==========     ==========
Total Return                                                             0.70%(4)         11.47%         37.93%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $       31,395        $   28,299     $   23,417
Ratio of Expenses to Average Net Assets                                  1.22%(2)          1.31%          1.40%
Ratio of Net Investment (Loss) to Average
  Net Assets                                                            (0.23)%(2)        (0.48)%        (0.41)%
Portfolio Turnover Rate                                                 22.23%(4)         51.62%         55.68%


                                                            DECEMBER 1, 2001                 YEAR ENDED NOVEMBER 30,
                                                                THROUGH              ----------------------------------------
                                                            OCTOBER 31, 2002           2001(6)        2000(6)        1999(6)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning
  of Period                                                    $    10.41            $     9.30     $     7.03     $     5.91
                                                               ----------            ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                               (0.03)(5)             (0.03)         (0.02)         (0.02)
Net Realized and Unrealized Gain (Loss)
  on Investments                                                    (1.07)                 1.43           2.29           1.14
                                                               ----------            ----------     ----------     ----------
Total from Investment Operations                                    (1.10)                 1.40           2.27           1.12
                                                               ----------            ----------     ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                (0.61)                (0.29)            --             --
                                                               ----------            ----------     ----------     ----------
Net Asset Value per Share, End of Period                       $     8.70            $    10.41     $     9.30     $     7.03
                                                               ==========            ==========     ==========     ==========
Total Return                                                       (11.36)%(1)            15.38%         32.32%         19.04%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $   15,150            $   10,055     $    8,631     $    9,339
Ratio of Expenses to Average Net Assets                              1.15%(2)(3)           1.27%          1.30%          1.27%
Ratio of Net Investment (Loss) to Average
  Net Assets                                                        (0.27)%(2)            (0.35)%        (0.21)%        (0.35)%
Portfolio Turnover Rate                                             41.83%(1)            111.00%        164.00%        150.00%

(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2) ANNUALIZED.
(3) FOR THE PERIOD FROM DECEMBER 17, 2001 (THE MERGER DATE) THROUGH DECEMBER 31, 2002, THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED 1.17% OF THE FUND'S AVERAGE DAILY NET ASSETS AS STIPULATED UNDER THE MERGER PROXY STATEMENT. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.31% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(6) REFLECTS THE I CLASS OF THE FORMER SG COWEN OPPORTUNITY FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                 SIX MONTHS                  YEAR ENDED
                                                                    ENDED                    OCTOBER 31,
                                                               APRIL 30, 2005        -------------------------
                                                                (UNAUDITED)             2004           2003
--------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning
  of Period                                                    $        13.20        $    11.96     $     8.69
                                                               --------------        ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                                   (0.04)(5)         (0.11)(5)      (0.05)(5)
Net Realized and Unrealized Gain (Loss)
  on Investments                                                         0.18              1.43           3.32
                                                               --------------        ----------     ----------
Total from Investment Operations                                         0.14              1.32           3.27
                                                               --------------        ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                    (0.92)            (0.08)            --
                                                               --------------        ----------     ----------
Net Asset Value per Share, End of Period                       $        12.42        $    13.20     $    11.96
                                                               ==============        ==========     ==========
Total Return                                                             0.54%(4)         11.09%         37.63%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $       46,050        $   36,392     $   24,042
Ratio of Expenses to Average Net Assets                                  1.55%(2)          1.65%(3)       1.50%(3)
Ratio of Net Investment (Loss) to Average
  Net Assets                                                            (0.56)%(2)        (0.82)%        (0.51)%
Portfolio Turnover Rate                                                 22.23%(4)         51.62%         55.68%

                                                            DECEMBER 1, 2001                 YEAR ENDED NOVEMBER 30,
                                                                THROUGH              ----------------------------------------
                                                            OCTOBER 31, 2002           2001(6)        2000(6)        1999(6)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning
  of Period                                                    $    10.43            $     9.38     $     7.11     $     6.00
                                                               ----------            ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                               (0.04)(5)             (0.08)         (0.05)         (0.04)
Net Realized and Unrealized Gain (Loss)
  on Investments                                                    (1.09)                 1.43           2.32           1.15
                                                               ----------            ----------     ----------     ----------
Total from Investment Operations                                    (1.13)                 1.35           2.27           1.11
                                                               ----------            ----------     ----------     ----------
LESS DISTRIBUTIONS:

Distributions from Net Realized Gain                                (0.61)                (0.30)            --             --
                                                               ----------            ----------     ----------     ----------
Net Asset Value per Share, End of Period                       $     8.69            $    10.43     $     9.38     $     7.11
                                                               ==========            ==========     ==========     ==========
Total Return                                                       (11.46)%(1)            14.75%         31.88%         18.61%
RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                       $   19,551            $   20,428     $   19,700     $   19,787
Ratio of Expenses to Average Net Assets                              1.31%(2)(3)           1.59%          1.61%          1.59%
Ratio of Net Investment (Loss) to Average
  Net Assets                                                        (0.43)%(2)            (0.68)%        (0.52)%        (0.67)%
Portfolio Turnover Rate                                             41.83%(1)            111.00%        164.00%        150.00%


(1) FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2) ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. FOR THE PERIOD BEGINNING AFTER JANUARY 1, 2003. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. FOR THE PERIOD FROM DECEMBER 17, 2001 (THE MERGER DATE) THROUGH DECEMBER 31, 2002, THE OPERATING EXPENSES WERE LIMITED TO 1.32% OF THE FUND'S AVERAGE DAILY NET ASSETS AS STIPULATED UNDER THE MERGER PROXY STATEMENT. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.69% AND 1.79% FOR THE YEARS ENDED OCTOBER 31, 2004 AND 2003, RESPECTIVELY, AND 1.78% FOR THE PERIOD DECEMBER 1, 2001 THROUGH OCTOBER 31, 2002.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(6) REFLECTS THE A CLASS OF THE FORMER SG COWEN OPPORTUNITY FUND ADJUSTED FOR THE EXCHANGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                                                           NOVEMBER 1, 2002
                                                                                                           (COMMENCEMENT OF
                                                                      SIX MONTHS                             OFFERING OF
                                                                        ENDED              YEAR ENDED       K CLASS SHARES)
                                                                    APRIL 30, 2005         OCTOBER 31,         THROUGH
                                                                     (UNAUDITED)              2004         OCTOBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                      $        13.37        $      12.00     $           8.70
                                                                    --------------        ------------     ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                                                     (0.06)              (0.02)               (0.04)
Net Realized and Unrealized Gain on Investments                               0.18                1.39                 3.34
                                                                    --------------        ------------     ----------------
Total from Investment Operations                                              0.12                1.37                 3.30
                                                                    --------------        ------------     ----------------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                         (0.92)                 --                   --
                                                                    --------------        ------------     ----------------
Net Asset Value per Share, End of Period                            $        12.57        $      13.37     $          12.00
                                                                    ==============        ============     ================
Total Return                                                                  0.38%(3)           11.42%               37.93%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                            $        1,875        $         80             $     --(4)
Ratio of Expenses to Average Net Assets(2)                                    1.91%(1)            1.90%                1.35%
Ratio of Net Investment (Loss) to Average Net Assets                         (0.87)%(1)          (0.18)%              (0.45)%
Portfolio Turnover Rate                                                      22.23%(3)           51.62%               55.68%

(1) ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. PLUS 0.25% OF THE FUND/CLASS AVERAGE DAILY NET ASSETS. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 3.38% FOR THE SIX MONTHS ENDED APRIL 30, 2005, 1,300.23% FOR THE YEAR ENDED OCTOBER 31, 2004 AND 1.86% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4) AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(5) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT EQUITIES FUND

Financial Highlights -- I Class

                                                                 SIX MONTHS
                                                                   ENDED                      YEAR ENDED OCTOBER 31,
                                                               APRIL 30, 2005        ----------------------------------------
                                                                 (UNAUDITED)            2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $        17.79        $    17.00     $    11.73     $    14.45
                                                               --------------        ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(4)                                         (0.05)            (0.10)         (0.08)         (0.08)
Net Realized and Unrealized Gain (Loss)
  on Investments                                                        (0.55)             0.89           5.35          (2.64)
                                                               --------------        ----------     ----------     ----------
Total from Investment Operations                                        (0.60)             0.79           5.27          (2.72)
                                                               --------------        ----------     ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                       --                --             --             --
                                                               --------------        ----------     ----------     ----------
Net Asset Value per Share, End of Period                       $        17.19        $    17.79     $    17.00     $    11.73
                                                               ==============        ==========     ==========     ==========
Total Return                                                            (3.37)%(3)         4.65%         44.93%        (18.82)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $    2,627,849        $2,519,200     $1,946,180     $  983,646
Ratio of Expenses to Average Net Assets                                  0.85%(1)          0.86%          0.89%          0.86%
Ratio of Net Investment (Loss) to Average
  Net Assets                                                            (0.54)%(1)        (0.55)%        (0.56)%        (0.56)%
Portfolio Turnover Rate                                                  8.75%(3)         14.41%         22.16%          3.31%

                                                                 YEAR ENDED OCTOBER 31,
                                                               -------------------------
                                                                  2001           2000
----------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $    25.68     $    20.69
                                                               ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(4)                                     (0.09)         (0.08)
Net Realized and Unrealized Gain (Loss)
  on Investments                                                    (9.82)          5.99
                                                               ----------     ----------
Total from Investment Operations                                    (9.91)          5.91
                                                               ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                (1.32)         (0.92)
                                                               ----------     ----------
Net Asset Value per Share, End of Period                       $    14.45     $    25.68
                                                               ==========     ==========
Total Return                                                       (40.36)%        29.38%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $  787,637     $  607,897
Ratio of Expenses to Average Net Assets                              0.87%          0.85%(2)
Ratio of Net Investment (Loss) to Average
  Net Assets                                                        (0.52)%        (0.31)%
Portfolio Turnover Rate                                             12.25%         52.37%

(1) ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 0.86% FOR THE YEAR ENDED OCTOBER 31, 2000.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                 SIX MONTHS
                                                                   ENDED                      YEAR ENDED OCTOBER 31,
                                                               APRIL 30, 2005        ----------------------------------------
                                                                 (UNAUDITED)            2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $        17.46        $    16.75     $    11.59     $    14.32
                                                               --------------        ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(3)                                                (0.08)            (0.15)         (0.13)         (0.12)
Net Realized and Unrealized Gain (Loss)
  on Investments                                                        (0.54)             0.86           5.29          (2.61)
                                                               --------------        ----------     ----------     ----------
Total from Investment Operations                                        (0.62)             0.71           5.16          (2.73)
                                                               --------------        ----------     ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                       --                --             --             --
                                                               --------------        ----------     ----------     ----------
Net Asset Value per Share, End of Period                       $        16.84        $    17.46     $    16.75     $    11.59
                                                               ==============        ==========     ==========     ==========
Total Return                                                            (3.55)%(2)         4.24%         44.52%        (19.06)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $    1,083,106        $1,215,148     $  754,060     $  281,539
Ratio of Expenses to Average Net Assets                                  1.17%(1)          1.20%          1.25%          1.18%
Ratio of Net Investment (Loss) to Average
  Net Assets                                                            (0.85)%(1)        (0.89)%        (0.93)%        (0.88)%
Portfolio Turnover Rate                                                  8.75%(2)         14.41%         22.16%          3.31%

                                                                 YEAR ENDED OCTOBER 31,
                                                               -------------------------
                                                                  2001           2000
----------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $    25.56     $    20.67
                                                               ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(3)                                            (0.15)         (0.16)
Net Realized and Unrealized Gain (Loss)
  on Investments                                                    (9.77)          5.97
                                                               ----------     ----------
Total from Investment Operations                                    (9.92)          5.81
                                                               ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                (1.32)         (0.92)
                                                               ----------     ----------
Net Asset Value per Share, End of Period                       $    14.32     $    25.56
                                                               ==========     ==========
Total Return                                                       (40.58)%        28.92%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $  191,638     $  156,804
Ratio of Expenses to Average Net Assets                              1.20%          1.17%
Ratio of Net Investment (Loss) to Average
  Net Assets                                                        (0.84)%        (0.64)%
Portfolio Turnover Rate                                             12.25%         52.37%

(1) ANNUALIZED.
(2) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(3) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                                                                 AUGUST 6, 2001
                                                                                                                (COMMENCEMENT OF
                                                         SIX MONTHS                    YEAR ENDED                  OFFERING OF
                                                           ENDED                       OCTOBER 31,               K CLASS SHARES)
                                                       APRIL 30, 2005     -------------------------------------      THROUGH
                                                        (UNAUDITED)          2004          2003          2002    OCTOBER 31, 2001
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period           $   17.76        $   17.01     $   11.73     $   14.45     $   17.36
                                                         ---------        ---------     ---------     ---------     ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(6)                                     (0.13)           (0.24)        (0.05)        (0.07)        (0.02)
Net Realized and Unrealized Gain (Loss) on Investments       (0.54)            0.99          5.33         (2.65)        (2.89)
                                                         ---------        ---------     ---------     ---------     ---------
Total from Investment Operations                             (0.67)            0.75          5.28         (2.72)        (2.91)
                                                         ---------        ---------     ---------     ---------     ---------
Net Asset Value per Share, End of Period                 $   17.09        $   17.76     $   17.01     $   11.73     $   14.45
                                                         =========        =========     =========     =========     =========
Total Return                                                 (3.77)%(4)        4.41%        45.01%       (18.82)%      (16.76)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                 $     624        $      54     $      --(5)  $      --(5)  $      --(5)
Ratio of Expenses to Average Net Assets(3)                    1.76%(2)         1.82%         1.62%         1.53%         1.46%(2)
Ratio of Net Investment (Loss) to Average Net Assets         (1.45)%(2)       (1.35)%       (0.38)%       (0.47)%       (0.45)%(2)
Portfolio Turnover Rate                                       8.75%(4)        14.41%        22.16%         3.31%        12.25%(7)

(1) FOR THE PERIOD AUGUST 6, 2001 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2) ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. PLUS 0.25% OF THE FUND/CLASS AVERAGE DAILY NET ASSETS. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 6.77% FOR THE SIX MONTHS ENDED APRIL 30, 2005, 602.14%, 11,965.87% AND 9,126.31% FOR
    THE YEARS ENDED OCTOBER 31, 2004, 2003, AND 2002, RESPECTIVELY, AND 8,797.65% FOR THE PERIOD AUGUST 6, 2001 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2001.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5) AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(6) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(7) REPRESENTS THE FUND'S TURNOVER FOR THE YEAR ENDED OCTOBER 31, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP GROWTH FUND

Financial Highlights -- I Class

                                                                 SIX MONTHS
                                                                   ENDED                       YEAR ENDED OCTOBER 31,
                                                               APRIL 30, 2005        ----------------------------------------
                                                                 (UNAUDITED)            2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $        14.71        $    14.74     $    10.23     $    15.28
                                                               --------------        ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(3)                                                (0.08)            (0.10)         (0.13)         (0.16)
Net Realized and Unrealized Gain (Loss) on Investments                  (0.56)             0.07           4.64          (4.89)
                                                               --------------        ----------     ----------     ----------
Total from Investment Operations                                        (0.64)            (0.03)          4.51          (5.05)
                                                               --------------        ----------     ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                       --                --             --             --
                                                               --------------        ----------     ----------     ----------
Net Asset Value per Share, End of Period                       $        14.07        $    14.71     $    14.74     $    10.23
                                                               ==============        ==========     ==========     ==========
Total Return                                                            (4.35)%(2)        (0.20)%        44.08%        (33.05)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $       31,852        $   60,251     $   97,783     $   71,362
Ratio of Expenses to Average Net Assets                                  1.30%(1)          1.20%          1.26%          1.19%
Ratio of Net Investment (Loss) to Average Net Assets                    (1.09)%(1)        (0.67)%        (1.13)%        (1.09)%
Portfolio Turnover Rate                                                 37.06%(2)         42.56%         84.70%         29.01%

                                                                 YEAR ENDED OCTOBER 31,
                                                               -------------------------
                                                                   2001          2000
----------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $    37.71     $    30.81
                                                               ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(3)                                            (0.15)         (0.32)
Net Realized and Unrealized Gain (Loss) on Investments             (21.54)          9.29
                                                               ----------     ----------
Total from Investment Operations                                   (21.69)          8.97
                                                               ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                (0.74)         (2.07)
                                                               ----------     ----------
Net Asset Value per Share, End of Period                       $    15.28     $    37.71
                                                               ==========     ==========
Total Return                                                       (58.44)%        28.91%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $  143,672     $  375,377
Ratio of Expenses to Average Net Assets                              1.14%          1.12%
Ratio of Net Investment (Loss) to Average Net Assets                (0.64)%        (0.74)%
Portfolio Turnover Rate                                             29.24%         50.94%

(1) ANNUALIZED.
(2) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(3) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                 SIX MONTHS
                                                                    ENDED                       YEAR ENDED OCTOBER 31,
                                                               APRIL 30, 2005        ----------------------------------------
                                                                 (UNAUDITED)            2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $        14.44        $    14.53     $    10.13     $    15.16
                                                               --------------        ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(4)                                                (0.12)            (0.15)         (0.18)         (0.19)
Net Realized and Unrealized Gain (Loss) on Investments                  (0.54)             0.06           4.58          (4.84)
                                                               --------------        ----------     ----------     ----------
Total from Investment Operations                                        (0.66)            (0.09)          4.40          (5.03)
                                                               --------------        ----------     ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                       --                --             --             --
                                                               --------------        ----------     ----------     ----------
Net Asset Value per Share, End of Period                       $        13.78        $    14.44     $    14.53     $    10.13
                                                               ==============        ==========     ==========     ==========
Total Return                                                            (4.57)%(3)        (0.62)%        43.43%        (33.22)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $       29,810        $   79,219     $   81,834     $   52,656
Ratio of Expenses to Average Net Assets                                  1.79%(1)          1.60%          1.68%          1.47%
Ratio of Net Investment (Loss) to Average Net Assets                    (1.57)%(1)        (1.00)%        (1.55)%        (1.37)%
Portfolio Turnover Rate                                                 37.06%(3)         42.56%         84.70%         29.01%

                                                                 YEAR ENDED OCTOBER 31,
                                                               -------------------------
                                                                  2001           2000
----------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $    37.54     $    30.74
                                                               ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(4)                                            (0.21)         (0.43)
Net Realized and Unrealized Gain (Loss) on Investments             (21.43)          9.30
                                                               ----------     ----------
Total from Investment Operations                                   (21.64)          8.87
                                                               ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                (0.74)         (2.07)
                                                               ----------     ----------
Net Asset Value per Share, End of Period                       $    15.16     $    37.54
                                                               ==========     ==========
Total Return                                                       (58.54)%        28.56%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $   72,209     $   92,621
Ratio of Expenses to Average Net Assets                              1.44%          1.42%(2)
Ratio of Net Investment (Loss) to Average Net Assets                (0.95)%        (1.02)%
Portfolio Turnover Rate                                             29.24%         50.94%

(1) ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.44% FOR THE YEAR ENDED OCTOBER 31, 2000.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                                            NOVEMBER 1, 2002
                                                                                            (COMMENCEMENT OF
                                                          SIX MONTHS                           OFFERING OF
                                                             ENDED            YEAR ENDED     K CLASS SHARES)
                                                        APRIL 30, 2005        OCTOBER 31,       THROUGH
                                                          (UNAUDITED)            2004       OCTOBER 31, 2003
------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period           $      14.71        $      14.74     $      10.23
                                                         ------------        ------------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                                        (0.09)              (0.08)           (0.14)
Net Realized and Unrealized Gain (Loss) on Investments          (0.55)               0.05             4.65
                                                         ------------        ------------     ------------
Total from Investment Operations                                (0.64)              (0.03)            4.51
                                                         ------------        ------------     ------------
Net Asset Value per Share, End of Period                 $      14.07        $      14.71     $      14.74
                                                         ============        ============     ============
Total Return                                                    (4.42)%(3)          (0.20)%          44.08%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)(4)              $         --        $         --     $         --
Ratio of Expenses to Average Net Assets(2)                       1.82%(1)            1.80%            1.74%
Ratio of Net Investment (Loss) to Average Net Assets            (1.14)%(1)          (0.55)%          (1.18)%
Portfolio Turnover Rate                                         37.06%(3)           42.56%           84.70%

(1) ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2,539.48% FOR THE SIX MONTHS ENDED APRIL 30, 2005, 2,135.47% FOR THE YEAR ENDED OCTOBER 31, 2004 AND 2.24% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4) AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(6) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO VALUE ADDED FUND

Financial Highlights -- I Class


                                            SIX MONTHS
                                               ENDED                                YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2005         -------------------------------------------------------------
                                            (UNAUDITED)             2004           2003              2002              2001
                                          ------------------------------------------------------------------------------------
Net Asset Value per Share,
   Beginning of Period                      $    13.59           $    13.80     $     8.43        $    10.99        $    10.97
                                            ----------           ----------     ----------        ----------        ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(6)                         (0.08)               (0.13)         (0.12)            (0.13)            (0.10)
Net Realized and Unrealized Gain (Loss)
   on Investments                                (0.10)                0.04           5.49             (2.40)             0.36
                                            ----------           ----------     ----------        ----------        ----------
Total from Investment Operations                 (0.18)               (0.09)          5.37             (2.53)             0.26
                                            ----------           ----------     ----------        ----------        ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain             (1.46)               (0.12)            --             (0.03)            (0.24)
                                            ----------           ----------     ----------        ----------        ----------
Net Asset Value per Share, End of Period    $    11.95           $    13.59     $    13.80        $     8.43        $    10.99
                                            ==========           ==========     ==========        ==========        ==========
Total Return                                     (2.75)%(4)           (0.64)%        63.70%           (23.12)%            2.43%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)    $   32,273           $   35,609     $   34,924        $   11,688        $    4,174
Ratio of Expenses to Average Net Assets           1.61%(2)(3)          1.50%          1.61%(3)          1.56%(3)          1.58%(3)
Ratio of Net Investment (Loss) to
   Average Net Assets                            (1.14)%(2)           (0.91)%        (1.16)%           (1.14)%           (0.85)%
Portfolio Turnover Rate                          31.09%(4)            71.97%         67.67%            72.35%            77.09%

                                                JUNE 14, 2000
                                                (COMMENCEMENT
                                                OF OPERATIONS)
                                                  THROUGH
                                              OCTOBER 31, 2000
--------------------------------------------------------------
Net Asset Value per Share,
   Beginning of Period                           $    10.00
                                                 ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(6)                                 --
Net Realized and Unrealized Gain (Loss)
   on Investments                                      0.97
                                                 ----------
Total from Investment Operations                       0.97
                                                 ----------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                     --
                                                 ----------
Net Asset Value per Share, End of Period         $    10.97
                                                 ==========
Total Return                                           9.70%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)         $    1,078
Ratio of Expenses to Average Net Assets                1.55%(2)(3)
Ratio of Net Investment (Loss) to
   Average Net Assets                                    --%(2)(5)
Portfolio Turnover Rate                               32.18%(1)

(1) FOR THE PERIOD JUNE 14, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2) ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.64% FOR THE SIX MONTHS ENDED APRIL 30, 2005, 1.64%, 1.89% AND 6.09% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002 AND 2001, RESPECTIVELY, AND 7.52% FOR THE PERIOD JUNE 14, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5) RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS IS LESS THAN 0.01%.
(6) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                                              MAY 1, 2002
                                                                                                           (COMMENCEMENT OF
                                                              SIX MONTHS                YEAR ENDED            OFFERING OF
                                                                ENDED                   OCTOBER 31,         N CLASS SHARES)
                                                            APRIL 30, 2005      -------------------------        THROUGH
                                                              (UNAUDITED)          2004           2003      OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                $    13.71        $    13.80     $     8.43      $    14.11
                                                              ----------        ----------     ----------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(6)                                     0.11             (0.11)         (0.14)          (0.05)
Net Realized and Unrealized Gain (Loss) on Investments             (0.29)             0.02           5.51           (5.63)
                                                              ----------        ----------     ----------      ----------
Total from Investment Operations                                   (0.18)            (0.09)          5.37           (5.68)
                                                              ----------        ----------     ----------      ----------
Net Asset Value per Share, End of Period                      $    13.53        $    13.71     $    13.80      $     8.43
                                                              ==========        ==========     ==========      ==========
Total Return                                                       (1.39)%(4)        (0.65)%        63.70%         (40.26)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)(5)                   $       --        $       --     $       --      $       --
Ratio of Expenses to Average Net Assets(3)                          1.61%(2)          1.67%          1.64%           1.48%(2)
Ratio of Net Investment Income (Loss) to Average Net Assets         1.53%(2)         (0.76)%        (1.34)%         (0.89)%(2)
Portfolio Turnover Rate                                            31.09%(4)         71.97%         67.67%          72.35%(7)

(1) FOR THE PERIOD MAY 1, 2002 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2) ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 6,723.49% FOR THE SIX MONTHS ENDED APRIL 30, 2005, 6,789.72% AND 11,978.69% FOR THE YEARS ENDED OCTOBER 31, 2004 AND 2003, RESPECTIVELY, AND 10,222.16% FOR THE PERIOD MAY 1, 2002 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2002.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5) AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(6) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(7) REPRESENTS THE FUND'S TURNOVER FOR THE YEAR ENDED OCTOBER 31, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                                                  NOVEMBER 1, 2002
                                                                                                  (COMMENCEMENT OF
                                                              SIX MONTHS                             OFFERING OF
                                                                 ENDED          YEAR ENDED         K CLASS SHARES)
                                                            APRIL 30, 2005      OCTOBER 31,            THROUGH
                                                              (UNAUDITED)           2004          OCTOBER 31, 2003
------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                $    13.71        $    13.80           $     8.43
                                                              ----------        ----------           ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(5)                                     0.11             (0.12)               (0.12)
Net Realized and Unrealized Gain (Loss) on Investments             (0.29)             0.03                 5.49
                                                              ----------        ----------           ----------
Total from Investment Operations                                   (0.18)            (0.09)                5.37
                                                              ----------        ----------           ----------
Net Asset Value per Share, End of Period                      $    13.53        $    13.71           $    13.80
                                                              ==========        ==========           ==========
Total Return                                                       (1.31)%(3)        (0.65)%              63.70%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)(4)                   $       --        $       --           $       --
Ratio of Expenses to Average Net Assets(2)                          1.61%(1)          1.67%                1.64%
Ratio of Net Investment Income (Loss) to Average Net Assets         1.49%(1)         (0.80)%              (1.19)%
Portfolio Turnover Rate                                            31.09%(3)         71.97%               67.67%

(1) ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. PLUS 0.25% OF THE FUND/CLASS AVERAGE DAILY NET ASSETS. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2,189.00% FOR THE SIX MONTHS ENDED APRIL 30, 2005, 1,816.03% FOR THE YEAR ENDED OCTOBER 31, 2004 AND 2.59% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4) AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(5) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO VALUE OPPORTUNITIES FUND

Financial Highlights -- I Class

                                                                 SIX MONTHS
                                                                    ENDED                     YEAR ENDED OCTOBER 31,
                                                               APRIL 30, 2005        ----------------------------------------
                                                                 (UNAUDITED)            2004           2003            2002
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                 $        20.81        $    19.27     $    13.05     $    15.94
                                                               --------------        ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(3)                                         (0.02)            (0.03)         (0.04)         (0.06)
Net Realized and Unrealized Gain (Loss) on Investments                   0.74              1.57           6.26          (2.67)
                                                               --------------        ----------     ----------     ----------
Total from Investment Operations                                         0.72              1.54           6.22          (2.73)
                                                               --------------        ----------     ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                                   --                --             --             --
Distributions from Net Realized Gain                                    (0.30)               --             --          (0.16)
                                                               --------------        ----------     ----------     ----------
Total Distributions                                                     (0.30)               --             --          (0.16)
                                                               --------------        ----------     ----------     ----------
Net Asset Value per Share, End of Period                       $        21.23        $    20.81     $    19.27     $    13.05
                                                               ==============        ==========     ==========     ==========
Total Return                                                             3.40%(2)          7.99%         47.66%        (17.39)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                       $      880,367        $  842,560     $  546,620     $  274,297
Ratio of Expenses to Average Net Assets                                  0.92%(1)          0.93%          0.98%          0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets             (0.16)%(1)        (0.14)%        (0.24)%        (0.34)%
Portfolio Turnover Rate                                                 25.98%(2)         46.33%         53.78%         84.85%


                                                                   YEAR ENDED OCTOBER 31,
                                                                 -------------------------
                                                                    2001           2000
------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                   $    14.87     $    11.23
                                                                 ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(3)                                       (0.01)          0.05
Net Realized and Unrealized Gain (Loss) on Investments                 2.38           4.80
                                                                 ----------     ----------
Total from Investment Operations                                       2.37           4.85
                                                                 ----------     ----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                              (0.06)            --
Distributions from Net Realized Gain                                  (1.24)         (1.21)
                                                                 ----------     ----------
Total Distributions                                                   (1.30)         (1.21)
                                                                 ----------     ----------
Net Asset Value per Share, End of Period                         $    15.94     $    14.87
                                                                 ==========     ==========
Total Return                                                          17.56%         47.19%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                         $  347,960     $   58,644
Ratio of Expenses to Average Net Assets                                1.02%          1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets           (0.04)%         0.41%
Portfolio Turnover Rate                                               75.80%        137.41%

(1) ANNUALIZED.
(2) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(3) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                                                   NOVEMBER 1, 2000
                                                                                                                   (COMMENCEMENT OF
                                                    SIX MONTHS                      YEAR ENDED                       OFFERING OF
                                                      ENDED                         OCTOBER 31,                    N CLASS SHARES)
                                                  APRIL 30, 2005    -------------------------------------------         THROUGH
                                                   (UNAUDITED)         2004            2003             2002       OCTOBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period     $     20.56      $     19.11     $     12.99     $     15.91      $     14.85
                                                   -----------      -----------     -----------     -----------      -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss) (4)                                (0.05)           (0.10)          (0.09)          (0.10)           (0.10)
Net Realized and Unrealized Gain (Loss) on
  Investments                                             0.74             1.55            6.21           (2.66)            2.42
                                                   -----------      -----------     -----------     -----------      -----------
Total from Investment Operations                          0.69             1.45            6.12           (2.76)            2.32
                                                   -----------      -----------     -----------     -----------      -----------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                    --               --              --              --            (0.02)
Distributions from Net Realized Gain                     (0.30)              --              --           (0.16)           (1.24)
                                                   -----------      -----------     -----------     -----------      -----------
Total Distributions                                      (0.30)              --              --           (0.16)           (1.26)
                                                   -----------      -----------     -----------     -----------      -----------
Net Asset Value per Share, End of Period           $     20.95      $     20.56     $     19.11     $     12.99      $     15.91
                                                   ===========      ===========     ===========     ===========      ===========
Total Return                                              3.29%(3)         7.59%          47.11%         (17.61)%          17.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)           $   267,740      $   313,913     $   137,795     $    82,884      $    56,327
Ratio of Expenses to Average Net Assets                   1.22%(1)         1.25%           1.33%           1.23%            1.49%(2)
Ratio of Net Investment (Loss) to Average Net
  Assets                                                 (0.46)%(1)       (0.47)%         (0.58)%         (0.62)%          (0.62)%
Portfolio Turnover Rate                                  25.98%(3)        46.33%          53.78%          84.85%           75.80%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 1.62% FOR THE PERIOD NOVEMBER 1, 2000 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2001.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                                                      NOVEMBER 1, 2002
                                                                                                      (COMMENCEMENT OF
                                                              SIX MONTHS                                OFFERING OF
                                                                ENDED                YEAR ENDED        K CLASS SHARES)
                                                            APRIL 30, 2005           OCTOBER 31,          THROUGH
                                                              (UNAUDITED)               2004          OCTOBER 31, 2003
------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period             $          20.79       $          19.27    $          13.05
                                                           ----------------       ----------------    ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)(5)                                              (0.10)                 (0.17)              (0.02)
Net Realized and Unrealized Gain on Investments                        0.74                   1.69                6.24
                                                           ----------------       ----------------    ----------------
Total from Investment Operations                                       0.64                   1.52                6.22
                                                           ----------------       ----------------    ----------------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                                  (0.30)                    --                  --
                                                           ----------------       ----------------    ----------------
Net Asset Value per Share, End of Period                   $          21.13       $          20.79    $          19.27
                                                           ================       ================    ================
Total Return                                                           3.01%(3)               7.89%              47.66%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                   $          1,351       $            470    $             --(4)
Ratio of Expenses to Average Net Assets(2)                             1.76%(1)               1.79%               1.54%
Ratio of Net Investment (Loss) to Average Net Assets                  (0.96)%(1)             (0.85)%             (0.14)%
Portfolio Turnover Rate                                               25.98%(3)              46.33%              53.78%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. PLUS 0.25% OF THE FUND/CLASS AVERAGE DAILY NET ASSETS. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 4.59% FOR THE SIX MONTHS ENDED APRIL 30, 2005, 27.33% FOR THE YEAR ENDED OCTOBER 31, 2004 AND 2.05% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. EQUITIES

TCW Galileo Funds, Inc.

Shareholder Expenses (Unaudited)                                  April 30, 2005

     As a shareholder of a TCW Galileo Fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Galileo Fund and to compare these costs with the ongoing costs of investing in other funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

     ACTUAL EXPENSES The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                           EXPENSES PAID
                                                      BEGINNING           ENDING                           DURING PERIOD
                                                    ACCOUNT VALUE     ACCOUNT VALUE       ANNUALIZED     (NOVEMBER 1, 2004
     TCW GALILEO FUNDS, INC.                      NOVEMBER 1, 2004   APRIL 30, 2005     EXPENSE RATIO    TO APRIL 30, 2005)
     -----------------------                      ----------------  ----------------  ----------------   ------------------
     TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
     I CLASS SHARES
     Actual                                       $       1,000.00  $         906.40              1.28%  $             6.02
     Hypothetical (5% return before expenses)             1,000.00          1,018.30              1.28%                6.37

     N CLASS SHARES
     Actual                                       $       1,000.00  $         904.40              1.69%  $             7.94
     Hypothetical (5% return before expenses)             1,000.00          1,016.30              1.69%                8.40

     K CLASS SHARES
     Actual                                       $       1,000.00  $         906.40              1.69%  $             7.94
     Hypothetical (5% return before expenses)             1,000.00          1,016.30              1.69%                8.40

     TCW GALILEO CONVERTIBLE SECURITIES FUND
     I CLASS SHARES
     Actual                                       $       1,000.00  $         984.50              1.32%  $             6.46
     Hypothetical (5% return before expenses)             1,000.00          1,018.10              1.32%                6.57

     TCW GALILEO DIVIDEND VALUE FUND
     I CLASS SHARES
     Actual                                       $       1,000.00  $       1,080.60              1.03%  $             5.28
     Hypothetical (5% return before expenses)             1,000.00          1,019.60              1.03%                5.13

     N CLASS SHARES
     Actual                                       $       1,000.00  $       1,078.60              1.41%  $             7.23
     Hypothetical (5% return before expenses)             1,000.00          1,017.70              1.41%                7.01

                                                                                                           EXPENSES PAID
                                                      BEGINNING           ENDING                           DURING PERIOD
                                                    ACCOUNT VALUE     ACCOUNT VALUE       ANNUALIZED     (NOVEMBER 1, 2004
     TCW GALILEO FUNDS, INC.                      NOVEMBER 1, 2004   APRIL 30, 2005     EXPENSE RATIO    TO APRIL 30, 2005)
     -----------------------                      ----------------  ----------------  ----------------   ------------------
     TCW GALILEO DIVIDEND FOCUSED FUND
     I CLASS SHARES

     Actual                                       $       1,000.00  $       1,061.80              1.13%  $             5.74
     Hypothetical (5% return before expenses)             1,000.00          1,019.10              1.13%                5.63

     N CLASS SHARES
     Actual                                       $       1,000.00  $       1,061.30              1.12%  $             5.69
     Hypothetical (5% return before expenses)             1,000.00          1,019.10              1.12%                5.58

     TCW GALILEO FOCUSED LARGE CAP VALUE FUND
     I CLASS SHARES

     Actual                                       $       1,000.00  $       1,031.00              1.40%  $             7.01
     Hypothetical (5% return before expenses)             1,000.00          1,017.80              1.40%                6.97

     N CLASS SHARES
     Actual                                       $       1,000.00  $       1,026.40              1.40%  $             7.00
     Hypothetical (5% return before expenses)             1,000.00          1,017.80              1.40%                6.97

     TCW GALILEO GROWTH EQUITIES FUND
     I CLASS SHARES

     Actual                                       $       1,000.00  $         955.90              1.69%  $             8.15
     Hypothetical (5% return before expenses)             1,000.00          1,016.30              1.69%                8.40

     N CLASS SHARES
     Actual                                       $       1,000.00  $         955.90              1.69%  $             8.15
     Hypothetical (5% return before expenses)             1,000.00          1,016.30              1.69%                8.40

     TCW GALILEO GROWTH INSIGHTS FUND
     I CLASS SHARES

     Actual                                       $       1,000.00  $         990.40              1.69%  $             8.29
     Hypothetical (5% return before expenses)             1,000.00          1,016.30              1.69%                8.40

     TCW GALILEO LARGE CAP CORE FUND
     I CLASS SHARES

     Actual                                       $       1,000.00  $       1,021.50              1.44%  $             7.18
     Hypothetical (5% return before expenses)             1,000.00          1,017.60              1.44%                7.16

     N CLASS SHARES
     Actual                                       $       1,000.00  $       1,021.50              1.44%  $             7.18
     Hypothetical (5% return before expenses)             1,000.00          1,017.60              1.44%                7.16

     TCW GALILEO LARGE CAP GROWTH FUND
     I CLASS SHARES

     Actual                                       $       1,000.00  $         984.70              1.51%  $             7.39
     Hypothetical (5% return before expenses)             1,000.00          1,017.20              1.51%                7.51

     N CLASS SHARES
     Actual                                       $       1,000.00  $         984.60              1.51%  $             7.39
     Hypothetical (5% return before expenses)             1,000.00          1,017.20              1.51%                7.51

                                                                                                           EXPENSES PAID
                                                      BEGINNING           ENDING                           DURING PERIOD
                                                    ACCOUNT VALUE     ACCOUNT VALUE       ANNUALIZED     (NOVEMBER 1, 2004
     TCW GALILEO FUNDS, INC.                      NOVEMBER 1, 2004   APRIL 30, 2005     EXPENSE RATIO    TO APRIL 30, 2005)
     -----------------------                      ----------------  ----------------  ----------------   ------------------
     TCW GALILEO LARGE CAP VALUE FUND
     I CLASS SHARES

     Actual                                       $       1,000.00  $       1,027.00              0.75%  $             3.75
     Hypothetical (5% return before expenses)             1,000.00          1,021.00              0.75%                3.74

     N CLASS SHARES
     Actual                                       $       1,000.00  $       1,024.00              1.41%  $             7.04
     Hypothetical (5% return before expenses)             1,000.00          1,017.70              1.41%                7.01

     K CLASS SHARES
     Actual                                       $       1,000.00  $       1,027.00              1.40%  $             7.00
     Hypothetical (5% return before expenses)             1,000.00          1,017.80              1.40%                6.97

     TCW GALILEO OPPORTUNITY FUND
     I CLASS SHARES

     Actual                                       $       1,000.00  $       1,007.00              1.22%  $             6.04
     Hypothetical (5% return before expenses)             1,000.00          1,018.60              1.22%                6.07

     N CLASS SHARES
     Actual                                       $       1,000.00  $       1,005.40              1.55%  $             7.66
     Hypothetical (5% return before expenses)             1,000.00          1,017.00              1.55%                7.71

     K CLASS SHARES
     Actual                                       $       1,000.00  $       1,003.80              1.91%  $             9.44
     Hypothetical (5% return before expenses)             1,000.00          1,015.20              1.91%                9.49

     TCW GALILEO SELECT EQUITIES FUND
     I CLASS SHARES

     Actual                                       $       1,000.00  $         966.30              0.85%  $             4.12
     Hypothetical (5% return before expenses)             1,000.00          1,020.50              0.85%                4.23

     N CLASS SHARES
     Actual                                       $       1,000.00  $         964.50              1.17%  $             5.67
     Hypothetical (5% return before expenses)             1,000.00          1,018.90              1.17%                5.82

     K CLASS SHARES
     Actual                                       $       1,000.00  $         962.30              1.76%  $             8.52
     Hypothetical (5% return before expenses)             1,000.00          1,016.00              1.76%                8.75

     TCW GALILEO SMALL CAP GROWTH FUND
     I CLASS SHARES

     Actual                                       $       1,000.00  $         956.50              1.30%  $             6.27
     Hypothetical (5% return before expenses)             1,000.00          1,018.20              1.30%                6.47

     N CLASS SHARES
     Actual                                       $       1,000.00  $         954.30              1.79%  $             8.63
     Hypothetical (5% return before expenses)             1,000.00          1,015.80              1.79%                8.90

     K CLASS SHARES
     Actual                                       $       1,000.00  $         955.80              1.82%  $             8.78
     Hypothetical (5% return before expenses)             1,000.00          1,015.70              1.82%                9.05

                                                                                                           EXPENSES PAID
                                                      BEGINNING           ENDING                           DURING PERIOD
                                                    ACCOUNT VALUE     ACCOUNT VALUE       ANNUALIZED     (NOVEMBER 1, 2004
     TCW GALILEO FUNDS, INC.                      NOVEMBER 1, 2004   APRIL 30, 2005     EXPENSE RATIO    TO APRIL 30, 2005)
     -----------------------                      ----------------  ----------------  ----------------   ------------------
     TCW GALILEO VALUE ADDED FUND
     I CLASS SHARES

     Actual                                       $       1,000.00  $         972.50              1.61%  $             7.83
     Hypothetical (5% return before expenses)             1,000.00          1,016.70              1.61%                8.01

     N CLASS SHARES
     Actual                                       $       1,000.00  $         986.10              1.61%  $             7.88
     Hypothetical (5% return before expenses)             1,000.00          1,016.70              1.61%                8.01

     K CLASS SHARES
     Actual                                       $       1,000.00  $         986.90              1.61%  $             7.89
     Hypothetical (5% return before expenses)             1,000.00          1,016.70              1.61%                8.01

     TCW GALILEO VALUE OPPORTUNITIES FUND
     I CLASS SHARES

     Actual                                       $       1,000.00  $       1,034.00              0.92%  $             4.61
     Hypothetical (5% return before expenses)             1,000.00          1,020.10              0.92%                4.58

     N CLASS SHARES
     Actual                                       $       1,000.00  $       1,032.90              1.22%  $             6.12
     Hypothetical (5% return before expenses)             1,000.00          1,018.60              1.22%                6.07

     K CLASS SHARES
     Actual                                       $       1,000.00  $       1,030.10              1.76%  $             8.81
     Hypothetical (5% return before expenses)             1,000.00          1,016.00              1.76%                8.75

Proxy Voting Guidelines

     The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

     DISCLOSURE OF PROXY VOTING GUIDELINES

     The proxy voting guidelines of the Advisor are available:

          1.   By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
          2.   By going to the SEC website at http://www.sec.gov.

     When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

     The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

          1.   By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
          2.   By going to the SEC website at http://www.sec.gov.

     When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

     The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

     The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

          1.   By going to the SEC website at http://www.sec.gov.; or
          2. By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

Approval of Investment Management and Advisory Agreement and Sub-Advisory Agreements

     TCW Galileo Funds, Inc. (the "Company") and TCW Investment Management Company (the "Adviser") are parties to an Investment Management and Advisory Agreement ("Advisory Agreement"), pursuant to which the Adviser is responsible for managing the investments of each separate investment series (each, a "Fund") of the Company. The Adviser has entered into agreements ("Sub-Advisory Agreements") with Societe Generale Asset Management International Limited to act as a sub-adviser to the Emerging Markets Equities and Select International Growth Equities Funds, and with SG Asset Management (Singapore) Ltd. (collectively with Societe Generale Asset Management International Limited, the "Sub-Advisers") to act as sub-adviser to the Asia Pacific Equities Fund. At a meeting held on April 28, 2005, the Board of Directors of the Company re-approved the Advisory Agreement with respect to each portfolio and the Sub-Advisory Agreements with respect to the Emerging Markets Equities, Select International Growth Equities, and Asia Pacific Equities Funds. The Adviser and the Sub-Advisers provided materials to the Board for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. Discussed below are the factors considered by the Board in approving the Advisory Agreement and the Sub-Advisory Agreements. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determinations were made on the basis of each Director's business judgment after consideration of all the information taken as a whole. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

     APPROVAL OF ADVISORY AGREEMENT

     In evaluating the Advisory Agreement, the Board of Directors, including the Independent Directors, considered the following factors, among others:

          - The Board considered the benefits to shareholders of continuing to retain the Adviser as the adviser to the Company, particularly in light of the nature, extent, and quality of services provided by the Adviser. The Board considered the ability of the Adviser to provide an appropriate level of support and resources to the Company and whether the Adviser has sufficiently qualified personnel. The Board noted the background and experience of the Adviser's senior management, and that the expertise of and amount of attention expected to be given to the Company by the Adviser is substantial. The Board considered the Adviser's ability to attract and retain qualified business professionals. The Board also considered the breadth of the Adviser's compliance program as well as the Adviser's compliance operations with respect to the Company, including measures recently taken by the Adviser to assist the Company in complying with Rule 38a-1 under the Investment Company Act of 1940. In this regard, the Board noted the significant efforts of the Adviser's compliance staff in developing and administering the Company's compliance program. The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Company by the Adviser under the Advisory Agreement.

          - The Board considered information about each Fund's historical performance. The Board was provided with a report prepared by an independent third party (the "Report") which provided a comparative analysis of the performance of each Fund to similar funds and relevant market indices, including the recent, medium and long-term performance of each Fund. The Board also reviewed information in the Report regarding the performance and expense levels of the Funds as compared to other funds in each Fund's peer group, and considered the rankings given the Funds in the Report. In considering the Funds' performance, the Board noted that the small asset sizes of the Convertible Securities Fund, Large Cap Growth Fund and Value Added Fund lead to those Funds having increased expense ratios, which may have negatively impacted the performance of those Funds. The Board further noted that the Aggressive Growth Equities Fund, Large Cap Growth Fund, and Small Cap Growth Fund had each recently undergone changes in management personnel.

          - The Board considered information in the Report and in materials prepared by the Adviser regarding the advisory fees charged under other investment advisory contracts with the Adviser and other investment advisers for other registered investment companies or other types of clients. Based on their evaluation of this information, the Board concluded that when compared with the management fees and total expenses charged by funds in their peer groups, the contractual management fees and expenses of each of the Funds are reasonable.

          - The Board considered the cost of services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Company, including the overall financial soundness of the Adviser. The Board reviewed profitability information provided by the Adviser. The Board considered that the Adviser agreed to reduce its investment advisory fee or to pay the operating expenses of each Fund's I and N Classes to the extent necessary to limit the operating expenses of these Classes to an amount not to exceed the trailing monthly expense ratio for comparable funds as calculated by Lipper, Inc. The Board also considered that the Adviser agreed to reduce its investment advisory fee or to pay the operating expenses of each Fund's K Class to the extent necessary to limit the operating expenses of that Class in an amount not to exceed the trailing monthly expense ratio for comparable funds as calculated by Lipper, Inc. plus 25 basis points. The Board concluded that the compensation payable under the Advisory Agreement with respect to each Fund is fair and bears a reasonable relationship to the services rendered.

          - The Board considered the potential of the Adviser to experience economies of scale as the Funds grow in size. The Board further noted that the Adviser has agreed to reduce its investment advisory fee or to pay the operating expenses of each Fund to the extent necessary to limit the Fund's operating expenses to an amount not to exceed the trailing monthly expense ratio average for comparable funds as calculated by Lipper, Inc.

          - The Board considered ancillary benefits to be received by the Adviser and its affiliates as a result of the Adviser's relationship with the Company, including soft dollar arrangements. The Board noted that, in addition to the fees the Adviser received under the Advisory Agreement, the Adviser could receive additional benefits from the Funds in the form of reports, research and other services obtainable from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board concluded that any potential benefits to be derived by the Adviser from its relationship with the Funds included benefits which were consistent with those generally derived by sub-advisers to mutual funds.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

SHAREHOLDER INFORMATION

DIRECTORS AND OFFICERS

Patrick C. Haden
Director and Chairman of the Board

Samuel P. Bell
Director

Richard W. Call
Director

Matthew K. Fong
Director

John A. Gavin
Director

Thomas E. Larkin, Jr.
Director

Charles A. Parker
Director

Marc I. Stern
Director

Alvin R. Albe, Jr.
President and Chief Executive Officer

Charles W. Baldiswieler
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

Dennis J. McCarthy
Senior Vice President

Ronald R. Redell
Senior Vice President

Philip K. Holl
Secretary and Associate General Counsel

Hilary G.D. Lord
Senior Vice President and Chief Compliance Officer

David S. DeVito
Treasurer and Chief Financial Officer

George N. Winn
Assistant Treasurer

INVESTMENT ADVISOR

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
(800) FUND-TCW

TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

INDEPENDENT AUDITORS

Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071

CUSTODIAN & ADMINISTRATOR

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

DISTRIBUTOR

TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017


GALsarEQ0405

ITEM 2.   CODE OF ETHICS. Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS. Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES. Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. No material changes have been made to Registrant's procedures by which shareholders may recommend nominees to registrant's Board of Directors.

ITEM 11.  CONTROLS AND PROCEDURES.

          (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1990 and 15d-15(b) under the Exchange Act.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

          (a) Not applicable

          (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       TCW Galileo Funds, Inc.

By (Signature and Title)
                                            /s/ Alvin R. Albe, Jr.
                                   -------------------------------
                                   Alvin R. Albe, Jr.
                                   Chief Executive Officer

Date                               July 7, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)
                                            /s/ Alvin R. Albe, Jr.
                                   -------------------------------
                                   Alvin R. Albe, Jr.
                                   Chief Executive Officer

Date                               July 7, 2005

By (Signature and Title)
                                            /s/ David S. DeVito
                                   ----------------------------
                                   David S. DeVito
                                   Chief Financial Officer

Date                               July 7, 2005